  Nationwide® VLI

Separate Account-4

 December 31, 2007

2007

Annual Report

Nationwide Life Insurance Company

Home Office: Columbus, Ohio

VLOB-0161-12/07

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2007

Assets:
Investments at fair value:
AIM VIF - Basic Value Fund - Series I (AIMBValue) 633,230 shares (cost $7,944,089)	$8,061,018
AIM VIF - Capital Appreciation Fund - Series I (AIMCapAp) 59,093 shares (cost $1,432,975)	1,735,563
AIM VIF - Capital Development Fund - Series I (AIMCapDev) 837,171 shares (cost $15,322,095)	15,780,682
AIM VIF - International Growth Fund - Series I (AIMIntGr) 1,067,006 shares (cost $31,143,384)	35,883,404
AllianceBernstein VPS - Growth and Income Portfolio - Class A (AlVGrIncA) 796,001 shares (cost $19,808,876)	21,348,735
AllianceBernstein VPS - International Value Portfolio - Class A (AlVIntlValA) 1,295,177 shares (cost $32,107,013)	32,560,742
AllianceBernstein VPS - Small/Mid Cap Value Portfolio - Class A (AlVSmMdCpA) 330,438 shares (cost $6,002,737)	5,653,796
American Century VP - Income & Growth Fund - Class I (ACVPIncGr) 3,041,083 shares (cost $21,157,967)	25,727,563
American Century VP - Inflation Protection Fund - Class II (ACVPInflPro2) 650,011 shares (cost $6,604,686)	6,857,612
American Century VP - International Fund - Class I (ACVPInt) 4,107,800 shares (cost $30,700,456)	48,718,505
American Century VP - International Fund - Class III (ACVPInt3) 1,020,211 shares (cost $8,995,051)	12,099,701
American Century VP - Mid Cap Value Fund - Class I (ACVPMdCpV) 177,065 shares (cost $2,511,685)	2,291,227
American Century VP - Ultra® Fund - Class I (ACVPUltra) 478,568 shares (cost $5,036,486)	5,814,601
American Century VP - Value Fund - Class I (ACVPVal) 9,157,481 shares (cost $72,544,305)	68,406,385
American Century VP - VistaSM Fund - Class I (ACVPVista1) 248,547 shares (cost $5,115,244)	5,468,029
BlackRock Large Cap Core V.I. Fund - Class II (BRLrgCp) 125,676 shares (cost $4,127,752)	3,736,359
Calvert Variable Series Inc. - Social Equity Portfolio (CalVSSocEq) 6,605 shares (cost $132,527)	134,606
Credit Suisse Trust - Global Small Cap Portfolio (CSTGlobSmCp) 44,597 shares (cost $531,287)	627,926
Credit Suisse Trust - International Focus Portfolio (CSTIntFoc) 146,803 shares (cost $1,314,628)	2,326,834
Credit Suisse Trust - Large Cap Value Portfolio (CSTLCapV) 123,252 shares (cost $1,664,775)	1,661,443
Dreyfus IP - Mid Cap Stock Portfolio - Initial Shares (DryIPMidCap) 86,161 shares (cost $1,430,040)	1,337,226

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Dreyfus IP - Small Cap Stock Index Portfolio - Service Shares (DryIPSmCap) 1,433,661 shares (cost $24,991,832)	$25,289,778
Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx) 10,315,043 shares (cost $306,079,800)	385,782,591
Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVApp) 790,695 shares (cost $28,464,796)	35,470,556
Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVDevLd) 20,318 shares (cost $821,481)	657,086
Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIntVal) 2,061,693 shares (cost $36,232,111)	35,935,305
DWS Variable Series II - Dreman High Return Equity VIP - Class B (DWSVHghRtrn) 51,629 shares (cost $776,234)	743,969
Federated IS - American Leaders Fund II - Primary Shares (FedAmLead) 16,668 shares (cost $329,875)	285,514
Federated IS - Capital Appreciation Fund II - Primary Shares (FedCapAp) 69,578 shares (cost $440,012)	514,182
Federated IS - Market Opportunity Fund II - Service Shares (FedMrkOp) 4,506 shares (cost $46,126)	46,182
Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd) 3,757,583 shares (cost $42,133,743)	42,610,987
Fidelity® VIP - Equity-Income Portfolio - Service Class (FidVIPEIS) 4,548,198 shares (cost $108,650,015)	108,338,065
Fidelity® VIP - Growth Portfolio - Service Class (FidVIPGrS) 2,651,450 shares (cost $82,251,505)	119,288,749
Fidelity® VIP - High Income Portfolio - Service Class (FidVIPHIS) 4,217,056 shares (cost $27,303,825)	25,091,480
Fidelity® VIP - High Income Portfolio - Service Class R (FidVIPHISR) 386,019 shares (cost $2,477,847)	2,289,095
Fidelity® VIP - Overseas Portfolio - Service Class (FidVIPOvS) 2,175,813 shares (cost $42,164,849)	54,874,004
Fidelity® VIP - Overseas Portfolio - Service Class R (FidVIPOvSR) 741,543 shares (cost $15,948,150)	18,679,464
Fidelity® VIP II - Contrafund® Portfolio - Service Class (FidVIPConS) 8,549,296 shares (cost $237,141,011)	237,670,419
Fidelity® VIP II - Investment Grade Bond Portfolio - Service Class (FidVIPIGBdS) 1,146,526 shares (cost $14,277,199)	14,526,485
Fidelity® VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS) 632,341 shares (cost $9,862,456)	14,113,844
Fidelity® VIP III - Mid Cap Portfolio - Service Class (FidVIPMCapS) 1,151,281 shares (cost $38,165,406)	41,423,093
Fidelity® VIP III - Value Strategies Portfolio - Service Class (FidVIPVaIS) 737,451 shares (cost $9,536,140)	9,247,629
Fidelity® VIP IV - Energy Portfolio - Service Class 2 (FidVIPEnergyS2) 539,148 shares (cost $11,986,641)	14,255,084
Fidelity® VIP IV - Freedom Fund 2010 Portfolio - Service Class (FidVIPFree10S) 131,520 shares (cost $1,564,179)	1,571,670
Fidelity® VIP IV - Freedom Fund 2020 Portfolio - Service Class (FidVIPFree20S) 241,500 shares (cost $2,966,361)	3,047,725

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® VIP IV - Freedom Fund 2030 Portfolio - Service Class (FidVIPFree30S) 149,356 shares (cost $1,904,709)	$1,943,122
Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FrVIPDevMrk3) 482,203 shares (cost $6,433,972)	7,695,955
Franklin Templeton VIP - Foreign Securities Fund - Class 1 (FrVIPForSec) 157,216 shares (cost $2,328,019)	3,235,497
Franklin Templeton VIP - Foreign Securities Fund - Class 2 (FrVIPForSec2) 1,110,854 shares (cost $20,020,202)	22,494,784
Franklin Templeton VIP - Foreign Securities Fund - Class 3 (FrVIPForSec3) 362,658 shares (cost $6,246,960)	7,318,438
Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FrVIPGlInc3) 208,062 shares (cost $3,279,306)	3,476,710
Franklin Templeton VIP - Income Securities Fund - Class 2 (FrVIPIncSec2) 279,159 shares (cost $4,941,181)	4,832,242
Franklin Templeton VIP - Rising Dividends Securities Fund - Class 1 (FrVIPRisDiv) 755,367 shares (cost $14,044,734)	14,812,750
Franklin Templeton VIP - Small Cap Value Securities Fund - Class 1 (FrVIPSCapV1) 650,485 shares (cost $11,630,551)	11,305,427
Franklin Templeton VIP - Small Cap Value Securities Fund - Class 2 (FrVIPSCapV2) 297,014 shares (cost $5,503,892)	5,078,942
Goldman Sachs VIT Mid Cap Value Fund (GSVTMdCpV) 5,563,134 shares (cost $88,819,967)	77,995,141
Janus Aspen Series - Balanced Portfolio - Service Shares (JAspBal) 294,375 shares (cost $8,611,573)	9,149,169
Janus Aspen Series - Forty Portfolio - Service Shares (JAspForty) 1,637,900 shares (cost $44,137,837)	66,826,334
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAspGlTechS) 3,182,963 shares (cost $11,977,755)	16,487,750
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JAspRMgCore) 38,254 shares (cost $497,387)	508,396
Janus Aspen Series - International Growth Portfolio - Service II Shares (JAspIntGroS2) 380,055 shares (cost $19,644,677)	24,619,966
Janus Aspen Series - International Growth Portfolio - Service Shares (JAspIntGroS) 1,119,921 shares (cost $39,107,363)	72,246,109
JPMorgan Insurance Trust - Diversified Mid Cap Growth Portfolio 1 (JPMMidCapGr) 326,740 shares (cost $6,711,705)	6,760,247
JPMorgan Insurance Trust - Diversified Mid Cap Value Portfolio 1 (JPMMidCapV) 23,426 shares (cost $281,493)	211,304
Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (LBTShrtDBd) 657,267 shares (cost $8,439,916)	8,544,465
Lincoln VIP - Baron Growth Opportunies Funds - Service Class (LincGroOp) 529,331 shares (cost $15,868,000)	15,850,277
Lord Abbett Series Fund, Inc. - Mid-Cap Value Portfolio - Class VC (LrdMidCapV) 99,984 shares (cost $2,257,563)	1,889,706
MFS VIT - Investors Growth Stock Series - Initial Class (MFSInvGrSt) 388,089 shares (cost $3,792,249)	4,587,216
MFS VIT - Research International Series - Service Class (MFSRsrchIntl) 593 shares (cost $9,229)	9,492

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

MFS VIT - Value Series - Initial Class (MFSValue) 452,585 shares (cost $6,468,558)	$6,901,914
Nationwide VIT - American Funds Asset Allocation Fund - Class II (NVITAstAll2) 196,853 shares (cost $3,821,752)	3,809,097
Nationwide VIT - American Funds Bond Fund - Class II (NVITBnd2) 215,804 shares (cost $2,509,615)	2,421,323
Nationwide VIT - American Funds Global Growth Fund - Class II (NVITGlobGr2) 214,485 shares (cost $5,242,183)	5,593,772
Nationwide VIT - American Funds Growth - Income Fund - Class II (NVITGroInc2) 21,520 shares (cost $972,312)	937,390
Nationwide VIT - American Funds Growth Fund - Class II (NVITGrowth2) 98,163 shares (cost $6,725,322)	7,083,428
Nationwide VIT - Federated High Income Bond Fund - Class I (NVITFHiInc) 3,048,298 shares (cost $24,294,009)	23,288,997
Nationwide VIT - Federated High Income Bond Fund - Class III (NVITFHiInc3) 2,075,682 shares (cost $16,448,879)	15,837,451
Nationwide VIT - Gartmore Emerging Markets Fund - Class I (NVITEmMrkts) 2,315,751 shares (cost $38,389,264)	52,359,129
Nationwide VIT - Gartmore Emerging Markets Fund - Class III (NVITEmMrkts3) 1,101,602 shares (cost $18,918,886)	24,885,178
Nationwide VIT - Gartmore Global Utilities Fund - Class I (NVITGlUtl) 502,259 shares (cost $6,386,834)	6,157,696
Nationwide VIT - Gartmore International Growth Fund - Class I (NVITIntGro) 894,727 shares (cost $10,467,846)	12,579,855
Nationwide VIT - Gartmore Worldwide Leaders Fund - Class I (NVITWLead) 406,473 shares (cost $5,453,660)	7,718,915
Nationwide VIT - Global Financial Services Fund - Class I (NVITGlFin) 426,551 shares (cost $5,555,602)	4,645,136
Nationwide VIT - Global Health Sciences Fund - Class I (NVITGlHlth) 398,124 shares (cost $4,367,593)	4,685,924
Nationwide VIT - Global Health Sciences Fund - Class III (NVITGlHlth3) 223,096 shares (cost $2,427,053)	2,632,532
Nationwide VIT - Global Technology and Communications Fund - Class I (NVITGlTech) 1,336,497 shares (cost $5,636,202)	6,869,597
Nationwide VIT - Global Technology and Communications Fund - Class III (NVITGlTech3) 792,184 shares (cost $3,664,808)	4,103,511
Nationwide VIT - Government Bond Fund - Class I (NVITGvtBd) 8,744,660 shares (cost $101,538,316)	101,700,393
Nationwide VIT - Growth Fund - Class I (NVITGrowth) 1,350,537 shares (cost $12,997,203)	19,582,780
Nationwide VIT - International Index Fund - Class II (NVITIntIdx2) 191,108 shares (cost $2,235,022)	2,222,587
Nationwide VIT - International Index Fund - Class VI (NVITIntIdx6) 55,186 shares (cost $620,669)	641,261
Nationwide VIT - International Value Fund - Class I (NVITIntValI) 127,330 shares (cost $2,026,994)	2,225,720
Nationwide VIT - International Value Fund - Class III (NVITIntVal3) 552,285 shares (cost $9,732,257)	9,626,329

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Investor Destinations Aggressive Fund - Class II (NVITIDAgg2) 2,579,961 shares (cost $32,820,931)	$35,087,466
Nationwide VIT - Investor Destinations Conservative Fund - Class II (NVITIDCon2) 1,408,111 shares (cost $14,647,245)	14,644,354
Nationwide VIT - Investor Destinations Moderate Fund - Class II (NVITIDMod2) 5,896,487 shares (cost $67,805,371)	73,352,295
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (NVITIDModAg2) 6,386,094 shares (cost $76,998,614)	85,190,499
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (NVITIDModCon2) 3,133,462 shares (cost $34,947,717)	35,564,795
Nationwide VIT - J.P. Morgan Balanced Fund - Class I (NVITJPBal) 1,592,730 shares (cost $15,677,489)	17,440,388
Nationwide VIT - Mid Cap Growth Fund - Class I (NVITMdCpGr) 538,927 shares (cost $14,132,780)	17,531,295
Nationwide VIT - Mid Cap Index Fund - Class I (NVITMidCap) 3,970,138 shares (cost $70,081,221)	76,147,254
Nationwide VIT - Money Market Fund - Class I (NVITMyMkt) 122,257,635 shares (cost $122,257,635)	122,257,635
Nationwide VIT - Money Market Fund - Class V (NVITMyMkt5) 345,939,962 shares (cost $345,939,962)	345,939,962
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (NVITSmCapGr) 1,277,586 shares (cost $19,963,377)	23,009,330
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (NVITSmCapVal) 6,536,235 shares (cost $78,727,923)	64,578,004
Nationwide VIT - Multi-Manager Small Company Fund - Class I (NVITSmComp) 4,428,873 shares (cost $104,279,602)	98,365,263
Nationwide VIT - Nationwide Fund - Class I (NVITNWFund) 32,076,708 shares (cost $337,408,545)	435,922,468
Nationwide VIT - Nationwide Leaders Fund - Class I (NVITNWLead) 189,497 shares (cost $2,621,811)	2,471,043
Nationwide VIT - U.S. Growth Leaders Fund - Class I (NVITUSGro) 668,981 shares (cost $7,684,298)	8,636,541
Nationwide VIT - Van Kampen Comstock Value Fund - Class I (NVITVKVal) 1,229,592 shares (cost $14,243,291)	14,140,311
Nationwide VIT - Van Kampen Multi Sector Bond Fund - Class I (NVITMltSec) 2,487,548 shares (cost $24,546,609)	24,527,224
Neuberger Berman AMT - Fasciano Portfolio - S Class Shares (NBTAFasc) 138,620 shares (cost $2,073,739)	2,009,993
Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBTAGuard) 605,085 shares (cost $9,836,414)	12,773,334
Neuberger Berman AMT - International Portfolio - Class S (NBTAInt) 308,346 shares (cost $4,360,796)	4,196,590
Neuberger Berman AMT - Mid-Cap Growth Portfolio - I Class Shares (NBTAMCGr) 1,727,501 shares (cost $27,828,618)	49,233,790
Neuberger Berman AMT - Partners Portfolio - Class I (NBTAPart) 1,030,637 shares (cost $20,916,557)	21,406,339
Neuberger Berman AMT - Regency Portfolio - Class I (NBTARegI) 52,447 shares (cost $867,760)	851,209

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Neuberger Berman AMT - Regency Portfolio - Class S (NBTARegS) 72,255 shares (cost $1,283,323)	$1,255,077
Neuberger Berman AMT - Socially Responsive Portfolio Class I (NBTSocRes) 259,992 shares (cost $4,244,616)	4,656,448
Oppenheimer VAF - Capital Appreciation Fund - Non-Service Shares (OppCapAp) 2,813,300 shares (cost $99,313,672)	132,731,517
Oppenheimer VAF - Global Securities Fund - Class 3 (OppGlSec3) 565,015 shares (cost $19,167,340)	20,803,840
Oppenheimer VAF - Global Securities Fund - Non-Service Shares (OppGlSec) 2,073,499 shares (cost $64,485,907)	75,890,059
Oppenheimer VAF - High Income Fund - Class 3 (OppHighInc3) 117,597 shares (cost $957,720)	938,422
Oppenheimer VAF - High Income Fund - Non-Service Shares (OppHighInc) 338,231 shares (cost $2,844,583)	2,688,940
Oppenheimer VAF - Main Street Small Cap Fund® - Non-Service Shares (OppMStSCap) 300,818 shares (cost $5,347,031)	5,474,892
Oppenheimer VAF - Main Street® - Non-Service Shares (OppMSt) 1,712,103 shares (cost $34,121,348)	43,846,953
Oppenheimer VAF - Mid Cap Fund - Non-Service Shares (OppMidCap) 842,771 shares (cost $34,842,577)	45,568,650
PIMCO VIT - All Asset Portfolio - Administrative Shares (PVITAllAst) 173,135 shares (cost $2,052,381)	2,029,142
PIMCO VIT - Low Duration Portfolio - Administrative Shares (PVITLowDur) 4,628,475 shares (cost $46,844,044)	47,673,293
PIMCO VIT - Real Return Portfolio - Administrative Shares (PVITRealRet) 4,267,572 shares (cost $53,453,633)	53,643,381
PIMCO VIT - Total Return Portfolio - Administrative Shares (PVITTotRet) 15,025,799 shares (cost $153,027,450)	157,620,630
Pioneer VCT - Pioneer High Yield Portfolio - Class I Shares (PioVHiYield) 1,531,658 shares (cost $17,009,823)	16,924,819
Putnam VT - Growth and Income Fund - IB Shares (PVTGroInc) 44,607 shares (cost $1,144,687)	1,031,309
Putnam VT - International Equity Fund - IB Shares (PVTIntlEq) 161,597 shares (cost $3,010,247)	3,063,872
Putnam VT - Voyager Fund - IB Shares (PVTVoygr) 13,720 shares (cost $382,633)	435,346
Royce Capital Fund - Micro-Cap Portfolio (RCFMicroCap) 4,077,596 shares (cost $56,449,672)	54,925,212
T. Rowe Price Blue Chip Growth Portfolio - II (TRoeBlChip2) 253,193 shares (cost $2,677,001)	2,962,354
T. Rowe Price Equity Income Portfolio - II (TRowEqInc2) 4,192,375 shares (cost $98,188,101)	99,149,667
T. Rowe Price Limited Term Bond Portfolio - Class II (TRowLtdTBd2) 218,254 shares (cost $1,066,311)	1,080,359
T. Rowe Price Mid-Cap Growth Portfolio - II (TRowMidCap2) 1,107,744 shares (cost $28,576,405)	27,427,752
T. Rowe Price New America Growth Portfolio (TRowNwAmGr) 652,107 shares (cost $13,810,682)	14,398,522

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

T. Rowe Price Personal Strategy Balanced Portfolio (TRowPerStrBal) 3,519 shares (cost $72,684)	$65,811
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DrySRGro) 488,432 shares (cost $11,601,370)	14,897,163
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VEWrldEMkt) 1,116,088 shares (cost $23,764,593)	30,937,964
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VEWrldHAs) 834,436 shares (cost $27,542,303)	34,370,405
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (VKUCorPlus) 296,176 shares (cost $3,381,062)	3,429,724
Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (VKUEmMkt) 1,433,181 shares (cost $12,265,857)	12,225,035
Van Kampen UIF - Mid Cap Growth Portfolio - Class I (VKUMCpGro) 630,309 shares (cost $8,279,246)	9,189,907
Van Kampen UIF - U.S. Real Estate Portfolio - Class I (VKUUSRE) 3,157,714 shares (cost $73,107,954)	69,627,587
W&R Target Funds, Inc. - Growth Portfolio (WRGrowth) 20,126 shares (cost $242,209)	241,986
W&R Target Funds, Inc. - Real Estate Securities Portfolio (WRRealEstS) 21,669 shares (cost $177,407)	151,396
W&R Target Funds, Inc. - Science and Technology Portfolio (WRSciTech) 253 shares (cost $5,309)	4,556
Wells Fargo AVT - Opportunity FundSM (WFVOpp) 1,226,110 shares (cost $26,824,475)	27,011,195

Total Investments	4,818,024,834
Accounts Receivable	110,183

Total Assets	4,818,135,017
Accounts Payable	—

Contract Owners Equity (note 7)	$4,818,135,017

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

Year Ended December 31, 2007

Investment activity:	Total	AIMBValue	AIMCapAp	AIMCapDev	AIMIntGr	AlVGrIncA	AlVIntlValA	AlVSmMdCpA
Reinvested dividends	$91,678,320	50,478	-	-	140,576	299,842	281,943	46,884
Mortality and expense risk charges (note 3)	(6,216,537)	(6,570)	-	(26,701)	(78,764)	(47,895)	(70,619)	(1,256)

Net investment income (loss)	85,461,783	43,908	-	(26,701)	61,812	251,947	211,324	45,628

Proceeds from mutual fund shares sold	1,080,591,585	2,185,251	288,900	3,716,326	4,788,216	3,214,155	4,261,828	1,310,064
Cost of mutual fund shares sold	(873,005,198)	(1,836,834)	(214,877)	(2,668,300)	(3,191,605)	(2,622,874)	(3,584,527)	(1,107,569)

Realized gain (loss) on investments	207,586,387	348,417	74,023	1,048,026	1,596,611	591,281	677,301	202,495
Change in unrealized gain (loss) on investments	(135,244,323)	(710,460)	106,701	(966,703)	1,281,739	(848,511)	(1,000,621)	(661,993)

Net gain (loss) on investments	72,342,064	(362,043)	180,724	81,323	2,878,350	(257,230)	(323,320)	(459,498)

Reinvested capital gains	219,084,030	470,561	-	1,262,845	-	1,017,690	932,439	346,724

Net increase (decrease) in contract owners’ equity resulting from operations	$376,887,877	152,426	180,724	1,317,467	2,940,162	1,012,407	820,443	(67,146)

Investment activity:	ACVPIncGr	ACVPInflPro2	ACVPInt	ACVPInt3	ACVPMdCpV	ACVPUltra	ACVPVal	ACVPVista1
Reinvested dividends	$523,519	296,823	339,626	61,541	17,552	-	1,204,997	-
Mortality and expense risk charges (note 3)	(11,691)	-	(55,274)	-	-	(2,826)	(58,535)	(1,573)

Net investment income (loss)	511,828	296,823	284,353	61,541	17,552	(2,826)	1,146,462	(1,573)

Proceeds from mutual fund shares sold	6,391,885	2,961,768	12,792,551	415,418	2,159,832	1,066,220	13,113,684	1,147,575
Cost of mutual fund shares sold	(3,826,687)	(3,008,609)	(7,030,659)	(266,988)	(2,075,191)	(964,410)	(11,266,074)	(998,331)

Realized gain (loss) on investments	2,565,198	(46,841)	5,761,892	148,430	84,641	101,810	1,847,610	149,244
Change in unrealized gain (loss) on investments	(3,011,606)	393,108	1,798,877	1,432,507	(281,936)	772,249	(12,797,015)	352,778

Net gain (loss) on investments	(446,408)	346,267	7,560,769	1,580,937	(197,295)	874,059	(10,949,405)	502,022

Reinvested capital gains	-	-	-	-	36,360	-	6,248,743	-

Net increase (decrease) in contract owners’ equity resulting from operations	$65,420	643,090	7,845,122	1,642,478	(143,383)	871,233	(3,554,200)	500,449

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	BRIntIndex	BRLrgCp	CalVSSocEq	CSTGIobSmCp	CSTIntFoc	CSTLCapV	DrylPMidCap	DrylPSmCap
Reinvested dividends	$-	32,666	-	-	24,804	23,508	4,679	95,818
Mortality and expense risk charges (note 3)	(1,459)	(6,879)	(281)	(211)	(352)	(175)	(2,385)	(39,671)

Net investment income (loss)	(1,459)	25,787	(281)	(211)	24,452	23,333	2,294	56,147

Proceeds from mutual fund shares sold	1,799,658	242,954	94,444	216,013	216,956	408,875	817,564	7,867,956
Cost of mutual fund shares sold	(1,845,720)	(231,946)	(80,252)	(131,657)	(117,321)	(290,561)	(859,538)	(6,437,491)

Realized gain (loss) on investments	(46,062)	11,008	14,192	84,356	99,635	118,314	(41,974)	1,430,465
Change in unrealized gain (loss) on investments	180,030	(384,037)	(10,352)	(105,235)	219,876	(439,671)	(74,440)	(2,636,043)

Net gain (loss) on investments	133,968	(373,029)	3,840	(20,879)	319,511	(321,357)	(116,414)	(1,205,578)

Reinvested capital gains	-	515,034	6,543	-	-	348,824	132,936	1,029,058

Net increase (decrease) in contract owners’ equity resulting from operations	$132,509	167,792	10,102	(21,090)	343,963	50,800	18,816	(120,373)

Investment activity:	DryStklx	DryVApp	DryVDevLd	DryVlntVal	DWSVHghRtrn	FedAmLead	FedCapAp	FedMrkOp
Reinvested dividends	$6,828,654	554,508	5,945	604,139	5,896	4,935	3,604	483
Mortality and expense risk charges (note 3)	(621,689)	(38,505)	-	(96,433)	(1,651)	-	-	-

Net investment income (loss)	6,206,965	516,003	5,945	507,706	4,245	4,935	3,604	483

Proceeds from mutual fund shares sold	64,834,443	5,607,469	196,844	14,030,000	114,110	138,214	131,641	9,136
Cost of mutual fund shares sold	(39,572,589)	(3,607,367)	(205,752)	(11,953,142)	(110,285)	(132,467)	(98,201)	(9,265)

Realized gain (loss) on investments	25,261,854	2,000,102	(8,908)	2,076,858	3,825	5,747	33,440	(129)
Change in unrealized gain (loss) on investments	(11,213,766)	(36,012)	(186,955)	(5,890,842)	(35,281)	(77,319)	9,103	(1,040)

Net gain (loss) on investments	14,048,088	1,964,090	(195,863)	(3,813,984)	(31,456)	(71,572)	42,543	(1,169)

Reinvested capital gains	-	-	103,932	4,852,609	4,673	36,771	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$20,255,053	2,480,093	(85,986)	1,546,331	(22,538)	(29,866)	46,147	(686)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	FedQualBd	FidVIPEIS	FidVIPGrS	FidVIPHIS	FidVIPHISR	FidVIPOvS	FidVIPOvSR	FidVIPConS
Reinvested dividends	$3,012,535	1,932,978	656,152	2,077,049	190,145	1,625,906	538,729	1,910,296
Mortality and expense risk charges (note 3)	(59,132)	(117,543)	(86,521)	(17,826)	-	(87,720)	-	(258,348)

Net investment income (loss)	2,953,403	1,815,435	569,631	2,059,223	190,145	1,538,186	538,729	1,651,948

Proceeds from mutual fund shares sold	30,356,930	19,337,365	23,181,545	6,510,557	350,299	9,420,379	2,559,592	22,882,344
Cost of mutual fund shares sold	(31,571,489)	(12,532,637)	(17,577,883)	(6,699,624)	(361,824)	(5,956,483)	(1,820,952)	(12,034,842)

Realized gain (loss) on investments	(1,214,559)	6,804,728	5,603,662	(189,067)	(11,525)	3,463,896	738,640	10,847,502
Change in unrealized gain (loss) on investments	608,709	(15,905,975)	18,441,027	(1,231,809)	(188,751)	(432,859)	309,061	(35,362,204)

Net gain (loss) on investments	(605,850)	(9,101,247)	24,044,689	(1,420,876)	(200,276)	3,031,037	1,047,701	(24,514,702)

Reinvested capital gains	-	9,084,163	97,886	-	-	3,263,967	1,044,686	57,020,823

Net increase (decrease) in contract owners’ equity resulting from operations	$2,347,553	1,798,351	24,712,206	638,347	(10,131)	7,833,190	2,631,116	34,158,069

Investment activity:	FidVIPIGBdS	FidVIPGrOpS	FidVIPMCapS	FidVIPVaIS	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree20S	FidVIPFree30S
Reinvested dividends	$476,436	-	270,110	79,172	12,190	37,076	61,125	38,873
Mortality and expense risk charges (note 3)	(4,347)	(2,839)	(26,833)	(644)	-	-	-	-

Net investment income (loss)	472,089	(2,839)	243,277	78,528	12,190	37,076	61,125	38,873

Proceeds from mutual fund shares sold	3,723,080	3,462,748	4,763,617	2,950,103	3,796,385	352,551	282,835	171,089
Cost of mutual fund shares sold	(3,882,092)	(2,086,112)	(4,018,048)	(2,902,449)	(3,700,169)	(316,589)	(231,055)	(137,832)

Realized gain (loss) on investments	(159,012)	1,376,636	745,569	47,654	96,216	35,962	51,780	33,257
Change in unrealized gain (loss) on investments	191,770	1,321,560	1,091,975	(544,851)	3,011,353	(16,903)	(8,653)	(2,052)

Net gain (loss) on investments	32,758	2,698,196	1,837,544	(497,197)	3,107,569	19,059	43,127	31,205

Reinvested capital gains	-	-	3,082,876	911,629	563,500	35,183	84,690	65,958

Net increase (decrease) in contract owners’ equity resulting from operations	$504,847	2,695,357	5,163,697	492,960	3,683,259	91,318	188,942	136,036

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	FrVIPDevMrk3	FrVIPForSec	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3	FrVIPIncSec2	FrVIPRisDiv	FrVIPSCapV1
Reinvested dividends	$134,911	69,784	344,432	141,669	59,433	127,625	401,727	106,122
Mortality and expense risk charges (note 3)	-	-	(53,327)	-	-	-	-	-

Net investment income (loss)	134,911	69,784	291,105	141,669	59,433	127,625	401,727	106,122

Proceeds from mutual fund shares sold	1,549,135	967,868	7,105,538	1,145,241	366,147	1,403,298	2,960,392	1,568,641
Cost of mutual fund shares sold	(1,111,708)	(633,458)	(5,349,471)	(872,410)	(325,544)	(1,360,058)	(2,364,466)	(1,247,964)

Realized gain (loss) on investments	437,427	334,410	1,756,067	272,831	40,603	43,240	595,926	320,677
Change in unrealized gain (loss) on investments	427,527	(64,148)	(279,035)	238,423	120,126	(153,756)	(1,588,215)	(1,564,171)

Net gain (loss) on investments	864,954	270,262	1,477,032	511,254	160,729	(110,516)	(992,289)	(1,243,494)

Reinvested capital gains	445,938	144,496	785,608	307,222	-	23,668	227,655	811,996

Net increase (decrease) in contract owners’ equity resulting from operations	$1,445,803	484,542	2,553,745	960,145	220,162	40,777	(362,907)	(325,376)

Investment activity:	FrVIPSCapV2	GSVTMdCpV	JAspBal	JAspForty	JAspGITechS	JAspRMgCore	JAsplntGroS2	JAsplntGroS
Reinvested dividends	$28,063	625,839	189,547	96,428	52,327	2,302	86,238	283,951
Mortality and expense risk charges (note 3)	(12,400)	(208,678)	(17,100)	(47,731)	(5,158)	-	-	(62,515)

Net investment income (loss)	15,663	417,161	172,447	48,697	47,169	2,302	86,238	221,436

Proceeds from mutual fund shares sold	889,465	15,932,662	3,293,597	9,134,288	4,899,815	161,786	1,401,777	13,510,143
Cost of mutual fund shares sold	(773,836)	(14,124,662)	(2,908,086)	(5,275,750)	(2,658,012)	(168,232)	(1,029,978)	(4,790,129)

Realized gain (loss) on investments	115,629	1,808,000	385,511	3,858,538	2,241,803	(6,446)	371,799	8,720,014
Change in unrealized gain (loss) on investments	(654,836)	(11,651,421)	149,402	12,121,690	748,048	33,823	3,732,278	6,681,827

Net gain (loss) on investments	(539,207)	(9,843,421)	534,913	15,980,228	2,989,851	27,377	4,104,077	15,401,841

Reinvested capital gains	288,566	11,581,061	-	-	-	3,990	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(234,978)	2,154,801	707,360	16,028,925	3,037,020	33,669	4,190,315	15,623,277

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	JPMMidCapGr	JPMMidCapV	LBTShrtDBd	LincGroOp	LrdMidCapV	MFSInvGrSt	MFSRsrchIntl	MFSValue
Reinvested dividends	$-	4,906	235,067	-	8,625	15,269	-	49,384
Mortality and expense risk charges (note 3)	(13,419)	(431)	-	(37,013)	(3,828)	-	(8)	-

Net investment income (loss)	(13,419)	4,475	235,067	(37,013)	4,797	15,269	(8)	49,384

Proceeds from mutual fund shares sold	2,066,026	100,579	3,179,035	3,233,969	883,419	993,027	1,568	950,557
Cost of mutual fund shares sold	(1,941,595)	(133,430)	(3,162,507)	(2,773,860)	(833,466)	(749,308)	(1,470)	(731,214)

Realized gain (loss) on investments	124,431	(32,851)	16,528	460,109	49,953	243,719	98	219,343
Change in unrealized gain (loss) on investments	(248,142)	(84,540)	149,231	(1,486,508)	(364,934)	229,819	264	14,453

Net gain (loss) on investments	(123,711)	(117,391)	165,759	(1,026,399)	(314,981)	473,538	362	233,796

Reinvested capital gains	863,461	116,564	-	1,458,483	253,561	-	-	84,573

Net increase (decrease) in contract owners’ equity resulting from operations	$726,331	3,648	400,826	395,071	(56,623)	488,807	354	367,753

Investment activity:	NVITAstAll2	NVITBnd2	NVITGlobGr2	NVITGroInc2	NVITGrowth2	NVITFHiInc	NVITFHiInc3	NVITEmMrkts
Reinvested dividends	$68,968	142,989	111,882	11,382	34,454	1,883,010	959,716	278,098
Mortality and expense risk charges (note 3)	-	-	-	-	-	(35,581)	-	(86,583)

Net investment income (loss)	68,968	142,989	111,882	11,382	34,454	1,847,429	959,716	191,515

Proceeds from mutual fund shares sold	1,651,012	434,306	471,163	13,580	415,613	7,399,989	2,490,023	8,340,628
Cost of mutual fund shares sold	(1,510,885)	(432,301)	(382,797)	(13,873)	(352,171)	(7,675,666)	(2,510,291)	(4,773,026)

Realized gain (loss) on investments	140,127	2,005	88,366	(293)	63,442	(275,677)	(20,268)	3,567,602
Change in unrealized gain (loss) on investments	(63,468)	(97,260)	251,313	(34,922)	288,185	(819,124)	(686,065)	6,433,912

Net gain (loss) on investments	76,659	(95,255)	339,679	(35,215)	351,627	(1,094,801)	(706,333)	10,001,514

Reinvested capital gains	1,640	-	-	-	1,318	-	-	3,989,041

Net increase (decrease) in contract owners’ equity resulting from operations	$147,267	47,734	451,561	(23,833)	387,399	752,628	253,383	14,182,070

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITEmMrkts3	NVITGlUtl	NVITIntGro	NVITWLead	NVITGlFin	NVITGlHlth	NVITGlHlth3	NVITGlTech
Reinvested dividends	$127,640	126,321	39,290	27,014	165,433	2,768	2,051	-
Mortality and expense risk charges (note 3)	-	(1,962)	(3,637)	(1,716)	(3,923)	(4,688)	-	(8,401)

Net investment income (loss)	127,640	124,359	35,653	25,298	161,510	(1,920)	2,051	(8,401)

Proceeds from mutual fund shares sold	3,001,189	1,771,745	4,538,398	1,018,063	1,456,594	788,577	1,199,242	2,150,630
Cost of mutual fund shares sold	(1,930,418)	(1,506,076)	(3,147,559)	(588,274)	(1,406,809)	(756,788)	(1,113,024)	(1,700,477)

Realized gain (loss) on investments	1,070,771	265,669	1,390,839	429,789	49,785	31,789	86,218	450,153
Change in unrealized gain (loss) on investments	3,392,089	(654,732)	(15,627)	692,082	(968,313)	339,170	196,615	432,229

Net gain (loss) on investments	4,462,860	(389,063)	1,375,212	1,121,871	(918,528)	370,959	282,833	882,382

Reinvested capital gains	1,739,899	1,129,147	800,247	-	695,341	71,596	55,688	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,330,399	864,443	2,211,112	1,147,169	(61,677)	440,635	340,572	873,981

Investment activity:	NVITGlTech3	NVITGvtBd	NVITGrowth	NVITIntIdx2	NVITIntIdx6	NVITIntValI	NVITIntVal3	NVITIDAgg2
Reinvested dividends	$-	4,430,173	31,775	23,759	8,079	53,925	209,918	605,684
Mortality and expense risk charges (note 3)	-	(155,774)	(2,346)	(3,593)	-	-	-	(22,085)

Net investment income (loss)	-	4,274,399	29,429	20,166	8,079	53,925	209,918	583,599

Proceeds from mutual fund shares sold	726,446	20,125,416	2,094,807	115,850	93,527	1,015,041	1,809,439	4,241,057
Cost of mutual fund shares sold	(620,152)	(21,527,058)	(1,564,344)	(116,737)	(78,920)	(834,415)	(1,489,256)	(3,265,727)

Realized gain (loss) on investments	106,294	(1,401,642)	530,463	(887)	14,607	180,626	320,183	975,330
Change in unrealized gain (loss) on investments	306,317	3,759,402	2,553,716	(12,435)	4,283	(315,435)	(931,852)	(1,210,646)

Net gain (loss) on investments	412,611	2,357,760	3,084,179	(13,322)	18,890	(134,809)	(611,669)	(235,316)

Reinvested capital gains	-	-	-	4,192	1,322	181,307	679,607	960,583

Net increase (decrease) in contract owners’ equity resulting from operations	$412,611	6,632,159	3,113,608	11,036	28,291	100,423	277,856	1,308,866

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITIDCon2	NVITIDMod2	NVITIDModAg2	NVITIDModCon2	NVITJPBal	NVITMdCpGr	NVITMidCap	NVITMyMkt
Reinvested dividends	$489,526	1,812,633	1,799,474	988,254	382,922	-	1,112,193	5,472,440
Mortality and expense risk charges (note 3)	(16,081)	(42,475)	(21,299)	(63,285)	(10,746)	(4,547)	(120,511)	(25,508)

Net investment income (loss)	473,445	1,770,158	1,778,175	924,969	372,176	(4,547)	991,682	5,446,932

Proceeds from mutual fund shares sold	1,749,356	6,440,948	6,112,547	4,044,620	3,076,780	4,214,210	22,565,290	63,121,012
Cost of mutual fund shares sold	(1,730,383)	(5,041,593)	(4,667,538)	(3,709,294)	(2,304,031)	(3,162,275)	(15,461,329)	(63,121,012)

Realized gain (loss) on investments	18,973	1,399,355	1,445,009	335,326	772,749	1,051,935	7,103,961	-
Change in unrealized gain (loss) on investments	(111,573)	(729,998)	(491,544)	(460,314)	(829,543)	474,143	(4,305,215)	-

Net gain (loss) on investments	(92,600)	669,357	953,465	(124,988)	(56,794)	1,526,078	2,798,746	-

Reinvested capital gains	324,884	1,019,405	1,501,624	847,408	472,649	-	2,350,170	-

Net increase (decrease) in contract owners’ equity resulting from operations	$705,729	3,458,920	4,233,264	1,647,389	788,031	1,521,531	6,140,598	5,446,932

Investment activity:	NVITMyMkt5	NVITSmCapGr	NVITSmCapVal	NVITSmComp	NVITNWFund	NVITNWLead	NVITUSGro	NVITVKVal
Reinvested dividends	$16,485,379	-	849,017	94,226	5,530,648	22,103	-	254,080
Mortality and expense risk charges (note 3)	(773,471)	(21,368)	(65,189)	(147,002)	(493,491)	(479)	(4,713)	(1,622)

Net investment income (loss)	15,711,908	(21,368)	783,828	(52,776)	5,037,157	21,624	(4,713)	252,458

Proceeds from mutual fund shares sold	114,166,836	6,227,030	20,271,683	19,122,713	139,431,395	545,013	1,433,922	2,156,330
Cost of mutual fund shares sold	(114,166,836)	(4,895,497)	(16,999,755)	(17,347,756)	(102,833,919)	(540,968)	(1,441,896)	(1,769,829)

Realized gain (loss) on investments	-	1,331,533	3,271,928	1,774,957	36,597,476	4,045	(7,974)	386,501
Change in unrealized gain (loss) on investments	-	891,419	(18,612,733)	(13,324,530)	(23,147,644)	(179,532)	1,327,479	(1,615,122)

Net gain (loss) on investments	-	2,222,952	(15,340,805)	(11,549,573)	13,449,832	(175,487)	1,319,505	(1,228,621)

Reinvested capital gains	-	-	9,528,527	13,780,217	26,261,593	322,938	-	666,775

Net increase (decrease) in contract owners’ equity resulting from operations	$15,711,908	2,201,584	(5,028,450)	2,177,868	44,748,582	169,075	1,314,792	(309,388)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITMltSec	NBTAFasc	NBTAGuard	NBTAInt	NBTAMCGr	NBTAPart	NBTARegl	NBTARegS
Reinvested dividends	$922,244	-	34,475	69,179	-	128,736	3,444	5,364
Mortality and expense risk charges (note 3)	(28,133)	(1,623)	(6,081)	-	(24,011)	(3,946)	(2,699)	-

Net investment income (loss)	894,111	(1,623)	28,394	69,179	(24,011)	124,790	745	5,364

Proceeds from mutual fund shares sold	6,440,567	883,817	3,270,789	701,295	4,965,066	3,635,144	656,683	445,843
Cost of mutual fund shares sold	(6,487,096)	(802,682)	(1,847,677)	(556,445)	(2,138,391)	(2,854,320)	(622,815)	(428,123)

Realized gain (loss) on investments	(46,529)	81,135	1,423,112	144,850	2,826,675	780,824	33,868	17,720
Change in unrealized gain (loss) on investments	145,385	(109,895)	(490,657)	(380,354)	6,405,275	(1,165,305)	(28,828)	(44,082)

Net gain (loss) on investments	98,856	(28,760)	932,455	(235,504)	9,231,950	(384,481)	5,040	(26,362)

Reinvested capital gains	1,101	14,207	-	245,830	-	2,014,528	20,694	34,794

Net increase (decrease) in contract owners’ equity resulting from operations	$994,068	(16,176)	960,849	79,505	9,207,939	1,754,837	26,479	13,796

Investment activity:	NBTSocRes	OppCapAp	OppGISec3	OppGISec	OppHighlnc3	OppHighlnc	OppMStSCap	OppMSt
Reinvested dividends	$3,373	286,511	244,490	989,341	-	314,323	15,649	454,615
Mortality and expense risk charges (note 3)	-	(185,004)	-	(143,243)	-	-	-	(19,177)

Net investment income (loss)	3,373	101,507	244,490	846,098	-	314,323	15,649	435,438

Proceeds from mutual fund shares sold	408,397	17,236,796	1,888,380	11,450,938	643,817	3,498,484	563,775	6,432,589
Cost of mutual fund shares sold	(312,559)	(10,516,894)	(1,480,480)	(7,924,770)	(650,451)	(3,412,240)	(396,268)	(3,944,229)

Realized gain (loss) on investments	95,838	6,719,902	407,900	3,526,168	(6,634)	86,244	167,507	2,488,360
Change in unrealized gain (loss) on investments	105,082	9,684,670	(391,749)	(3,673,827)	(19,298)	(343,433)	(459,107)	(967,352)

Net gain (loss) on investments	200,920	16,404,572	16,151	(147,659)	(25,932)	(257,189)	(291,600)	1,521,008

Reinvested capital gains	12,686	-	890,130	3,596,308	-	-	166,883	-

Net increase (decrease) in contract owners’ equity resulting from operations	$216,979	16,506,079	1,150,771	4,294,747	(25,932)	57,134	(109,068)	1,956,446

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	OppMidCap	PVITAllAst	PVITLowDur	PVITRealRet	PVITTotRet	PioVHiYield	PVTGroInc	PVTIntlEq
Reinvested dividends	$-	132,868	2,019,831	2,137,195	6,371,804	794,925	17,993	71,341
Mortality and expense risk charges (note 3)	(37,301)	(4,049)	(106,088)	(137,283)	(349,696)	(38,795)	-	-

Net investment income (loss)	(37,301)	128,819	1,913,743	1,999,912	6,022,108	756,130	17,993	71,341

Proceeds from mutual fund shares sold	8,652,049	476,214	8,349,413	7,428,151	33,273,091	2,319,816	505,470	3,148,550
Cost of mutual fund shares sold	(5,831,266)	(467,566)	(8,517,041)	(8,048,450)	(34,542,418)	(2,347,190)	(452,154)	(2,547,263)

Realized gain (loss) on investments	2,820,783	8,648	(167,628)	(620,299)	(1,269,327)	(27,374)	53,316	601,287
Change in unrealized gain (loss) on investments	141,986	(16,995)	1,198,669	3,064,499	6,741,192	11,391	(329,857)	(765,324)

Net gain (loss) on investments	2,962,769	(8,347)	1,031,041	2,444,200	5,471,865	(15,983)	(276,541)	(164,037)

Reinvested capital gains	-	-	-	120,384	-	13,618	206,758	308,832

Net increase (decrease) in contract owners’ equity resulting from operations	$2,925,468	120,472	2,944,784	4,564,496	11,493,973	753,765	(51,790)	216,136

Investment activity:	PVTVoygr	RCFMicroCap	TRoeBIChip2	TRowEqlnc2	TRowLtdTBd2	TRowMidCap2	TRowNwAmGr	TRowPerStrBal
Reinvested dividends	$-	814,086	2,508	1,456,840	31,808	-	-	679
Mortality and expense risk charges (note 3)	-	(147,261)	-	(239,699)	-	(61,195)	(40,234)	(68)

Net investment income (loss)	-	666,825	2,508	1,217,141	31,808	(61,195)	(40,234)	611

Proceeds from mutual fund shares sold	78,925	10,858,817	388,044	18,681,309	145,201	8,729,015	2,222,261	5,357
Cost of mutual fund shares sold	(65,944)	(8,015,729)	(338,842)	(16,238,497)	(144,696)	(7,933,689)	(1,863,436)	(5,510)

Realized gain (loss) on investments	12,981	2,843,088	49,202	2,442,812	505	795,326	358,825	(153)
Change in unrealized gain (loss) on investments	10,030	(6,178,520)	200,505	(7,086,343)	9,510	(119,402)	(144,425)	(6,873)

Net gain (loss) on investments	23,011	(3,335,432)	249,707	(4,643,531)	10,015	675,924	214,400	(7,026)

Reinvested capital gains	-	4,638,864	-	5,888,178	-	2,917,556	1,393,989	5,564

Net increase (decrease) in contract owners’ equity resulting from operations	$23,011	1,970,257	252,215	2,461,788	41,823	3,532,285	1,568,155	(851)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	DrySRGro	VEWrldEMkt	VEWrldHAs	VKUCorPlus	VKUEmMkt	VKUMCpGro	VKUUSRE	WRGrowth
Reinvested dividends	$81,450	96,020	28,479	101,028	793,955	-	1,005,941	3
Mortality and expense risk charges (note 3)	(2,273)	(15,269)	(25,334)	-	(13,604)	(10,665)	(114,884)	(111)

Net investment income (loss)	79,177	80,751	3,145	101,028	780,351	(10,665)	891,057	(108)

Proceeds from mutual fund shares sold	2,449,715	6,255,565	10,146,751	296,291	4,715,133	1,287,621	30,563,083	44,347
Cost of mutual fund shares sold	(2,061,015)	(3,831,547)	(7,399,825)	(301,189)	(4,871,169)	(1,164,415)	(16,943,704)	(37,861)

Realized gain (loss) on investments	388,700	2,424,018	2,746,926	(4,898)	(156,036)	123,206	13,619,379	6,486
Change in unrealized gain (loss) on investments	673,725	850,067	3,778,614	49,582	(291,052)	902,460	(37,103,354)	(6,613)

Net gain (loss) on investments	1,062,425	3,274,085	6,525,540	44,684	(447,088)	1,025,666	(23,483,975)	(127)

Reinvested capital gains	-	3,792,797	2,778,314	-	339,236	356,505	7,855,595	5,561

Net increase (decrease) in contract owners’ equity resulting from operations	$1,141,602	7,147,633	9,306,999	145,712	672,499	1,371,506	(14,737,323)	5,326

Investment activity:	WRRealEstS	WRSciTech	WFVOpp
Reinvested dividends	$979	-	173,778
Mortality and expense risk charges (note 3)	(226)	(1)	(21,744)

Net investment income (loss)	753	(1)	152,034

Proceeds from mutual fund shares sold	94,643	136	5,972,875
Cost of mutual fund shares sold	(93,296)	(135)	(4,577,173)

Realized gain (loss) on investments	1,347	1	1,395,702
Change in unrealized gain (loss) on investments	(30,222)	(752)	(3,753,806)

Net gain (loss) on investments	(28,875)	(751)	(2,358,104)

Reinvested capital gains	6,902	833	4,072,320

Net increase (decrease) in contract owners’ equity resulting from operations	$(21,220)	81	1,866,250

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2007 and 2006

	Total		AIMBValue		AIMCapAp		AIMCapDev
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$85,461,783	71,131,320	43,908	25,703	-	861	(26,701)	(23,827)
Realized gain (loss) on investments	207,586,387	166,896,656	348,417	125,383	74,023	22,497	1,048,026	932,075
Change in unrealized gain (loss) on investments	(135,244,323)	167,698,301	(710,460)	446,439	106,701	64,228	(966,703)	577,441
Reinvested capital gains	219,084,030	96,963,068	470,561	354,271	-	-	1,262,845	214,763

Net increase (decrease) in contract owners’ equity resulting from operations	376,887,877	502,689,345	152,426	951,796	180,724	87,586	1,317,467	1,700,452

Equity transactions:
Purchase payments received from contract owners (note 6)	417,190,529	573,057,603	1,197,541	1,176,451	250,700	237,149	1,151,457	1,353,692
Transfers between funds	-	-	(748,208)	296,702	(121,938)	201,737	1,923,219	1,319,907
Surrenders (note 6)	(256,215,304)	(387,471,327)	(641,252)	(218,710)	(18,388)	(63,473)	(719,451)	(524,411)
Death benefits (note 4)	(11,792,491)	(9,884,896)	(26,674)	(23,642)	(154)	(152)	(31,305)	(6,487)
Net policy repayments (loans) (note 5)	(29,372,844)	(17,332,223)	(34,194)	(49,371)	(14,072)	(32,507)	(31,954)	(22,732)
Deductions for surrender charges (note 2d)	(6,501,412)	(7,673,977)	(29,400)	(25,638)	(6,471)	(11,034)	(15,744)	(7,078)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(128,028,675)	(129,174,617)	(356,962)	(375,194)	(87,879)	(88,470)	(437,771)	(457,957)
Asset charges (note 3):
FPVUL & VEL contracts	(6,839,415)	(6,179,710)	(22,990)	(20,591)	(5,437)	(4,559)	(15,294)	(12,480)
MSP contracts	(318,936)	(268,091)	(395)	(331)	(195)	(52)	(359)	(272)
SL contracts	(1,297,927)	(1,272,062)	(2,809)	(2,357)	(2,236)	(1,757)	(1,105)	(744)
Adjustments to maintain reserves	(18,753)	53,319	34	462	6	10	916	8,280

Net equity transactions	(23,195,228)	13,854,019	(665,309)	757,781	(6,064)	236,892	1,822,608	1,649,718

Net change in contract owners’ equity	353,692,649	516,543,364	(512,883)	1,709,577	174,660	324,478	3,140,075	3,350,170
Contract owners’ equity beginning of period	4,464,442,368	3,947,899,004	8,574,647	6,865,070	1,561,030	1,236,552	12,650,035	9,299,865

Contract owners’ equity end of period	$4,818,135,017	4,464,442,368	8,061,764	8,574,647	1,735,690	1,561,030	15,790,110	12,650,035

CHANGES IN UNITS:
Beginning units	307,762,808	302,538,590	491,676	445,372	102,104	85,976	650,168	556,838

Units purchased	70,093,417	72,274,994	94,233	109,212	17,135	29,998	183,074	220,422
Units redeemed	(70,799,559)	(67,050,776)	(130,527)	(62,908)	(17,887)	(13,870)	(99,854)	(127,092)

Ending units	307,056,666	307,762,808	455,382	491,676	101,352	102,104	733,388	650,168

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	AIMIntGr		AlVGrIncA		AlVIntlValA		AlVSmMdCpA
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$61,812	126,254	251,947	200,486	211,324	27,039	45,628	15,779
Realized gain (loss) on investments	1,596,611	2,296,573	591,281	619,350	677,301	(95,855)	202,495	172,807
Change in unrealized gain (loss) on investments	1,281,739	1,887,880	(848,511)	1,156,397	(1,000,621)	1,454,350	(661,993)	2,419
Reinvested capital gains	-	-	1,017,690	880,352	932,439	52,921	346,724	260,883

Net increase (decrease) in contract owners’ equity resulting from operations	2,940,162	4,310,707	1,012,407	2,856,585	820,443	1,438,455	(67,146)	451,888

Equity transactions:
Purchase payments received from contract owners (note 6)	2,910,438	2,185,394	1,244,527	1,332,130	572,520	526,879	352,912	475,185
Transfers between funds	11,396,412	2,244,556	863,443	(847,376)	19,294,463	11,770,029	2,409,121	(661,700)
Surrenders (note 6)	(335,911)	(4,336,178)	(1,212,807)	(267,171)	(7,839)	(1,408,723)	(217,939)	(159,244)
Death benefits (note 4)	(21,095)	(15,626)	(14,872)	(8,311)	(56,986)	-	(5,672)	(2,134)
Net policy repayments (loans) (note 5)	(242,049)	(196)	(118,508)	(46,911)	(35,361)	-	(7,831)	(50,912)
Deductions for surrender charges (note 2d)	-	-	(9,122)	(13,479)	-	-	(15,937)	(6,312)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(427,246)	(306,400)	(358,485)	(361,822)	(308,813)	(44,346)	(161,134)	(131,298)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(14,823)	(13,967)	-	-	(15,421)	(10,153)
MSP contracts	-	-	(121)	(171)	-	-	(331)	(292)
SL contracts	-	-	(1,930)	(1,569)	-	-	(2,042)	(4,482)
Adjustments to maintain reserves	886	6,023	596	967	1,897	78	(11)	49

Net equity transactions	13,281,435	(222,427)	377,898	(227,680)	19,459,881	10,843,917	2,335,715	(551,293)

Net change in contract owners’ equity	16,221,597	4,088,280	1,390,305	2,628,905	20,280,324	12,282,372	2,268,569	(99,405)

Contract owners’ equity beginning of period	19,668,756	15,580,476	19,960,239	17,331,334	12,282,372	_	3,385,395	3,484,800

Contract owners’ equity end of period	$35,890,353	19,668,756	21,350,544	19,960,239	32,562,696	12,282,372	5,653,964	3,385,395

CHANGES IN UNITS:
Beginning units	1,098,252	1,111,978	1,107,894	1,125,026	1,085,100	-	168,136	198,030

Units purchased	850,615	398,004	472,578	155,838	1,879,153	1,233,682	129,927	27,715
Units redeemed	(198,855)	(411,730)	(453,326)	(172,970)	(238,907)	(148,582)	(21,237)	(57,609)

Ending units	1,750,012	1,098,252	1,127,146	1,107,894	2,725,346	1,085,100	276,826	168,136

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPIncGr		ACVPInflPro2		ACVPInt		ACVPInt3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$511,828	506,897	296,823	222,068	284,353	683,075	61,541	85,854
Realized gain (loss) on investments	2,565,198	1,559,858	(46,841)	(85,474)	5,761,892	3,645,694	148,430	106,709
Change in unrealized gain (loss) on investments	(3,011,606)	2,321,259	393,108	(15,319)	1,798,877	6,143,566	1,432,507	1,216,942
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	65,420	4,388,014	643,090	121,275	7,845,122	10,472,335	1,642,478	1,409,505

Equity transactions:
Purchase payments received from contract owners (note 6)	1,912,420	2,980,810	586,693	928,163	1,129,512	2,241,271	2,004,931	2,336,741
Transfers between funds	(2,582,550)	(2,604,445)	70,579	324,789	(3,168,405)	(3,443,452)	1,486,520	705,137
Surrenders (note 6)	(1,531,841)	(952,973)	(286,864)	(348,613)	(4,446,804)	(2,510,699)	(454,710)	(331,029)
Death benefits (note 4)	(37,993)	(318,302)	(27,458)	(22,996)	(45,503)	(37,490)	(5,183)	(49,540)
Net policy repayments (loans) (note 5)	(177,542)	(226,058)	(59,228)	(327,756)	(344,380)	(339,142)	13,108	132,448
Deductions for surrender charges (note 2d)	(76,984)	(112,887)	(30,809)	(19,201)	(54,603)	(94,716)	(33,510)	(36,083)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(1,114,346)	(1,246,462)	(268,880)	(319,214)	(1,414,634)	(1,524,282)	(521,041)	(404,972)
Asset charges (note 3):
FPVUL & VEL contracts	(80,140)	(79,777)	(22,072)	(21,467)	(67,758)	(70,652)	(37,100)	(23,569)
MSP contracts	(3,709)	(5,628)	(538)	(814)	(2,679)	(2,348)	(267)	(307)
SL contracts	(14,574)	(14,084)	(4,114)	(2,931)	(12,923)	(12,441)	(4,937)	(3,162)
Adjustments to maintain reserves	161	(11)	(693)	767	399	1,869	73	44

Net equity transactions	(3,707,098)	(2,579,817)	(43,383)	190,727	(8,427,778)	(5,792,082)	2,447,883	2,325,708

Net change in contract owners’ equity	(3,641,678)	1,808,197	599,707	312,002	(582,656)	4,680,253	4,090,361	3,735,213
Contract owners’ equity beginning of period	29,369,605	27,561,408	6,258,062	5,946,060	49,303,592	44,623,339	8,009,559	4,274,346

Contract owners’ equity end of period	$25,727,927	29,369,605	6,857,769	6,258,062	48,720,936	49,303,592	12,099,920	8,009,559

CHANGES IN UNITS:
Beginning units	1,778,146	1,931,714	555,240	535,932	3,354,086	3,726,960	548,782	366,150

Units purchased	200,389	217,280	145,441	119,512	289,620	281,367	224,236	251,977
Units redeemed	(420,833)	(370,848)	(144,991)	(100,204)	(813,642)	(654,241)	(70,780)	(69,345)

Ending units	1,557,702	1,778,146	555,690	555,240	2,830,064	3,354,086	702,238	548,782

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPMdCpV		ACVPUltra		ACVPVal		ACVPVista1
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$17,552	7,230	(2,826)	(4,670)	1,146,462	943,936	(1,573)	(376)
Realized gain (loss) on investments	84,641	39,846	101,810	349,714	1,847,610	4,128,014	149,244	5,558
Change in unrealized gain (loss) on investments	(281,936)	69,490	772,249	(515,226)	(12,797,015)	598,190	352,778	(3,442)
Reinvested capital gains	36,360	36,808	-	-	6,248,743	6,275,420	-	410

Net increase (decrease) in contract owners’ equity resulting from operations	(143,383)	153,374	871,233	(170,182)	(3,554,200)	11,945,560	500,449	2,150

Equity transactions:
Purchase payments received from contract owners (note 6)	245,102	171,210	733,652	709,134	6,271,631	7,141,601	285,433	37,713
Transfers between funds	1,178,146	293,492	911,467	(386,691)	(1,015,182)	(3,927,338)	4,544,583	236,263
Surrenders (note 6)	(43,795)	(1,899)	(401,827)	(2,621,454)	(4,735,105)	(10,120,839)	(122,930)	(10,557)
Death benefits (note 4)	(1,833)	-	(97,580)	(47)	(157,391)	(279,435)	-	-
Net policy repayments (loans) (note 5)	(36,091)	(5,739)	17,070	(101,504)	(746,037)	(950,746)	(25,416)	(786)
Deductions for surrender charges (note 2d)	(2,369)	(370)	(23,662)	(7,518)	(126,136)	(188,437)	(1,382)	(462)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(106,743)	(42,240)	(205,932)	(252,783)	(2,586,369)	(2,646,918)	(55,422)	(10,111)
Asset charges (note 3):
FPVUL & VEL contracts	(8,168)	(2,707)	(11,192)	(10,529)	(186,534)	(173,079)	(4,984)	(648)
MSP contracts	(402)	(68)	(237)	(93)	(5,553)	(4,929)	(82)	-
SL contracts	(1,231)	(392)	(1,442)	(1,283)	(34,123)	(38,866)	(571)	(31)
Adjustments to maintain reserves	28	73	(9,407)	(45,021)	177	(54)	66	62

Net equity transactions	1,222,644	411,360	910,910	(2,717,789)	(3,320,623)	(11,189,040)	4,619,295	251,443

Net change in contract owners’ equity	1,079,261	564,734	1,782,143	(2,887,971)	(6,874,823)	756,520	5,119,744	253,593
Contract owners’ equity beginning of period	1,212,113	647,379	3,978,277	6,866,248	75,281,642	74,525,122	348,465	94,872

Contract owners’ equity end of period	$2,291,374	1,212,113	5,760,420	3,978,277	68,406,819	75,281,642	5,468,209	348,465

CHANGES IN UNITS:
Beginning units	88,992	57,178	363,362	607,908	3,537,736	4,162,374	27,968	8,278

Units purchased	98,031	36,199	150,554	79,816	545,786	433,039	293,455	21,632
Units redeemed	(14,823)	(4,385)	(78,698)	(324,362)	(681,560)	(1,057,677)	(7,853)	(1,942)

Ending units	172,200	88,992	435,218	363,362	3,401,962	3,537,736	313,570	27,968

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	BRIntIndex		BRLrgCp		CalVSSocEq		CSTGlobSmCp
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(1,459)	50,247	25,787	9,579	(281)	(194)	(211)	(325)
Realized gain (loss) on investments	(46,062)	8,081	11,008	68,179	14,192	447	84,356	117,852
Change in unrealized gain (loss) on investments	180,030	(180,415)	(384,037)	(10,146)	(10,352)	10,994	(105,235)	(23,716)
Reinvested capital gains	-	331,284	515,034	213,679	6,543	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	132,509	209,197	167,792	281,291	10,102	11,247	(21,090)	93,811

Equity transactions:
Purchase payments received from contract owners (note 6)	83,852	90,420	47,721	190,017	14,065	19,620	51,793	74,146
Transfers between funds	(1,595,988)	1,182,552	1,589,664	(455,857)	54,446	64,665	(92,106)	(58,140)
Surrenders (note 6)	(18,921)	(9,132)	(14,083)	(50,505)	(73,635)	-	(83,913)	(42,970)
Death benefits (note 4)	(10,826)	-	(5,537)	-	(81)	-	-	(18,844)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	(6,212)	(11,747)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(938)	(869)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(11,115)	(19,146)	(21,324)	(16,166)	(1,312)	(934)	(27,327)	(32,002)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	-	-	(2,735)	(2,756)
MSP contracts	-	-	-	-	-	-	(16)	(16)
SL contracts	-	-	-	-	-	-	(233)	(281)
Adjustments to maintain reserves	(44,731)	257	7	(119)	(3)	-	27	(9)

Net equity transactions	(1,597,729)	1,244,951	1,596,448	(332,630)	(6,520)	83,351	(161,660)	(93,488)

Net change in contract owners’ equity	(1,465,220)	1,454,148	1,764,240	(51,339)	3,582	94,598	(182,750)	323
Contract owners’ equity beginning of period	1,465,220	11,072	1,972,030	2,023,369	131,054	36,456	810,740	810,417

Contract owners’equity end of period	$-	1,465,220	3,736,270	1,972,030	134,636	131,054	627,990	810,740

CHANGES IN UNITS:
Beginning units	100,516	952	149,024	174,834	8,540	2,606	56,062	64,818

Units purchased	8,535	101,770	126,531	35,154	4,618	6,249	3,480	4,646
Units redeemed	(109,051)	(2,206)	(13,853)	(60,964)	(5,186)	(315)	(14,718)	(13,402)

Ending units	-	100,516	261,702	149,024	7,972	8,540	44,824	56,062

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

	CSTIntFoc		CSTLCapV		DryIPMidCap		DryIPSmCap
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$24,452	19,527	23,333	15,228	2,294	1,263	56,147	48,995
Realized gain (loss) on investments	99,635	89,234	118,314	86,847	(41,974)	(19,997)	1,430,465	612,093
Change in unrealized gain (loss) on investments	219,876	224,640	(439,671)	203,991	(74,440)	(77,469)	(2,636,043)	1,659,449
Reinvested capital gains	-	-	348,824	-	132,936	164,113	1,029,058	494,024

Net increase (decrease) in contract owners’ equity resulting from operations	343,963	333,401	50,800	306,066	18,816	67,910	(120,373)	2,814,561

Equity transactions:
Purchase payments received from contract owners (note 6)	81,341	112,031	128,063	143,156	111,885	204,487	2,283,100	2,929,214
Transfers between funds	100,028	(13,728)	(47,961)	2,425	403,087	85,266	1,678,848	806,840
Surrenders (note 6)	(123,744)	(163,836)	(135,042)	(332,188)	(282,055)	(1,816)	(2,061,319)	(1,228,153)
Death benefits (note 4)	(8,395)	-	(72,029)	(14,371)	(214)	(247)	(4,170)	(25,726)
Net policy repayments (loans) (note 5)	(9,044)	(2,352)	(21,503)	(1,495)	-	-	(174,364)	172,200
Deductions for surrender charges (note 2d)	(855)	(3,086)	(5,349)	(6,014)	-	-	(38,645)	(38,750)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(76,002)	(74,131)	(61,573)	(66,132)	(12,776)	(15,087)	(655,341)	(671,685)
Asset charges (note 3):
FPVUL & VEL contracts	(7,110)	(6,351)	(5,446)	(5,227)	-	-	(34,319)	(31,087)
MSP contracts	(655)	(556)	(245)	(585)	-	-	(509)	(252)
SL contracts	(2,077)	(1,730)	(1,931)	(1,820)	-	-	(12,395)	(11,644)
Adjustments to maintain reserves	59	(16)	(36)	54	(5)	(27)	(76)	(416)

Net equity transactions	(46,454)	(153,755)	(223,051)	(282,197)	219,922	272,576	980,809	1,900,541

Net change in contract owners’ equity	297,509	179,646	(172,251)	23,869	238,738	340,486	860,436	4,715,102
Contract owners’ equity beginning of period	2,029,415	1,849,769	1,833,756	1,809,887	1,098,529	758,043	24,429,054	19,713,952

Contract owners’ equity end of period	$2,326,924	2,029,415	1,661,505	1,833,756	1,337,267	1,098,529	25,289,490	24,429,054

CHANGES IN UNITS:
Beginning units	129,014	139,456	102,220	119,654	62,728	46,536	1,557,038	1,435,892

Units purchased	12,795	8,937	8,719	13,626	37,635	24,949	602,368	323,159
Units redeemed	(14,369)	(19,379)	(20,177)	(31,060)	(25,173)	(8,757)	(536,062)	(202,013)

Ending units	127,440	129,014	90,762	102,220	75,190	62,728	1,623,344	1,557,038

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	DryStkIx		DryVApp		DryVDevLd		DryVIntVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$6,206,965	5,699,240	516,003	467,254	5,945	3,628	507,706	363,221
Realized gain (loss) on investments	25,261,854	11,897,478	2,000,102	1,580,401	(8,908)	19,205	2,076,858	2,441,440
Change in unrealized gain (loss) on investments	(11,213,766)	35,413,947	(36,012)	3,002,962	(186,955)	(67,857)	(5,890,842)	1,821,727
Reinvested capital gains	-	-	-	-	103,932	75,020	4,852,609	2,561,432

Net increase (decrease) in contract owners’ equity resulting from operations	20,255,053	53,010,665	2,480,093	5,050,617	(85,986)	29,996	1,546,331	7,187,820

Equity transactions:
Purchase payments received from contract owners (note 6)	24,508,912	30,357,131	3,353,471	4,078,265	87,987	171,060	3,426,310	2,541,484
Transfers between funds	1,308,614	3,805,115	(1,547,247)	(2,345,604)	(97,980)	(137,147)	(7,669,883)	3,545,051
Surrenders (note 6)	(29,844,299)	(67,888,901)	(2,082,693)	(1,732,303)	(22,898)	(49,066)	(1,507,377)	(2,320,877)
Death benefits (note 4)	(769,297)	(962,593)	(79,654)	(93,179)	-	-	(99,136)	(15,539)
Net policy repayments (loans) (note 5)	(3,201,321)	(1,978,995)	(140,908)	(182,056)	(12,090)	(13,508)	(2,323)	(119)
Deductions for surrender charges (note 2d)	(501,356)	(694,033)	(80,259)	(81,826)	(2,621)	(7,669)	-	-
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(11,291,321)	(11,797,426)	(1,198,375)	(1,296,162)	(36,440)	(47,214)	(419,219)	(459,041)
Asset charges (note 3):
FPVUL & VEL contracts	(547,091)	(524,708)	(76,825)	(72,977)	(2,983)	(3,269)	-	-
MSP contracts	(19,329)	(18,172)	(1,628)	(1,654)	-	(2)	-	-
SL contracts	(191,574)	(234,237)	(11,144)	(12,673)	(287)	(453)	-	-
Adjustments to maintain reserves	6,952	2,962	(14)	133	21	2	114	1,429

Net equity transactions	(20,541,110)	(49,933,857)	(1,865,277)	(1,740,036)	(87,291)	(87,266)	(6,271,514)	3,292,388

Net change in contract owners’ equity	(286,057)	3,076,808	614,816	3,310,581	(173,277)	(57,270)	(4,725,183)	10,480,208
Contract owners’ equity beginning of period	386,079,693	383,002,885	34,856,022	31,545,441	830,482	887,752	40,662,127	30,181,919

Contract owners’ equity end of period	$385,793,636	386,079,693	35,470,838	34,856,022	657,205	830,482	35,936,944	40,662,127

CHANGES IN UNITS:
Beginning units	28,048,062	31,982,494	2,409,358	2,474,314	52,662	58,416	1,939,658	1,760,980

Units purchased	4,719,678	4,117,062	607,099	365,532	5,842	9,815	269,097	420,700
Units redeemed	(5,621,246)	(8,051,494)	(664,085)	(430,488)	(11,648)	(15,569)	(559,651)	(242,022)

Ending units	27,146,494	28,048,062	2,352,372	2,409,358	46,856	52,662	1,649,104	1,939,658

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	DWSVHghRtrn		FedAmLead		FedCapAp		FedMrkOp
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$4,245	(84)	4,935	4,783	3,604	2,870	483	-
Realized gain (loss) on investments	3,825	16	5,747	3,656	33,440	4,163	(129)	4
Change in unrealized gain (loss) on investments	(35,281)	3,015	(77,319)	3,909	9,103	51,818	(1,040)	1,096
Reinvested capital gains	4,673	6,415	36,771	39,581	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(22,538)	9,362	(29,866)	51,929	46,147	58,851	(686)	1,100

Equity transactions:
Purchase payments received from contract owners (note 6)	49,254	-	28,866	30,290	60,780	75,660	4,266	1,073
Transfers between funds	559,320	161,696	(55,029)	(8,439)	29,775	(11,524)	3,199	39,280
Surrenders (note 6)	-	-	(2,842)	(4,011)	(13,727)	(4,403)	-	-
Death benefits (note 4)	(1,116)	-	-	(256)	(13,721)	-	-	-
Net policy repayments (loans) (note 5)	-	-	(1,178)	(2,610)	(4,101)	(8,462)	-	-
Deductions for surrender charges (note 2d)	-	-	(792)	(1,591)	(2,438)	(1,112)	-	-
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(11,816)	(196)	(14,388)	(16,466)	(14,174)	(25,262)	(1,614)	(236)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(1,294)	(1,273)	(1,541)	(1,215)	(168)	(31)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts	-	-	(218)	(214)	(437)	(380)	-	-
Adjustments to maintain reserves	16	23	4	(18)	(3)	22	3	21

Net equity transactions	595,658	161,523	(46,871)	(4,588)	40,413	23,324	5,686	40,107

Net change in contract owners’ equity	573,120	170,885	(76,737)	47,341	86,560	82,175	5,000	41,207
Contract owners’ equity beginning of period	170,885	-	362,314	314,973	427,702	345,527	41,207	-

Contract owners’ equity end of period	$744,005	170,885	285,577	362,314	514,262	427,702	46,207	41,207

CHANGES IN UNITS:
Beginning units	15,180	-	21,354	21,684	27,898	26,192	3,964	-

Units purchased	53,687	15,198	1,768	1,993	5,907	5,706	723	3,990
Units redeemed	(1,125)	(18)	(4,490)	(2,323)	(3,277)	(4,000)	(175)	(26)

Ending units	67,742	15,180	18,632	21,354	30,528	27,898	4,512	3,964

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FedQualBd		FidVIPEIS		FidVIPGrS		FidVIPHIS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$2,953,403	3,673,134	1,815,435	3,157,897	569,631	191,930	2,059,223	1,769,398
Realized gain (loss) on investments	(1,214,559)	(2,969,254)	6,804,728	3,953,839	5,603,662	414,070	(189,067)	(230,023)
Change in unrealized gain (loss) on investments	608,709	1,422,971	(15,905,975)	(784,378)	18,441,027	5,487,027	(1,231,809)	928,822
Reinvested capital gains	-	-	9,084,163	12,637,235	97,886	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,347,553	2,126,851	1,798,351	18,964,593	24,712,206	6,093,027	638,347	2,468,197

Equity transactions:
Purchase payments received from contract owners (note 6)	3,486,840	7,570,046	9,436,395	11,154,923	8,468,007	10,773,886	923,789	1,731,392
Transfers between funds	(3,943,312)	(25,553,825)	(4,324,122)	(1,222,766)	121,521	(4,832,624)	2,505,872	(1,845,924)
Surrenders (note 6)	(8,246,164)	(24,601,230)	(7,905,307)	(4,730,061)	(8,666,206)	(4,190,231)	(1,812,283)	(745,502)
Death benefits (note 4)	(41,641)	(620,801)	(304,543)	(297,737)	(256,936)	(300,161)	(59,045)	(156,750)
Net policy repayments (loans) (note 5)	(299,044)	(113,944)	(773,918)	(715,261)	(925,611)	(973,193)	(168,450)	(68,547)
Deductions for surrender charges (note 2d)	(110,230)	(146,590)	(146,063)	(218,615)	(219,666)	(318,657)	(34,988)	(37,870)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(1,647,824)	(2,059,972)	(3,867,630)	(3,938,665)	(4,546,257)	(4,709,990)	(850,419)	(936,225)
Asset charges (note 3):
FPVUL & VEL contracts	(77,644)	(77,916)	(251,651)	(227,733)	(265,028)	(243,847)	(41,429)	(45,759)
MSP contracts	(3,713)	(3,452)	(9,992)	(9,452)	(8,414)	(8,061)	(1,984)	(2,117)
SL contracts	(26,222)	(54,285)	(45,843)	(39,619)	(34,104)	(33,457)	(6,809)	(7,564)
Adjustments to maintain reserves	15	380	42	517	105	(357)	5	36

Net equity transactions	(10,908,939)	(45,661,589)	(8,192,633)	(244,469)	(6,332,589)	(4,836,692)	454,259	(2,114,830)

Net change in contract owners’ equity	(8,561,386)	(43,534,738)	(6,394,282)	18,720,124	18,379,617	1,256,335	1,092,606	353,367
Contract owners’ equity beginning of period	51,172,958	94,707,696	114,733,141	96,013,017	100,909,097	99,652,762	23,999,079	23,645,712

Contract owners’ equity end of period	$42,611,572	51,172,958	108,338,859	114,733,141	119,288,714	100,909,097	25,091,685	23,999,079

CHANGES IN UNITS:
Beginning units	3,505,854	6,767,940	6,732,512	6,711,838	8,389,342	8,629,460	2,029,708	2,215,374

Units purchased	355,799	558,517	1,067,632	860,926	1,052,833	1,461,572	437,840	151,651
Units redeemed	(1,092,643)	(3,820,603)	(1,540,596)	(840,252)	(1,661,947)	(1,701,690)	(443,764)	(337,317)

Ending units	2,769,010	3,505,854	6,259,548	6,732,512	7,780,228	8,389,342	2,023,784	2,029,708

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPHISR		FidVIPOvS		FidVIPOvSR		FidVIPConS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$190,145	-	1,538,186	319,414	538,729	70,073	1,651,948	1,836,307
Realized gain (loss) on investments	(11,525)	-	3,463,896	4,071,039	738,640	282,979	10,847,502	11,699,925
Change in unrealized gain (loss) on investments	(188,751)	-	(432,859)	2,726,908	309,061	1,463,144	(35,362,204)	(9,318,194)
Reinvested capital gains	-	-	3,263,967	306,743	1,044,686	52,656	57,020,823	15,541,966

Net increase (decrease) in contract owners’ equity resulting from operations	(10,131)	-	7,833,190	7,424,104	2,631,116	1,868,852	34,158,069	19,760,004

Equity transactions:
Purchase payments received from contract owners (note 6)	506,305	-	1,393,703	3,018,320	2,730,506	3,546,542	15,364,595	17,548,803
Transfers between funds	1,866,571	-	3,832,575	748,578	859,448	3,202,427	12,122,488	17,996,364
Surrenders (note 6)	(91,357)	-	(3,929,899)	(9,482,188)	(1,032,737)	(395,114)	(10,820,047)	(16,106,681)
Death benefits (note 4)	(60)	-	(116,465)	(109,513)	(58,006)	(55,623)	(388,082)	(461,959)
Net policy repayments (loans) (note 5)	66,310	-	(209,007)	(259,760)	(71,019)	(132,023)	(2,377,897)	(958,341)
Deductions for surrender charges (note 2d)	(1,366)	-	(43,263)	(92,201)	(57,649)	(29,900)	(261,504)	(333,435)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(43,218)	-	(1,145,573)	(1,240,859)	(789,336)	(660,377)	(6,306,046)	(6,277,815)
Asset charges (note 3):
FPVUL & VEL contracts	(3,211)	-	(54,563)	(58,040)	(59,242)	(40,373)	(407,397)	(366,059)
MSP contracts	(39)	-	(1,869)	(1,764)	(749)	(458)	(12,811)	(10,744)
SL contracts	(717)	-	(18,308)	(26,278)	(9,858)	(6,533)	(71,024)	(58,385)
Adjustments to maintain reserves	177	-	851	4,520	46	35	2,206	9,345

Net equity transactions	2,299,395	-	(291,819)	(7,499,185)	1,511,404	5,428,603	6,844,480	10,981,093

Net change in contract owners’ equity	2,289,264	-	7,541,371	(75,081)	4,142,520	7,297,455	41,002,549	30,741,097
Contract owners’ equity beginning of period	-	-	47,338,183	47,413,264	14,537,128	7,239,673	196,681,878	165,940,781

Contract owners’ equity end of period	$2,289,264	-	54,879,554	47,338,183	18,679,648	14,537,128	237,684,427	196,681,878

CHANGES IN UNITS:
Beginning units	-	-	2,993,058	3,443,834	985,990	579,174	10,119,864	9,413,026

Units purchased	243,213	-	881,861	467,094	243,519	513,057	2,134,906	2,097,457
Units redeemed	(11,635)	-	(835,593)	(917,870)	(148,717)	(106,241)	(1,646,596)	(1,390,619)

Ending units	231,578	-	3,039,326	2,993,058	1,080,792	985,990	10,608,174	10,119,864

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPIGBdS		FidVIPGrOpS		FidVIPMCapS		FidVIPVaIS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$472,089	296,348	(2,839)	88,641	243,277	49,604	78,528	36,639
Realized gain (loss) on investments	(159,012)	(19,947)	1,376,636	640,917	745,569	1,438,084	47,654	33,572
Change in unrealized gain (loss) on investments	191,770	100,550	1,321,560	(47,920)	1,091,975	(1,316,944)	(544,851)	(146,173)
Reinvested capital gains	-	18,136	-	-	3,082,876	2,795,083	911,629	1,229,164

Net increase (decrease) in contract owners’ equity resulting from operations	504,847	395,087	2,695,357	681,638	5,163,697	2,965,827	492,960	1,153,202

Equity transactions:
Purchase payments received from contract owners (note 6)	1,397,081	1,251,199	1,022,660	1,310,585	3,383,726	3,825,936	622,938	644,976
Transfers between funds	2,828,218	2,768,214	(881,067)	(2,918,008)	6,786,942	6,536,971	922,325	(349,532)
Surrenders (note 6)	(486,145)	(266,480)	(916,941)	(708,659)	(1,073,399)	(3,816,678)	(400,485)	(184,507)
Death benefits (note 4)	(11,839)	(48,217)	(44,567)	(67,362)	(228,522)	(40,786)	(3,257)	-
Net policy repayments (loans) (note 5)	(212,271)	(69,270)	(117,826)	(81,816)	(309,506)	(330,065)	(74,159)	(39,625)
Deductions for surrender charges (note 2d)	(26,502)	(24,824)	(40,849)	(49,983)	(65,796)	(67,158)	(25,264)	(25,372)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(424,645)	(401,450)	(645,559)	(717,100)	(1,314,125)	(1,213,577)	(322,891)	(323,644)
Asset charges (note 3):
FPVUL & VEL contracts	(29,342)	(24,573)	(45,857)	(44,252)	(90,744)	(76,557)	(25,512)	(21,447)
MSP contracts	(2,328)	(1,910)	(1,877)	(1,936)	(2,757)	(2,316)	(371)	(329)
SL contracts	(10,192)	(7,214)	(9,373)	(8,107)	(18,372)	(12,247)	(1,051)	(972)
Adjustments to maintain reserves	48	22	(40)	(354)	(10)	(99)	(31)	78

Net equity transactions	3,022,082	3,175,497	(1,681,296)	(3,286,992)	7,067,437	4,803,424	692,242	(300,374)

Net change in contract owners’ equity	3,526,929	3,570,584	1,014,061	(2,605,354)	12,231,134	7,769,251	1,185,202	852,828
Contract owners’ equity beginning of period	10,999,757	7,429,173	13,099,499	15,704,853	29,192,082	21,422,831	8,062,630	7,209,802

Contract owners’ equity end of period	$14,526,686	10,999,757	14,113,560	13,099,499	41,423,216	29,192,082	9,247,832	8,062,630

CHANGES IN UNITS:
Beginning units	970,196	683,006	1,160,140	1,475,652	1,250,190	1,032,350	500,988	520,574

Units purchased	472,236	361,673	165,625	129,102	428,117	453,110	92,710	46,790
Units redeemed	(211,746)	(74,483)	(299,611)	(444,614)	(139,495)	(235,270)	(49,288)	(66,376)

Ending units	1,230,686	970,196	1,026,154	1,160,140	1,538,812	1,250,190	544,410	500,988

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPEnergyS2		FidVIPFree10S		FidVIPFree20S		FidVIPFree30S
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$12,190	45,935	37,076	11,056	61,125	19,492	38,873	8,990
Realized gain (loss) on investments	96,216	242,500	35,962	7,228	51,780	6,147	33,257	6,659
Change in unrealized gain (loss) on investments	3,011,353	(797,228)	(16,903)	19,784	(8,653)	71,282	(2,052)	31,837
Reinvested capital gains	563,500	1,001,993	35,183	2,850	84,690	12,045	65,958	6,386

Net increase (decrease) in contract owners’ equity resulting from operations	3,683,259	493,200	91,318	40,918	188,942	108,966	136,036	53,872

Equity transactions:
Purchase payments received from contract owners (note 6)	1,284,348	1,203,767	45,536	18,583	456,951	364,597	380,310	212,287
Transfers between funds	2,883,022	3,319,981	1,016,747	473,105	1,313,283	349,965	904,966	224,497
Surrenders (note 6)	(507,955)	(165,467)	(69,321)	-	(10,812)	-	(41,147)	(426)
Death benefits (note 4)	(114,902)	(808)	(143,179)	-	(145,369)	-	(162)	-
Net policy repayments (loans) (note 5)	(217,115)	(112,544)	20	(1,201)	(5,729)	(6,616)	(17,613)	(8,603)
Deductions for surrender charges (note 2d)	(16,741)	(7,584)	(810)	(280)	(2,669)	(568)	(4,763)	(361)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(404,623)	(291,800)	(38,423)	(20,727)	(91,873)	(42,888)	(108,147)	(42,662)
Asset charges (note 3):
FPVUL & VEL contracts	(32,035)	(20,518)	(3,412)	(1,085)	(5,159)	(2,148)	(5,809)	(1,547)
MSP contracts	(1,698)	(312)	(582)	(107)	(2,732)	(1,174)	(1,555)	(821)
SL contracts	(5,935)	(3,452)	(66)	(43)	(2,253)	(922)	(607)	(54)
Adjustments to maintain reserves	169	67	8	6	33	38	60	22

Net equity transactions	2,866,535	3,921,330	806,518	468,251	1,503,671	660,284	1,105,534	382,332

Net change in contract owners’ equity	6,549,794	4,414,530	897,836	509,169	1,692,613	769,250	1,241,570	436,204
Contract owners’ equity beginning of period	7,705,619	3,291,089	673,875	164,706	1,355,204	585,954	701,684	265,480

Contract owners’ equity end of period	$14,255,413	7,705,619	1,571,711	673,875	3,047,817	1,355,204	1,943,254	701,684

CHANGES IN UNITS:
Beginning units	488,940	243,526	56,804	15,242	109,012	52,700	54,734	23,432

Units purchased	193,864	287,424	85,446	44,856	133,511	60,994	92,704	35,898
Units redeemed	(61,736)	(42,010)	(20,306)	(3,294)	(19,983)	(4,682)	(11,134)	(4,596)

Ending units	621,068	488,940	121,944	56,804	222,540	109,012	136,304	54,734

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FrVIPDevMrk3		FrVIPForSec		FrVIPForSec2		FrVIPForSec3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$134,911	51,034	69,784	52,262	291,105	148,526	141,669	58,304
Realized gain (loss) on investments	437,427	211,072	334,410	260,078	1,756,067	1,391,025	272,831	130,520
Change in unrealized gain (loss) on investments	427,527	648,770	(64,148)	419,827	(279,035)	1,461,209	238,423	667,348
Reinvested capital gains	445,938	-	144,496	-	785,608	-	307,222	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,445,803	910,876	484,542	732,167	2,553,745	3,000,760	960,145	856,172

Equity transactions:
Purchase payments received from contract owners (note 6)	436,065	452,732	(17)	(315)	1,138,365	1,607,395	1,044,736	1,016,358
Transfers between funds	1,457,224	2,114,894	(571,939)	(573,189)	2,848,026	2,089,207	17,194	1,824,194
Surrenders (note 6)	(364,302)	(163,461)	(205,918)	(206,312)	(2,722,193)	(594,945)	(190,511)	(165,303)
Death benefits (note 4)	-	-	(16,922)	(16,748)	(171)	(10,158)	-	(4,801)
Net policy repayments (loans) (note 5)	(92,473)	(82,360)	(35,558)	(73,172)	(104,369)	(13,754)	(55,581)	(180,431)
Deductions for surrender charges (note 2d)	(16,266)	(1,910)	(13,907)	(9,844)	-	-	(12,135)	(10,743)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(236,537)	(164,247)	(93,251)	(121,456)	(288,174)	(318,638)	(242,517)	(183,405)
Asset charges (note 3):
FPVUL & VEL contracts	(18,724)	(11,541)	(10,207)	(11,567)	-	-	(18,765)	(12,978)
MSP contracts	(1,062)	(662)	(574)	(490)	-	-	(481)	(109)
SL contracts	(4,564)	(3,092)	(2,232)	(2,351)	-	-	(5,881)	(3,195)
Adjustments to maintain reserves	49	152	59	15	538	3,496	28	43

Net equity transactions	1,159,410	2,140,505	(950,466)	(1,015,429)	872,022	2,762,603	536,087	2,279,630

Net change in contract owners’ equity	2,605,213	3,051,381	(465,924)	(283,262)	3,425,767	5,763,363	1,496,232	3,135,802
Contract owners’ equity beginning of period	5,090,999	2,039,618	3,701,649	3,984,911	19,073,172	13,309,809	5,822,385	2,686,583

Contract owners’ equity end of period	$7,696,212	5,090,999	3,235,725	3,701,649	22,498,939	19,073,172	7,318,617	5,822,385

CHANGES IN UNITS:
Beginning units	310,222	159,292	174,552	228,680	972,254	821,632	424,646	237,992

Units purchased	97,891	179,373	2	2	621,052	232,395	95,614	230,149
Units redeemed	(43,713)	(28,443)	(42,778)	(54,130)	(601,920)	(81,773)	(57,904)	(43,495)

Ending units	364,400	310,222	131,776	174,552	991,386	972,254	462,356	424,646

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FrVIPGlInc3		FrVIPIncSec2		FrVIPRisDiv		FrVIPSCapV1
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$59,433	29,118	127,625	329	401,727	169,336	106,122	70,843
Realized gain (loss) on investments	40,603	17,697	43,240	5,066	595,926	315,782	320,677	431,242
Change in unrealized gain (loss) on investments	120,126	73,043	(153,756)	44,817	(1,588,215)	1,648,834	(1,564,171)	535,635
Reinvested capital gains	-	-	23,668	44	227,655	68,181	811,996	298,012

Net increase (decrease) in contract owners’ equity resulting from operations	220,162	119,858	40,777	50,256	(362,907)	2,202,133	(325,376)	1,335,732

Equity transactions:
Purchase payments received from contract owners (note 6)	218,342	149,898	481,609	28,203	1,682,953	2,325,102	1,344,014	1,306,229
Transfers between funds	1,751,529	1,036,967	3,212,051	1,254,211	(654,804)	625,796	1,120,441	1,453,376
Surrenders (note 6)	(16,918)	(222,510)	(29,418)	(1)	(532,665)	(423,784)	(476,936)	(469,855)
Death benefits (note 4)	-	-	-	-	(31,330)	(21,819)	(1,669)	(23,451)
Net policy repayments (loans) (note 5)	(141,288)	(9,774)	(27,299)	(6)	(179,926)	(81,403)	(40,823)	(35,601)
Deductions for surrender charges (note 2d)	(629)	(5,959)	(1,090)	(109)	(67,503)	(38,911)	(39,850)	(27,685)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(91,814)	(46,237)	(138,913)	(12,723)	(698,883)	(734,377)	(483,810)	(445,862)
Asset charges (note 3):
FPVUL & VEL contracts	(7,058)	(2,905)	(8,409)	(517)	(57,222)	(50,546)	(38,132)	(30,065)
MSP contracts	(309)	(61)	(1,191)	(45)	(1,612)	(1,633)	(1,196)	(936)
SL contracts	(1,098)	(364)	(3,854)	(419)	(7,727)	(6,758)	(8,544)	(3,931)
Adjustments to maintain reserves	55	41	266	75	(16)	51	(16)	52

Net equity transactions	1,710,812	899,096	3,483,751	1,268,669	(548,735)	1,591,718	1,373,478	1,722,271

Net change in contract owners’ equity	1,930,974	1,018,954	3,524,528	1,318,925	(911,642)	3,793,851	1,048,102	3,058,003
Contract owners’ equity beginning of period	1,545,858	526,904	1,318,925	-	15,724,536	11,930,685	10,257,542	7,199,539

Contract owners’ equity end of period	$3,476,832	1,545,858	4,843,453	1,318,925	14,812,894	15,724,536	11,305,644	10,257,542

CHANGES IN UNITS:
Beginning units	138,640	53,324	117,590	-	943,340	840,480	484,062	398,540

Units purchased	165,117	109,281	318,316	118,860	101,264	201,976	108,171	132,665
Units redeemed	(22,921)	(23,965)	(19,718)	(1,270)	(133,974)	(99,116)	(47,069)	(47,143)

Ending units	280,836	138,640	416,188	117,590	910,630	943,340	545,164	484,062

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FrVIPSCapV2		GSVTMdCpV		JAspBal		JAspForty
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$15,663	13,727	417,161	447,368	172,447	140,956	48,697	19,557
Realized gain (loss) on investments	115,629	240,327	1,808,000	1,527,282	385,511	718,982	3,858,538	4,052,326
Change in unrealized gain (loss) on investments	(654,836)	154,996	(11,651,421)	565,343	149,402	(247,691)	12,121,690	(196,228)
Reinvested capital gains	288,566	131,249	11,581,061	6,847,239	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(234,978)	540,299	2,154,801	9,387,232	707,360	612,247	16,028,925	3,875,655

Equity transactions:
Purchase payments received from contract owners (note 6)	590,192	235,901	6,980,186	9,151,404	663,113	814,693	3,904,384	4,436,262
Transfers between funds	1,205,853	482,348	2,766,842	1,717,030	2,280,431	(2,998,740)	7,945,412	1,640,984
Surrenders (note 6)	(682)	(20,907)	(2,517,435)	(4,345,371)	(669,412)	(139,904)	(3,604,125)	(5,569,498)
Death benefits (note 4)	(7,582)	-	(94,325)	(44,468)	(19,138)	(9,517)	(68,772)	(155,868)
Net policy repayments (loans) (note 5)	-	-	(140,364)	(253)	(7,435)	(60,524)	(289,899)	(327,900)
Deductions for surrender charges (note 2d)	-	-	-	-	(4,994)	(3,986)	(102,529)	(150,791)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(58,388)	(43,957)	(900,790)	(860,787)	(156,437)	(157,298)	(1,670,311)	(1,723,893)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	(5,278)	(4,752)	(113,167)	(99,861)
MSP contracts	-	-	-	-	-	-	(2,586)	(2,411)
SL contracts	-	-	-	-	(1,189)	(915)	(15,304)	(13,846)
Adjustments to maintain reserves	16	(11)	577	1,371	1,218	12,505	207	165

Net equity transactions	1,729,409	653,374	6,094,691	5,618,926	2,080,879	(2,548,438)	5,983,309	(1,966,657)

Net change in contract owners’ equity	1,494,431	1,193,673	8,249,492	15,006,158	2,788,239	(1,936,191)	22,012,234	1,908,998
Contract owners’ equity beginning of period	3,584,533	2,390,860	69,747,662	54,741,504	6,374,789	8,310,980	44,814,577	42,905,579

Contract owners’ equity end of period	$5,078,964	3,584,533	77,997,154	69,747,662	9,163,028	6,374,789	66,826,811	44,814,577

CHANGES IN UNITS:
Beginning units	270,758	210,812	3,369,886	3,064,044	437,726	628,864	4,785,398	4,991,020

Units purchased	144,327	108,814	976,050	659,984	266,386	115,952	1,272,407	1,115,457
Units redeemed	(21,137)	(48,868)	(688,570)	(354,142)	(132,754)	(307,090)	(830,597)	(1,321,079)

Ending units	393,948	270,758	3,657,366	3,369,886	571,358	437,726	5,227,208	4,785,398

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	JAspGlTechS		JAspRMgCore		JAspIntGroS2		JAspIntGroS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$47,169	(4,761)	2,302	677	86,238	75,317	221,436	987,830
Realized gain (loss) on investments	2,241,803	727,508	(6,446)	(6,169)	371,799	168	8,720,014	8,545,861
Change in unrealized gain (loss) on investments	748,048	489,592	33,823	21,541	3,732,278	1,243,011	6,681,827	10,808,316
Reinvested capital gains	-	-	3,990	42,380	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,037,020	1,212,339	33,669	58,429	4,190,315	1,318,496	15,623,277	20,342,007

Equity transactions:
Purchase payments received from contract owners (note 6)	1,444,016	1,726,100	43,891	45,743	3,350,991	1,819,270	1,817,999	3,361,029
Transfers between funds	(2,466,495)	1,204,456	(84,139)	(41,864)	9,877,759	5,793,495	(305,785)	444,747
Surrenders (note 6)	(1,199,719)	(746,802)	(1,583)	(4,910)	(557,665)	(77,073)	(2,821,312)	(3,818,358)
Death benefits (note 4)	(11,091)	(15,700)	-	-	(82,333)	(464)	(117,426)	(264,675)
Net policy repayments (loans) (note 5)	(117,589)	(148,833)	(3,835)	(5,751)	(103,681)	71,621	(830,463)	(454,585)
Deductions for surrender charges (note 2d)	(47,628)	(68,718)	(214)	(640)	(19,680)	(3,100)	(102,258)	(131,288)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(638,647)	(692,384)	(13,564)	(22,573)	(745,604)	(134,013)	(1,717,077)	(1,849,857)
Asset charges (note 3):
FPVUL & VEL contracts	(45,238)	(43,998)	(1,453)	(1,774)	(54,491)	(8,505)	(124,611)	(119,340)
MSP contracts	(859)	(834)	(387)	(362)	(1,035)	(78)	(3,786)	(2,820)
SL contracts	(8,218)	(8,830)	(153)	(127)	(11,759)	(1,428)	(18,807)	(17,542)
Adjustments to maintain reserves	82	234	54	(37)	519	41	201	735

Net equity transactions	(3,091,386)	1,204,691	(61,383)	(32,295)	11,653,021	7,459,766	(4,223,325)	(2,851,954)

Net change in contract owners’ equity	(54,366)	2,417,030	(27,714)	26,134	15,843,336	8,778,262	11,399,952	17,490,053
Contract owners’ equity beginning of period	16,542,503	14,125,473	536,227	510,093	8,778,262	-	60,847,232	43,357,179

Contract owners’ equity end of period	$16,488,137	16,542,503	508,513	536,227	24,621,598	8,778,262	72,247,184	60,847,232

CHANGES IN UNITS:
Beginning units	3,845,242	3,531,632	30,204	31,826	754,850	-	4,214,566	4,397,578

Units purchased	435,598	972,673	2,653	2,850	1,014,616	777,292	404,502	487,995
Units redeemed	(1,135,288)	(659,063)	(5,869)	(4,472)	(116,318)	(22,442)	(703,334)	(671,007)

Ending units	3,145,552	3,845,242	26,988	30,204	1,653,148	754,850	3,915,734	4,214,566

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	JPMMidCapGr		JPMMidCapV		LBTShrtDBd		LincGroOp
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(13,419)	(10,359)	4,475	6,164	235,067	272,797	(37,013)	(37,388)
Realized gain (loss) on investments	124,431	231,144	(32,851)	4,335	16,528	(17,147)	460,109	710,863
Change in unrealized gain (loss) on investments	(248,142)	(10,397)	(84,540)	(30,208)	149,231	113,979	(1,486,508)	1,013,385
Reinvested capital gains	863,461	109,584	116,564	98,910	-	-	1,458,483	-

Net increase (decrease) in contract owners’ equity resulting from operations	726,331	319,972	3,648	79,201	400,826	369,629	395,071	1,686,860

Equity transactions:
Purchase payments received from contract owners (note 6)	562,550	503,494	6	30,062	555,419	785,674	1,060,728	2,174,399
Transfers between funds	1,743,291	(90,427)	(28,514)	(587,553)	(1,436,045)	1,348,992	2,145,519	(3,550,948)
Surrenders (note 6)	(162,901)	(84,882)	(68,885)	(82,845)	(308,534)	(138,889)	(405,413)	(370,871)
Death benefits (note 4)	(2,971)	(151)	(596)	(805)	(21,919)	-	(11,654)	(1,669)
Net policy repayments (loans) (note 5)	-	-	-	-	(20,588)	(5,571)	(60,228)	(7,288)
Deductions for surrender charges (note 2d)	-	-	-	-	(24,858)	(14,623)	-	-
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(81,081)	(76,330)	(2,161)	(8,083)	(287,735)	(334,442)	(205,960)	(204,306)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	(24,496)	(24,807)	-	-
MSP contracts	-	-	-	-	(1,221)	(753)	-	-
SL contracts	-	-	-	-	(2,835)	(2,448)	-	-
Adjustments to maintain reserves	47	8	(75)	8	13	(10)	(8)	(588)

Net equity transactions	2,058,935	251,712	(100,225)	(649,216)	(1,572,798)	1,613,123	2,522,984	(1,961,271)

Net change in contract owners’ equity	2,785,266	571,684	(96,577)	(570,015)	(1,171,972)	1,982,752	2,918,055	(274,411)
Contract owners’ equity beginning of period	3,975,089	3,403,405	307,893	877,908	9,716,531	7,733,779	12,931,695	13,206,106

Contract owners’ equity end of period	$6,760,355	3,975,089	211,316	307,893	8,544,559	9,716,531	15,849,750	12,931,695

CHANGES IN UNITS:
Beginning units	225,124	214,242	15,930	53,000	903,048	748,972	690,768	812,598

Units purchased	124,457	63,298	-	1,741	64,515	204,964	243,845	133,650
Units redeemed	(22,251)	(52,416)	(5,098)	(38,811)	(209,601)	(50,888)	(114,719)	(255,480)

Ending units	327,330	225,124	10,832	15,930	757,962	903,048	819,894	690,768

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	LrdMidCapV		MFSInvGrSt		MFSRsrchIntl		MFSValue
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$4,797	2,252	15,269	-	(8)	-	49,384	24,098
Realized gain (loss) on investments	49,953	3,568	243,719	59,908	98	-	219,343	104,789
Change in unrealized gain (loss) on investments	(364,934)	1,310	229,819	247,242	264	-	14,453	286,163
Reinvested capital gains	253,561	49,476	-	-	-	-	84,573	68,117

Net increase (decrease) in contract owners’ equity resulting from operations	(56,623)	56,606	488,807	307,150	354	-	367,753	483,167

Equity transactions:
Purchase payments received from contract owners (note 6)	51,577	2,994	524,096	865,208	2	-	600,850	410,693
Transfers between funds	1,562,245	387,073	(230,707)	(58,134)	9,266	-	2,607,442	1,224,719
Surrenders (note 6)	(314,757)	(7,874)	(307,318)	(118,612)	-	-	(72,432)	(62,697)
Death benefits (note 4)	(620)	-	(42,448)	(17,006)	-	-	-	-
Net policy repayments (loans) (note 5)		-	(24,261)	(39,305)	-	-	(9,423)	(12,805)
Deductions for surrender charges (note 2d)	-	-	(31,561)	(14,157)	-	-	(5,972)	(11,532)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(20,662)	(4,758)	(250,135)	(280,830)	(130)	-	(240,520)	(139,305)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(19,201)	(17,699)	-	-	(18,671)	(9,363)
MSP contracts	-	-	(230)	(237)	-	-	(471)	(380)
SL contracts	-	-	(842)	(824)	-	-	(3,274)	(1,208)
Adjustments to maintain reserves	(27)	(838)	(18)	5	7	-	37	50

Net equity transactions	1,277,756	376,597	(382,625)	318,409	9,145	-	2,857,567	1,398,172

Net change in contract owners’ equity	1,221,133	433,203	106,182	625,559	9,499	-	3,225,320	1,881,339
Contract owners’ equity beginning of period	667,744	234,541	4,481,158	3,855,599	-	-	3,676,817	1,795,478

Contract owners’ equity end of period	$1,888,877	667,744	4,587,340	4,481,158	9,499	-	6,902,137	3,676,817

CHANGES IN UNITS:
Beginning units	52,940	20,812	314,824	291,396	-	-	200,260	118,172

Units purchased	125,650	33,292	36,248	62,263	912	-	168,836	96,110
Units redeemed	(29,502)	(1,164)	(61,660)	(38,835)	(12)	-	(20,716)	(14,022)

Ending units	149,088	52,940	289,412	314,824	900	-	348,380	200,260

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NWStratV		NVITAstAll2		NVITBnd2		NVITGlobGr2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$-	-	68,968	28,982	142,989	2,413	111,882	1,684
Realized gain (loss) on investments	-	-	140,127	(347)	2,005	-	88,366	(210)
Change in unrealized gain (loss) on investments	-	-	(63,468)	50,812	(97,260)	8,969	251,313	100,276
Reinvested capital gains	-	-	1,640	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	147,267	79,447	47,734	11,382	451,561	101,750

Equity transactions:
Purchase payments received from contract owners (note 6)	-	3	260,108	129,152	125,279	24,483	442,191	78,774
Transfers between funds	-	(30)	1,898,840	1,596,575	1,769,831	715,789	3,470,401	1,478,713
Surrenders (note 6)	-	-	(17,869)	(17,173)	(170,306)	-	(177,182)	(70)
Death benefits (note 4)	-	-	(23,466)	-	(18,196)	-	(19,979)	-
Net policy repayments (loans) (note 5)	-	-	(35,332)	(568)	14,767	82	(23,139)	(122)
Deductions for surrender charges (note 2d)	-	-	(1,187)	(308)	(19,403)	(212)	(20,052)	(112)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	-	3	(155,589)	(31,978)	(66,515)	(6,887)	(148,100)	(21,893)
Asset charges (note 3):	-
FPVUL & VEL contracts	-	(1)	(10,425)	(2,072)	(4,823)	(429)	(11,465)	(1,462)
MSP contracts	-	-	(1,849)	(187)	(519)	(30)	(852)	(128)
SL contracts	-	-	(1,867)	(247)	(655)	(49)	(2,637)	(252)
Adjustments to maintain reserves	-	25	56	74	54	41	142	72

Net equity transactions	-	-	1,911,419	1,673,268	1,629,513	732,788	3,509,328	1,533,520

Net change in contract owners’ equity	-	-	2,058,686	1,752,715	1,677,247	744,170	3,960,889	1,635,270
Contract owners’ equity beginning of period	-	-	1,752,715	-	744,170	-	1,635,270	-

Contract owners’ equity end of period	$-	-	3,811,401	1,752,715	2,421,417	744,170	5,596,159	1,635,270

CHANGES IN UNITS:
Beginning units	-	-	166,024	-	70,612	-	150,826	-

Units purchased	-	3	199,129	172,330	177,509	71,349	337,040	153,273
Units redeemed	-	(3)	(25,011)	(6,306)	(25,013)	(737)	(36,544)	(2,447)

Ending units	-	-	340,142	166,024	223,108	70,612	451,322	150,826

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGroInc2		NVITGrowth2		NVITFHiInc		NVITFHiInc3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$11,382	-	34,454	10,186	1,847,429	1,761,889	959,716	475,086
Realized gain (loss) on investments	(293)	-	63,442	(2,201)	(275,677)	(62,770)	(20,268)	(15,183)
Change in unrealized gain (loss) on investments	(34,922)	-	288,185	69,921	(819,124)	711,651	(686,065)	168,615
Reinvested capital gains	-	-	1,318	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(23,833)	-	387,399	77,906	752,628	2,410,770	253,383	628,518

Equity transactions:
Purchase payments received from contract owners (note 6)	11,442	-	407,940	76,929	1,570,797	2,723,130	3,084,891	2,365,950
Transfers between funds	964,877	-	4,978,069	1,631,125	(1,813,513)	(1,664,758)	4,741,260	1,328,322
Surrenders (note 6)	-	-	(201,950)	(414)	(1,508,223)	(244,854)	(198,254)	(347,150)
Death benefits (note 4)	-	-	-	-	(97,975)	(19,579)	(2,985)	(120,074)
Net policy repayments (loans) (note 5)	(1,959)	-	(23,829)	(9,701)	(400,247)	(435,512)	235,147	118,992
Deductions for surrender charges (note 2d)	-	-	(15,982)	(109)	(18,575)	(19,998)	(19,203)	(15,799)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(11,966)	-	(173,789)	(26,707)	(468,260)	(579,721)	(395,169)	(280,933)
Asset charges (note 3):
FPVUL & VEL contracts	(847)	-	(14,337)	(1,844)	(23,264)	(28,257)	(23,359)	(15,308)
MSP contracts	(199)	-	(497)	(75)	(1,340)	(1,365)	(455)	(190)
SL contracts	(126)	-	(4,026)	(502)	(19,928)	(22,279)	(18,059)	(8,008)
Adjustments to maintain reserves	87	-	89	67	5	65	24	(6)

Net equity transactions	961,308	-	4,951,688	1,668,769	(2,780,523)	(293,128)	7,403,838	3,025,796

Net change in contract owners’ equity	937,475	-	5,339,087	1,746,675	(2,027,895)	2,117,642	7,657,221	3,654,314
Contract owners’ equity beginning of period	-	-	1,746,675	-	25,317,159	23,199,517	8,180,355	4,526,041

Contract owners’ equity end of period	$937,475	-	7,085,762	1,746,675	23,289,264	25,317,159	15,837,576	8,180,355

CHANGES IN UNITS:
Beginning units	-	-	168,526	-	1,555,242	1,577,566	701,700	429,384

Units purchased	96,264	-	481,897	172,788	228,236	258,754	692,490	366,115
Units redeemed	(1,496)	-	(39,457)	(4,262)	(392,008)	(281,078)	(77,376)	(93,799)

Ending units	94,768	-	610,966	168,526	1,391,470	1,555,242	1,316,814	701,700

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITEmMrkts		NVITEmMrkts3		NVITGlUtl		NVITIntGro
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$191,515	124,907	127,640	71,767	124,359	80,246	35,653	51,667
Realized gain (loss) on investments	3,567,602	2,198,970	1,070,771	430,240	265,669	12	1,390,839	398,037
Change in unrealized gain (loss) on investments	6,433,912	4,849,580	3,392,089	2,317,091	(654,732)	680,567	(15,627)	1,594,606
Reinvested capital gains	3,989,041	275,455	1,739,899	116,408	1,129,147	232,606	800,247	11,773

Net increase (decrease) in contract owners’ equity resulting from operations	14,182,070	7,448,912	6,330,399	2,935,506	864,443	993,431	2,211,112	2,056,083

Equity transactions:
Purchase payments received from contract owners (note 6)	2,731,542	2,047,791	1,646,140	1,520,378	361,010	296,736	355,820	395,774
Transfers between funds	7,859,137	4,726,439	5,271,428	3,261,982	1,088,154	1,100,262	4,001,925	4,150,649
Surrenders (note 6)	(1,492,202)	(900,293)	(455,074)	(263,722)	(279,979)	(163,364)	(3,252,295)	(276,718)
Death benefits (note 4)	(14,459)	(146,656)	(1,443)	(26,594)	(1,120)	(141)	(9,980)	(847)
Net policy repayments (loans) (note 5)	(154,392)	6,408	(225,024)	(124,005)	(68,907)	(32,111)	(85,756)	(34,525)
Deductions for surrender charges (note 2d)	(15,806)	(28,669)	(23,711)	(15,025)	(4,429)	(11,689)	(50,862)	(3,557)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(594,619)	(508,763)	(612,973)	(409,734)	(141,759)	(99,654)	(223,485)	(177,826)
Asset charges (note 3):
FPVUL & VEL contracts	(23,926)	(23,414)	(48,062)	(28,192)	(11,401)	(7,464)	(19,502)	(12,673)
MSP contracts	(1,170)	(835)	(1,368)	(598)	(600)	(487)	(508)	(372)
SL contracts	(2,738)	(2,994)	(8,946)	(4,669)	(1,639)	(995)	(5,117)	(1,302)
Adjustments to maintain reserves	926	1,285	125	110	37	33	71	77

Net equity transactions	8,292,292	5,170,299	5,541,092	3,909,931	939,367	1,081,126	710,310	4,038,680

Net change in contract owners’ equity	22,474,362	12,619,211	11,871,491	6,845,437	1,803,810	2,074,557	2,921,422	6,094,763
Contract owners’ equity beginning of period	29,887,273	17,268,062	13,014,024	6,168,587	4,354,145	2,279,588	9,658,656	3,563,893

Contract owners’ equity end of period	$52,361,635	29,887,273	24,885,515	13,014,024	6,157,955	4,354,145	12,580,078	9,658,656

CHANGES IN UNITS:
Beginning units	1,195,438	939,440	714,108	462,520	212,848	153,292	720,712	354,044

Units purchased	515,106	391,752	282,228	308,894	83,272	85,389	287,828	408,362
Units redeemed	(269,048)	(135,754)	(58,140)	(57,306)	(45,930)	(25,833)	(269,890)	(41,694)

Ending units	1,441,496	1,195,438	938,196	714,108	250,190	212,848	738,650	720,712

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITWLead		NVITGlFin		NVITGlHlth		NVITGlHlth3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$25,298	44,960	161,510	78,715	(1,920)	(3,910)	2,051	-
Realized gain (loss) on investments	429,789	397,546	49,785	87,121	31,789	40,812	86,218	(93,374)
Change in unrealized gain (loss) on investments	692,082	800,472	(968,313)	41,527	339,170	68,815	196,615	104,691
Reinvested capital gains	-	-	695,341	557,756	71,596	-	55,688	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,147,169	1,242,978	(61,677)	765,119	440,635	105,717	340,572	11,317

Equity transactions:
Purchase payments received from contract owners (note 6)	398,968	415,550	205,922	252,871	189,628	244,547	431,108	514,644
Transfers between funds	1,254,688	(215,873)	96,155	1,118,235	732,613	(629,374)	(240,373)	615,233
Surrenders (note 6)	(455,894)	(292,759)	(311,443)	(355,946)	(97,194)	(235,027)	(158,260)	(73,648)
Death benefits (note 4)	(8,994)	(5,633)	(9,970)	(4,905)	(1,058)	(49,442)	-	(18,809)
Net policy repayments (loans) (note 5)	(59,790)	(34,245)	1,478	(45,529)	(14,439)	(27,307)	48,471	31,729
Deductions for surrender charges (note 2d)	(12,965)	(8,990)	(6,675)	(9,913)	(6,511)	(11,144)	(11,534)	(9,427)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(263,167)	(258,860)	(147,497)	(151,301)	(81,639)	(105,361)	(112,012)	(94,826)
Asset charges (note 3):
FPVUL & VEL contracts	(20,402)	(17,581)	(6,986)	(6,565)	(5,409)	(6,834)	(9,993)	(6,493)
MSP contracts	(515)	(379)	(1)	(16)	(211)	(214)	(21)	(12)
SL contracts	(2,448)	(1,912)	(1,553)	(1,782)	(1,209)	(1,413)	(1,446)	(1,618)
Adjustments to maintain reserves	8	26	(65)	118	47	(38)	3	22

Net equity transactions	829,489	(420,656)	(180,634)	795,267	714,617	(821,607)	(54,057)	956,795

Net change in contract owners’ equity	1,976,658	822,322	(242,311)	1,560,386	1,155,252	(715,890)	286,515	968,112
Contract owners’ equity beginning of period	5,742,442	4,920,120	4,887,671	3,327,285	3,530,899	4,246,789	2,346,125	1,378,013

Contract owners’ equity end of period	$7,719,100	5,742,442	4,645,360	4,887,671	4,686,151	3,530,899	2,632,640	2,346,125

CHANGES IN UNITS:
Beginning units	327,572	354,722	247,374	202,412	259,242	319,476	212,658	128,282

Units purchased	84,749	25,803	41,154	81,896	91,165	25,905	42,190	108,396
Units redeemed	(37,937)	(52,953)	(50,640)	(36,934)	(45,843)	(86,139)	(44,096)	(24,020)

Ending units	374,384	327,572	237,888	247,374	304,564	259,242	210,752	212,658

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGlTech		NVITGlTech3		NVITGvtBd		NVITGrowth
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(8,401)	(7,319)	-	-	4,274,399	4,274,357	29,429	6,492
Realized gain (loss) on investments	450,153	68,309	106,294	76,865	(1,401,642)	(4,154,742)	530,463	106,037
Change in unrealized gain (loss) on investments	432,229	460,052	306,317	104,554	3,759,402	2,016,604	2,553,716	848,404
Reinvested capital gains	-	-	-	-	-	841,510	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	873,981	521,042	412,611	181,419	6,632,159	2,977,729	3,113,608	960,933

Equity transactions:
Purchase payments received from contract owners (note 6)	213,992	287,298	505,615	440,135	8,287,508	12,600,167	1,964,117	2,372,877
Transfers between funds	407,614	94,884	1,536,945	356,995	900,184	(12,812,837)	543,825	(862,076)
Surrenders (note 6)	(71,579)	(180,565)	(56,211)	(60,392)	(9,036,984)	(35,315,367)	(1,211,517)	(642,622)
Death benefits (note 4)	(16,271)	(4,826)	(6,894)	(584)	(88,161)	(473,758)	(53,928)	(126,564)
Net policy repayments (loans) (note 5)	(32,280)	(60,942)	(21,315)	(50,683)	(263,254)	1,302,396	(244,672)	(183,520)
Deductions for surrender charges (note 2d)	(7,102)	(9,272)	(4,930)	(10,362)	(193,504)	(204,806)	(51,255)	(74,252)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(130,148)	(157,767)	(113,213)	(87,361)	(2,712,671)	(3,202,073)	(1,160,744)	(1,233,859)
Asset charges (note 3):
FPVUL & VEL contracts	(6,818)	(7,600)	(8,187)	(5,542)	(119,155)	(118,452)	(75,831)	(70,082)
MSP contracts	(307)	(332)	(137)	(70)	(11,699)	(14,367)	(2,163)	(2,065)
SL contracts	(725)	(789)	(1,660)	(577)	(35,026)	(61,790)	(8,014)	(7,477)
Adjustments to maintain reserves	(64)	(448)	70	35	154	506	193	804

Net equity transactions	356,311	(40,359)	1,830,083	581,594	(3,272,608)	(38,300,381)	(299,990)	(828,836)

Net change in contract owners’ equity	1,230,292	480,683	2,242,694	763,013	3,359,551	(35,322,652)	2,813,618	132,097
Contract owners’ equity beginning of period	5,638,860	5,158,177	1,861,016	1,098,003	98,341,704	133,664,356	16,770,262	16,638,165

Contract owners’ equity end of period	$6,869,152	5,638,860	4,103,710	1,861,016	101,701,255	98,341,704	19,583,880	16,770,262

CHANGES IN UNITS:
Beginning units	1,613,876	1,635,356	136,014	89,142	6,787,556	9,534,524	2,041,710	2,151,666

Units purchased	482,115	281,687	132,102	69,527	939,393	969,433	409,216	314,518
Units redeemed	(457,537)	(303,167)	(18,566)	(22,655)	(1,156,561)	(3,716,401)	(414,202)	(424,474)

Ending units	1,638,454	1,613,876	249,550	136,014	6,570,388	6,787,556	2,036,724	2,041,710

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIntIdx2		NVITIntIdx6		NVITIntValI		NVITIntVal3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$20,166	-	8,079	2,038	53,925	65,708	209,918	123,878
Realized gain (loss) on investments	(887)	-	14,607	(153)	180,626	121,786	320,183	222,573
Change in unrealized gain (loss) on investments	(12,435)	-	4,283	16,309	(315,435)	262,686	(931,852)	496,243
Reinvested capital gains	4,192	-	1,322	-	181,307	202,934	679,607	403,845

Net increase (decrease) in contract owners’ equity resulting from operations	11,036	-	28,291	18,194	100,423	653,114	277,856	1,246,539

Equity transactions:
Purchase payments received from contract owners (note 6)	51,510	-	83,018	25,584	-	3,238	1,270,903	1,490,965
Transfers between funds	2,181,326	-	358,286	183,642	(793,279)	(551,440)	977,584	1,415,870
Surrenders (note 6)	-	-	(14,557)	(17)	(61,854)	(116,109)	(407,921)	(199,484)
Death benefits (note 4)	-	-	-	-	-	-	(29,396)	(19,679)
Net policy repayments (loans) (note 5)	-	-	(5,875)	(300)	(19,962)	(27,720)	(104,054)	(88,948)
Deductions for surrender charges (note 2d)	-	-	-	(158)	(6,409)	(5,448)	(37,936)	(10,673)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(21,286)	-	(28,927)	(3,539)	(92,945)	(132,330)	(379,667)	(320,567)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(1,249)	(246)	(8,659)	(10,702)	(32,244)	(22,271)
MSP contracts	-	-	(273)	-	(425)	(455)	(432)	(303)
SL contracts	-	-	(551)	(61)	(1,457)	(1,562)	(4,686)	(2,726)
Adjustments to maintain reserves	5	-	25	72	(53)	(192)	24	48

Net equity transactions	2,211,555	-	389,897	204,977	(985,043)	(842,720)	1,252,175	2,242,232

Net change in contract owners’ equity	2,222,591	-	418,188	223,171	(884,620)	(189,606)	1,530,031	3,488,771
Contract owners’ equity beginning of period	-	-	223,171	-	3,110,249	3,299,855	8,096,448	4,607,677

Contract owners’ equity end of period	$2,222,591	-	641,359	223,171	2,225,629	3,110,249	9,626,479	8,096,448

CHANGES IN UNITS:
Beginning units	-	-	20,334	-	134,862	175,520	575,980	402,348

Units purchased	221,814	-	36,532	21,043	-	76	169,451	224,783
Units redeemed	(2,080)	-	(3,498)	(709)	(41,092)	(40,734)	(80,111)	(51,151)

Ending units	219,734	-	53,368	20,334	93,770	134,862	665,320	575,980

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIDAgg2		NVITIDCon2		NVITIDMod2		NVITIDModAg2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$583,599	421,795	473,445	379,907	1,770,158	1,327,498	1,778,175	1,316,373
Realized gain (loss) on investments	975,330	642,528	18,973	(14,713)	1,399,355	962,021	1,445,009	1,886,692
Change in unrealized gain (loss) on investments	(1,210,646)	1,918,101	(111,573)	238,962	(729,998)	3,146,924	(491,544)	4,291,540
Reinvested capital gains	960,583	295,325	324,884	123,826	1,019,405	502,972	1,501,624	725,912

Net increase (decrease) in contract owners’ equity resulting from operations	1,308,866	3,277,749	705,729	727,982	3,458,920	5,939,415	4,233,264	8,220,517

Equity transactions:
Purchase payments received from contract owners (note 6)	4,274,226	4,170,763	762,710	1,151,953	8,403,771	9,853,038	11,762,349	11,456,107
Transfers between funds	7,452,537	1,559,482	1,114,999	2,758,814	6,307,955	5,612,064	10,270,896	5,087,005
Surrenders (note 6)	(925,022)	(759,549)	(239,255)	(435,324)	(2,212,436)	(1,896,681)	(3,380,536)	(4,308,782)
Death benefits (note 4)	(56,081)	(32,296)	(84,565)	(73,137)	(669,579)	(134,336)	(73,357)	(7,042)
Net policy repayments (loans) (note 5)	(327,955)	(141,702)	(93,495)	(24,239)	(278,141)	(223,847)	(644,778)	(775,310)
Deductions for surrender charges (note 2d)	(103,250)	(140,694)	(22,485)	(33,334)	(207,181)	(266,778)	(311,493)	(389,030)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(1,456,936)	(1,304,561)	(562,244)	(580,940)	(3,255,275)	(3,236,018)	(4,002,541)	(3,731,750)
Asset charges (note 3):
FPVUL & VEL contracts	(86,816)	(64,191)	(20,865)	(22,125)	(189,776)	(169,493)	(280,192)	(220,543)
MSP contracts	(5,860)	(1,766)	(7,024)	(6,270)	(27,626)	(19,056)	(19,829)	(10,524)
SL contracts	(5,416)	(3,840)	(4,601)	(4,480)	(24,957)	(22,344)	(30,748)	(25,375)
Adjustments to maintain reserves	422	(82)	(4)	(4)	(45)	(879)	58	216

Net equity transactions	8,759,849	3,281,564	843,171	2,730,914	7,846,710	9,495,670	13,289,829	7,074,972

Net change in contract owners’ equity	10,068,715	6,559,313	1,548,900	3,458,896	11,305,630	15,435,085	17,523,093	15,295,489
Contract owners’ equity beginning of period	25,019,005	18,459,692	13,095,594	9,636,698	62,045,944	46,610,859	67,667,897	52,372,408

Contract owners’ equity end of period	$35,087,720	25,019,005	14,644,494	13,095,594	73,351,574	62,045,944	85,190,990	67,667,897

CHANGES IN UNITS:
Beginning units	1,589,760	1,368,528	1,057,738	823,092	4,414,294	3,688,566	4,480,646	3,969,980

Units purchased	783,514	521,691	179,883	415,079	1,225,151	1,222,494	1,508,816	1,222,174
Units redeemed	(268,034)	(300,459)	(113,275)	(180,433)	(698,185)	(496,766)	(673,504)	(711,508)

Ending units	2,105,240	1,589,760	1,124,346	1,057,738	4,941,260	4,414,294	5,315,958	4,480,646

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIDModCon2		NVITJPBal		NVITMdCpGr		NVITMidCap
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$924,969	629,411	372,176	416,379	(4,547)	(4,698)	991,682	781,312
Realized gain (loss) on investments	335,326	467,967	772,749	1,350,548	1,051,935	503,082	7,103,961	8,050,335
Change in unrealized gain (loss) on investments	(460,314)	474,133	(829,543)	439,493	474,143	1,011,753	(4,305,215)	(3,099,405)
Reinvested capital gains	847,408	317,513	472,649	-	-	-	2,350,170	1,086,719

Net increase (decrease) in contract owners’ equity resulting from operations	1,647,389	1,889,024	788,031	2,206,420	1,521,531	1,510,137	6,140,598	6,818,961

Equity transactions:
Purchase payments received from contract owners (note 6)	6,780,776	5,966,130	1,134,991	1,369,428	1,924,858	1,834,830	6,557,070	8,244,490
Transfers between funds	2,924,146	(1,087,071)	(327,203)	(1,657,342)	(1,256,086)	(417,382)	(6,293,593)	2,100,457
Surrenders (note 6)	(609,466)	(331,084)	(595,074)	(2,865,306)	(916,472)	(632,057)	(7,584,629)	(9,627,323)
Death benefits (note 4)	(143,638)	(475)	(67,754)	(62,754)	(74,747)	(20,321)	(191,521)	(172,854)
Net policy repayments (loans) (note 5)	(21,165)	(47,914)	(140,471)	(69,838)	(137,133)	(142,757)	(1,428,199)	(485,363)
Deductions for surrender charges (note 2d)	(53,616)	(36,396)	(23,557)	(119,984)	(49,116)	(56,726)	(92,784)	(148,453)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(973,179)	(926,995)	(678,947)	(757,970)	(838,691)	(903,004)	(2,047,553)	(2,197,872)
Asset charges (note 3):
FPVUL & VEL contracts	(43,994)	(42,604)	(40,923)	(42,576)	(54,459)	(53,009)	(117,548)	(113,884)
MSP contracts	(13,646)	(8,059)	(2,172)	(2,310)	(1,650)	(1,510)	(2,326)	(1,996)
SL contracts	(7,473)	(6,535)	(11,404)	(11,159)	(8,354)	(7,634)	(30,345)	(37,493)
Adjustments to maintain reserves	61	(347)	60	317	(2)	43	31	(231)

Net equity transactions	7,838,806	3,478,650	(752,454)	(4,219,494)	(1,411,852)	(399,527)	(11,231,397)	(2,440,522)

Net change in contract owners’ equity	9,486,195	5,367,674	35,577	(2,013,074)	109,679	1,110,610	(5,090,799)	4,378,439
Contract owners’ equity beginning of period	26,078,483	20,710,809	17,405,363	19,418,437	17,421,845	16,311,235	81,238,105	76,859,666

Contract owners’ equity end of period	$35,564,678	26,078,483	17,440,940	17,405,363	17,531,524	17,421,845	76,147,306	81,238,105

CHANGES IN UNITS:
Beginning units	1,976,998	1,697,008	1,315,664	1,645,674	1,217,840	1,253,052	3,900,284	3,939,766

Units purchased	769,370	509,644	162,528	120,149	123,380	140,282	708,130	779,224
Units redeemed	(191,608)	(229,654)	(215,184)	(450,159)	(226,146)	(175,494)	(1,210,632)	(818,706)

Ending units	2,554,760	1,976,998	1,263,008	1,315,664	1,115,074	1,217,840	3,397,782	3,900,284

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITMyMkt		NVITMyMkt5		NVITSmCapGr		NVITSmCapVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$5,446,932	5,057,915	15,711,908	10,857,311	(21,368)	(23,290)	783,828	282,031
Realized gain (loss) on investments	-	-	-	-	1,331,533	2,136,273	3,271,928	12,069,014
Change in unrealized gain (loss) on investments	-	-	-	-	891,419	(1,500,638)	(18,612,733)	(5,079,969)
Reinvested capital gains	-	-	-	-	-	-	9,528,527	6,169,351

Net increase (decrease) in contract owners’ equity resulting from operations	5,446,932	5,057,915	15,711,908	10,857,311	2,201,584	612,345	(5,028,450)	13,440,427

Equity transactions:
Purchase payments received from contract owners (note 6)	42,302,829	36,245,767	68,812,070	174,454,959	2,183,394	3,156,568	5,598,766	7,852,968
Transfers between funds	(16,434,437)	(20,282,149)	(45,150,872)	(26,589,546)	(1,419,241)	500,782	(8,336,203)	(11,917,583)
Surrenders (note 6)	(14,968,887)	(14,591,642)	(18,917,961)	(19,445,282)	(1,741,558)	(6,177,383)	(4,285,947)	(11,019,125)
Death benefits (note 4)	(393,264)	(430,692)	(450,281)	(68,864)	(44,026)	(55,315)	(195,551)	(625,733)
Net policy repayments (loans) (note 5)	(549,287)	(682,250)	(849,515)	217,926	(239,725)	(131,546)	(779,559)	(465,834)
Deductions for surrender charges (note 2d)	(850,636)	(850,181)	-	-	(42,924)	(46,363)	(126,970)	(175,861)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(7,268,391)	(7,954,613)	(4,767,447)	(4,077,600)	(761,772)	(863,076)	(2,391,630)	(2,819,571)
Asset charges (note 3):
FPVUL & VEL contracts	(380,951)	(370,746)	-	-	(49,431)	(51,213)	(159,916)	(167,018)
MSP contracts	(30,308)	(31,321)	-	-	(1,244)	(1,246)	(5,301)	(5,158)
SL contracts	(99,650)	(84,568)	-	-	(7,117)	(11,542)	(24,160)	(28,628)
Adjustments to maintain reserves	(519)	(5,168)	(415)	10,439	(11)	(6,453)	211	95

Net equity transactions	1,326,499	(9,037,563)	(1,324,421)	124,502,032	(2,123,655)	(3,686,787)	(10,706,260)	(19,371,448)

Net change in contract owners’ equity	6,773,431	(3,979,648)	14,387,487	135,359,343	77,929	(3,074,442)	(15,734,710)	(5,931,021)
Contract owners’ equity beginning of period	115,463,580	119,443,228	331,562,376	196,203,033	22,931,485	26,005,927	80,313,388	86,244,409

Contract owners’ equity end of period	$122,237,011	115,463,580	345,949,863	331,562,376	23,009,414	22,931,485	64,578,678	80,313,388

CHANGES IN UNITS:
Beginning units	8,783,438	9,499,298	30,574,890	18,911,688	1,330,056	1,555,282	3,035,848	3,867,500

Units purchased	3,749,887	2,837,447	9,127,693	20,441,450	259,030	349,644	348,871	361,356
Units redeemed	(3,669,989)	(3,553,307)	(9,210,447)	(8,778,248)	(372,428)	(574,870)	(777,365)	(1,193,008)

Ending units	8,863,336	8,783,438	30,492,136	30,574,890	1,216,658	1,330,056	2,607,354	3,035,848

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITSmComp		NVITNWFund		NVITNWLead		NVITUSGro
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(52,776)	(61,522)	5,037,157	4,901,772	21,624	7,431	(4,713)	14,099
Realized gain (loss) on investments	1,774,957	13,129,717	36,597,476	1,402,245	4,045	738	(7,974)	(68,320)
Change in unrealized gain (loss) on investments	(13,324,530)	(3,983,920)	(23,147,644)	56,960,310	(179,532)	83,224	1,327,479	(200,490)
Reinvested capital gains	13,780,217	2,239,910	26,261,593	-	322,938	113,501	-	130,686

Net increase (decrease) in contract owners’ equity resulting from operations	2,177,868	11,324,185	44,748,582	63,264,327	169,075	204,894	1,314,792	(124,025)

Equity transactions:
Purchase payments received from contract owners (note 6)	7,676,882	11,006,301	5,052,311	5,631,009	101,207	95,367	365,176	700,449
Transfers between funds	(3,150,515)	(18,838,133)	(130,747,319)	(1,739,199)	764,473	422,280	966,508	123,032
Surrenders (note 6)	(5,980,795)	(6,025,856)	(2,255,466)	(2,132,968)	(37,183)	(2,965)	(249,522)	(590,255)
Death benefits (note 4)	(299,943)	(260,687)	(2,784,096)	(332,227)	(691)	-	(6,430)	(26,342)
Net policy repayments (loans) (note 5)	(329,828)	(364,919)	(567,731)	(752,529)	(22,926)	(1,611)	(81,603)	(46,269)
Deductions for surrender charges (note 2d)	(134,196)	(139,993)	(140,442)	(193,180)	(805)	(480)	(5,615)	(14,853)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(2,748,147)	(3,096,872)	(5,870,177)	(5,735,389)	(42,996)	(32,855)	(192,936)	(244,363)
Asset charges (note 3):
FPVUL & VEL contracts	(159,675)	(158,429)	(206,960)	(193,484)	(3,484)	(2,578)	(12,654)	(13,600)
MSP contracts	(5,500)	(5,020)	(14,530)	(14,263)	(6)	-	(497)	(442)
SL contracts	(26,356)	(24,669)	(17,649)	(15,690)	(1,081)	(714)	(1,995)	(2,313)
Adjustments to maintain reserves	(1,294)	(62,516)	411	4,424	(20)	27	84	55

Net equity transactions	(5,159,367)	(17,970,793)	(137,551,648)	(5,473,496)	756,488	476,471	780,515	(114,901)

Net change in contract owners’ equity	(2,981,499)	(6,646,608)	(92,803,066)	57,790,831	925,563	681,365	2,095,307	(238,926)
Contract owners’ equity beginning of period	101,283,263	107,929,871	528,730,499	470,939,668	1,545,595	864,230	6,541,533	6,780,459

Contract owners’ equity end of period	$98,301,764	101,283,263	435,927,433	528,730,499	2,471,158	1,545,595	8,636,840	6,541,533

CHANGES IN UNITS:
Beginning units	4,807,692	5,767,374	41,070,072	41,489,502	95,970	62,358	417,938	431,480

Units purchased	775,425	715,029	361,685	444,215	53,784	48,609	102,600	84,716
Units redeemed	(992,957)	(1,674,711)	(10,216,321)	(863,645)	(12,004)	(14,997)	(69,734)	(98,258)

Ending units	4,590,160	4,807,692	31,215,436	41,070,072	137,750	95,970	450,804	417,938

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITVKVal		NVITMltSec		NBTAFasc		NBTAGuard
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$252,458	215,731	894,111	702,956	(1,623)	(1,815)	28,394	95,651
Realized gain (loss) on investments	386,501	611,592	(46,529)	14,731	81,135	78,642	1,423,112	2,245,862
Change in unrealized gain (loss) on investments	(1,615,122)	499,983	145,385	51,097	(109,895)	(36,527)	(490,657)	(418,853)
Reinvested capital gains	666,775	577,219	1,101	38,017	14,207	45,103	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(309,388)	1,904,525	994,068	806,801	(16,176)	85,403	960,849	1,922,660

Equity transactions:
Purchase payments received from contract owners (note 6)	1,390,523	1,717,353	1,688,306	1,807,496	146,992	181,213	865,049	887,138
Transfers between funds	1,111,088	347,555	6,600,687	(1,130,497)	476,028	(282,594)	(1,518,839)	(964,203)
Surrenders (note 6)	(767,489)	(563,976)	(2,352,346)	(1,536,865)	(84,650)	(47,239)	(831,265)	(1,705,503)
Death benefits (note 4)	(46,361)	(130,765)	(94,429)	(285,442)	(485)	(1,821)	(14,398)	(29,599)
Net policy repayments (loans) (note 5)	(124,679)	(128,466)	(124,144)	(5,560)	(10,951)	(22,508)	(98,543)	(189,086)
Deductions for surrender charges (note 2d)	(62,327)	(34,111)	(28,156)	(25,056)	(1,540)	(974)	(33,345)	(22,589)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(612,654)	(611,392)	(647,554)	(605,722)	(42,991)	(42,693)	(456,772)	(530,149)
Asset charges (note 3):
FPVUL & VEL contracts	(49,353)	(43,708)	(34,649)	(32,124)	(3,587)	(2,505)	(34,369)	(32,924)
MSP contracts	(1,861)	(1,297)	(3,112)	(3,307)	(9)	(85)	(863)	(939)
SL contracts	(7,158)	(5,807)	(6,896)	(5,862)	(519)	(498)	(3,821)	(4,041)
Adjustments to maintain reserves	(31)	99	104	(8)	(20)	74	8	36

Net equity transactions	829,698	545,485	4,997,811	(1,822,947)	478,268	(219,630)	(2,127,158)	(2,591,859)

Net change in contract owners’ equity	520,310	2,450,010	5,991,879	(1,016,146)	462,092	(134,227)	(1,166,309)	(669,199)
Contract owners’ equity beginning of period	13,620,225	11,170,215	18,535,654	19,551,800	1,548,041	1,682,268	13,939,908	14,609,107

Contract owners’ equity end of period	$14,140,535	13,620,225	24,527,533	18,535,654	2,010,133	1,548,041	12,773,599	13,939,908

CHANGES IN UNITS:
Beginning units	917,588	873,378	1,218,460	1,351,476	101,912	116,494	760,688	934,782

Units purchased	197,638	175,325	582,515	158,491	49,468	27,221	64,818	154,898
Units redeemed	(131,834)	(131,115)	(249,729)	(291,507)	(19,740)	(41,803)	(191,832)	(328,992)

Ending units	983,392	917,588	1,551,246	1,218,460	131,640	101,912	633,674	760,688

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NBTAInt		NBTAMCGr		NBTAPart		NBTARegI
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$69,179	3,750	(24,011)	(22,024)	124,790	136,790	745	730
Realized gain (loss) on investments	144,850	64,388	2,826,675	1,903,659	780,824	2,935,967	33,868	(14,805)
Change in unrealized gain (loss) on investments	(380,354)	183,156	6,405,275	3,585,864	(1,165,305)	(2,822,988)	(28,828)	12,278
Reinvested capital gains	245,830	13,829	-	-	2,014,528	2,237,618	20,694	22,223

Net increase (decrease) in contract owners’ equity resulting from operations	79,505	265,123	9,207,939	5,467,499	1,754,837	2,487,387	26,479	20,426

Equity transactions:
Purchase payments received from contract owners (note 6)	358,782	216,888	2,615,746	4,023,169	1,083,019	1,561,021	30,871	12,694
Transfers between funds	1,976,152	1,146,282	215,894	(1,734,701)	87,747	815,963	425,549	399,771
Surrenders (note 6)	(68,663)	(108,990)	(2,411,434)	(1,585,818)	(1,152,951)	(5,958,775)	(24,648)	(1,466)
Death benefits (note 4)	-	-	(45,413)	(88,663)	(46,278)	(34,546)	(1,656)	-
Net policy repayments (loans) (note 5)	(48,573)	(46,365)	(321,555)	(157,366)	(215,608)	(680,813)	(2,814)	-
Deductions for surrender charges (note 2d)	(4,016)	(2,291)	(91,950)	(122,940)	(18,508)	(63,405)	-	-
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(125,872)	(56,459)	(1,819,681)	(1,799,054)	(721,945)	(815,350)	(24,688)	(9,310)
Asset charges (note 3):
FPVUL & VEL contracts	(10,837)	(4,456)	(114,501)	(102,689)	(54,526)	(54,760)	-	-
MSP contracts	(830)	(233)	(2,117)	(2,090)	(1,624)	(1,489)	-	-
SL contracts	(1,919)	(498)	(17,643)	(15,066)	(13,264)	(12,080)	-	-
Adjustments to maintain reserves	(92)	748	126	107	180	2,087	(21)	(938)

Net equity transactions	2,074,132	1,144,626	(1,992,528)	(1,585,111)	(1,053,757)	(5,242,147)	402,593	400,751

Net change in contract owners’ equity	2,153,637	1,409,749	7,215,411	3,882,388	701,080	(2,754,760)	429,072	421,177
Contract owners’ equity beginning of period	2,043,676	633,927	42,018,811	38,136,423	20,707,714	23,462,474	421,177	-

Contract owners’ equity end of period	$4,197,313	2,043,676	49,234,222	42,018,811	21,408,794	20,707,714	850,249	421,177

CHANGES IN UNITS:
Beginning units	140,884	53,950	2,370,878	2,443,662	1,186,366	1,534,846	41,094	-

Units purchased	162,648	99,337	314,230	261,641	127,991	193,885	54,649	42,315
Units redeemed	(23,192)	(12,403)	(365,848)	(334,425)	(191,619)	(542,365)	(15,181)	(1,221)

Ending units	280,340	140,884	2,319,260	2,370,878	1,122,738	1,186,366	80,562	41,094

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NBTARegS		NBTSocRes		OppCapAp		OppGlSec3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$5,364	3,419	3,373	3,512	101,507	290,028	244,490	109,643
Realized gain (loss) on investments	17,720	7,578	95,838	84,079	6,719,902	6,558,021	407,900	216,685
Change in unrealized gain (loss) on investments	(44,082)	8,407	105,082	177,186	9,684,670	2,466,146	(391,749)	1,264,016
Reinvested capital gains	34,794	47,400	12,686	24,933	-	-	890,130	573,997

Net increase (decrease) in contract owners’ equity resulting from operations	13,796	66,804	216,979	289,710	16,506,079	9,314,195	1,150,771	2,164,341

Equity transactions:
Purchase payments received from contract owners (note 6)	166,291	77,630	505,485	469,710	8,908,934	13,571,860	3,872,113	3,887,872
Transfers between funds	354,850	477,234	1,576,590	707,196	(4,903,637)	(20,777,203)	695,556	3,708,909
Surrenders (note 6)	(43,073)	(51,066)	(161,532)	(152,125)	(5,455,212)	(4,677,523)	(628,603)	(657,688)
Death benefits (note 4)	-	-	-	-	(201,427)	(120,277)	(16,782)	(28,039)
Net policy repayments (loans) (note 5)	(1,403)	(4,356)	(22,401)	(9,253)	(969,994)	(321,628)	(248,139)	(78,170)
Deductions for surrender charges (note 2d)	(605)	(726)	(11,783)	(11,943)	(181,339)	(216,478)	(52,984)	(41,812)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(36,655)	(25,199)	(158,957)	(118,796)	(3,830,226)	(4,147,291)	(841,921)	(672,243)
Asset charges (note 3):
FPVUL & VEL contracts	(4,106)	(2,680)	(11,046)	(7,089)	(208,136)	(199,499)	(64,092)	(42,792)
MSP contracts	(120)	(57)	(1,270)	(307)	(6,183)	(6,029)	(1,529)	(923)
SL contracts	(575)	(234)	(2,779)	(2,022)	(28,295)	(26,270)	(11,539)	(9,127)
Adjustments to maintain reserves	50	25	15	62	842	4,713	687	30

Net equity transactions	434,654	470,571	1,712,322	875,433	(6,874,673)	(16,915,625)	2,702,767	6,066,017

Net change in contract owners’ equity	448,450	537,375	1,929,301	1,165,143	9,631,406	(7,601,430)	3,853,538	8,230,358
Contract owners’ equity beginning of period	806,767	269,392	2,727,354	1,562,211	123,105,847	130,707,277	16,951,140	8,720,782

Contract owners’ equity end of period	$1,255,217	806,767	4,656,655	2,727,354	132,737,253	123,105,847	20,804,678	16,951,140

CHANGES IN UNITS:
Beginning units	62,360	23,100	160,134	104,292	9,247,300	10,683,274	1,194,348	723,136

Units purchased	36,883	42,368	115,981	71,098	1,701,790	1,281,089	334,319	594,916
Units redeemed	(5,095)	(3,108)	(22,047)	(15,256)	(1,886,370)	(2,717,063)	(150,171)	(123,704)

Ending units	94,148	62,360	254,068	160,134	9,062,720	9,247,300	1,378,496	1,194,348

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppGlSec		OppHighInc3		OppHighInc		OppMStSCap
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$846,098	653,896	-	-	314,323	258,840	15,649	4,810
Realized gain (loss) on investments	3,526,168	8,813,547	(6,634)	-	86,244	(18,628)	167,507	156,168
Change in unrealized gain (loss) on investments	(3,673,827)	(1,859,919)	(19,298)	-	(343,433)	119,146	(459,107)	210,349
Reinvested capital gains	3,596,308	4,090,534	-	-	-	-	166,883	94,934

Net increase (decrease) in contract owners’ equity resulting from operations	4,294,747	11,698,058	(25,932)	-	57,134	359,358	(109,068)	466,261

Equity transactions:
Purchase payments received from contract owners (note 6)	3,797,108	2,915,675	709,190	-	1,082,944	532,106	780,405	680,348
Transfers between funds	276,478	1,041,332	250,372	-	(2,419,418)	227,330	755,331	1,271,772
Surrenders (note 6)	(2,108,991)	(8,605,245)	(25,203)	-	(159,395)	(106,681)	(104,836)	(284,848)
Death benefits (note 4)	(16,525)	(122,420)	-	-	-	(802)	(12,370)	(35,812)
Net policy repayments (loans) (note 5)	(412,767)	(218,423)	54,725	-	(39,080)	(47,547)	(89,390)	(2,810)
Deductions for surrender charges (note 2d)	(59,987)	(86,123)	(734)	-	(16,904)	(12,825)	(11,852)	(23,293)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(1,494,333)	(1,744,211)	(21,896)	-	(222,796)	(308,843)	(225,202)	(205,569)
Asset charges (note 3):
FPVUL & VEL contracts	(72,352)	(81,862)	(1,313)	-	(13,593)	(14,128)	(18,899)	(14,409)
MSP contracts	(2,218)	(2,061)	(4)	-	(343)	(302)	(265)	(207)
SL contracts	(12,664)	(14,148)	(787)	-	(1,520)	(1,596)	(3,019)	(1,701)
Adjustments to maintain reserves	155	1,897	92	-	38	14	(18)	145

Net equity transactions	(106,097)	(6,915,589)	964,442	-	(1,790,066)	266,726	1,069,885	1,383,616

Net change in contract owners’ equity	4,188,650	4,782,469	938,510	-	(1,732,932)	626,084	960,817	1,849,877
Contract owners’ equity beginning of period	71,703,657	66,921,188	-	-	4,422,033	3,795,949	4,514,334	2,664,457

Contract owners’ equity end of period	$75,892,307	71,703,657	938,510	-	2,689,101	4,422,033	5,475,151	4,514,334

CHANGES IN UNITS:
Beginning units	4,816,044	5,273,314	-	-	324,172	304,496	215,614	146,346

Units purchased	730,054	991,724	108,703	-	84,130	57,743	74,470	99,399
Units redeemed	(739,896)	(1,448,994)	(11,559)	-	(210,968)	(38,067)	(25,378)	(30,131)

Ending units	4,806,202	4,816,044	97,144	-	197,334	324,172	264,706	215,614

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppMSt		OppMidCap		PVITAllAst		PVITLowDur
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$435,438	438,967	(37,301)	(45,719)	128,819	128,582	1,913,743	1,576,571
Realized gain (loss) on investments	2,488,360	1,963,250	2,820,783	3,970,282	8,648	62,978	(167,628)	(319,633)
Change in unrealized gain (loss) on investments	(967,352)	3,463,093	141,986	(2,446,101)	(16,995)	(54,520)	1,198,669	210,497
Reinvested capital gains	-	-	-	-	-	3,877	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,956,446	5,865,310	2,925,468	1,478,462	120,472	140,917	2,944,784	1,467,435

Equity transactions:
Purchase payments received from contract owners (note 6)	3,690,819	4,120,791	3,427,890	4,625,076	144,724	417,108	3,597,316	3,274,924
Transfers between funds	(780,458)	(244,548)	(1,452,282)	(7,824,283)	482,973	(2,728,357)	2,555,949	(130,978)
Surrenders (note 6)	(2,533,652)	(2,633,893)	(4,254,620)	(3,278,861)	(232,208)	(371,662)	(986,777)	(2,584,179)
Death benefits (note 4)	(199,548)	(306,762)	(139,588)	(114,492)	(1,178)	-	(60,757)	(12,566)
Net policy repayments (loans) (note 5)	(281,305)	(432,302)	(378,872)	(129,426)	-	-	(42,960)	840
Deductions for surrender charges (note 2d)	(123,182)	(127,429)	(111,321)	(162,360)	-	-	-	-
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(1,995,539)	(2,107,721)	(1,992,158)	(2,339,153)	(22,357)	(34,790)	(827,477)	(879,519)
Asset charges (note 3):
FPVUL & VEL contracts	(140,142)	(132,654)	(121,672)	(128,675)	-	-	-	-
MSP contracts	(5,805)	(5,596)	(2,609)	(2,733)	-	-	-	-
SL contracts	(17,229)	(16,675)	(12,439)	(13,529)	-	-	-	-
Adjustments to maintain reserves	35	40	29	(255)	20	110	4,838	(1,166)

Net equity transactions	(2,386,005)	(1,886,749)	(5,037,642)	(9,368,691)	371,974	(2,717,591)	4,240,132	(332,644)

Net change in contract owners’ equity	(429,559)	3,978,561	(2,112,174)	(7,890,229)	492,446	(2,576,674)	7,184,916	1,134,791
Contract owners’ equity beginning of period	44,276,761	40,298,200	47,680,834	55,571,063	1,536,847	4,113,521	40,492,090	39,357,299

Contract owners’ equity end of period	$43,847,202	44,276,761	45,568,660	47,680,834	2,029,293	1,536,847	47,677,006	40,492,090

CHANGES IN UNITS:
Beginning units	3,166,310	3,313,744	3,773,684	4,702,756	123,954	346,486	3,670,596	3,699,808

Units purchased	439,351	419,706	348,013	376,202	48,196	45,134	1,479,479	434,776
Units redeemed	(593,883)	(567,140)	(758,449)	(1,305,274)	(20,766)	(267,666)	(1,121,955)	(463,988)

Ending units	3,011,778	3,166,310	3,363,248	3,773,684	151,384	123,954	4,028,120	3,670,596

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	PVITRealRet		PVITTotRet		PioVHiYield		PVTGroInc
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,999,912	1,586,946	6,022,108	4,249,566	756,130	645,917	17,993	18,028
Realized gain (loss) on investments	(620,299)	(330,063)	(1,269,327)	(749,358)	(27,374)	(140,344)	53,316	35,631
Change in unrealized gain (loss) on investments	3,064,499	(2,320,724)	6,741,192	(291,320)	11,391	323,000	(329,857)	102,959
Reinvested capital gains	120,384	1,140,949	-	654,903	13,618	171,999	206,758	28,081

Net increase (decrease) in contract owners’ equity resulting from operations	4,564,496	77,108	11,493,973	3,863,791	753,765	1,000,572	(51,790)	184,699

Equity transactions:
Purchase payments received from contract owners (note 6)	2,971,467	3,855,829	10,036,226	11,445,348	1,169,898	1,272,832	144,799	192,407
Transfers between funds	5,652,439	10,103,605	19,558,903	33,883,799	1,707,078	711,631	(280,484)	(44,426)
Surrenders (note 6)	(1,694,488)	(2,190,978)	(4,425,966)	(13,016,934)	(183,443)	(263,529)	(11,050)	(30,875)
Death benefits (note 4)	(28,740)	(10,531)	(156,187)	(33,557)	(9,978)	(2,578)	-	-
Net policy repayments (loans) (note 5)	(372,736)	107	(1,354,201)	(26,634)	(11,848)	175	(17,511)	(21,032)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(3,348)	(8,618)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(533,350)	(535,709)	(1,723,540)	(1,589,933)	(175,606)	(161,357)	(77,473)	(83,572)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	-	-	(5,034)	(4,578)
MSP contracts	-	-	-	-	-	-	(40)	(36)
SL contracts	-	-	-	-	-	-	(349)	(307)
Adjustments to maintain reserves	5,410	11,835	3,500	30,288	(2,920)	137	(20)	20

Net equity transactions	6,000,002	11,234,158	21,938,735	30,692,377	2,493,181	1,557,311	(250,509)	(1,017)

Net change in contract owners’ equity	10,564,498	11,311,266	33,432,708	34,556,168	3,246,946	2,557,883	(302,299)	183,682
Contract owners’ equity beginning of period	43,096,183	31,784,917	124,221,767	89,665,599	13,675,160	11,117,277	1,333,714	1,150,032

Contract owners’ equity end of period	$53,660,681	43,096,183	157,654,475	124,221,767	16,922,106	13,675,160	1,031,415	1,333,714

CHANGES IN UNITS:
Beginning units	3,453,452	2,555,674	10,375,034	7,755,960	840,566	739,418	79,204	79,162

Units purchased	843,355	1,220,721	3,930,079	3,928,794	298,319	133,955	9,142	11,200
Units redeemed	(400,197)	(322,943)	(2,181,903)	(1,309,720)	(155,999)	(32,807)	(23,158)	(11,158)

Ending units	3,896,610	3,453,452	12,123,210	10,375,034	982,886	840,566	65,188	79,204

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	PVTIntlEq		PVTVoygr		RCFMicroCap		TRoeBlChip2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$71,341	12,530	-	389	666,825	(55,521)	2,508	2,764
Realized gain (loss) on investments	601,287	375,808	12,981	6,926	2,843,088	4,280,337	49,202	20,130
Change in unrealized gain (loss) on investments	(765,324)	520,130	10,030	12,151	(6,178,520)	1,284,180	200,505	75,614
Reinvested capital gains	308,832	-	-	-	4,638,864	2,562,710	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	216,136	908,468	23,011	19,466	1,970,257	8,071,706	252,215	98,508

Equity transactions:
Purchase payments received from contract owners (note 6)	276,917	220,234	93,868	108,648	3,535,598	5,413,595	428,338	211,549
Transfers between funds	654,875	2,167,875	(29,054)	(28,660)	4,897,994	2,521,755	969,998	814,033
Surrenders (note 6)	(2,705,953)	(409,962)	(11,432)	(6,539)	(3,340,590)	(5,177,630)	(28,609)	(5,819)
Death benefits (note 4)	-	(863)	-	(9,679)	(67,890)	(19,609)	-	-
Net policy repayments (loans) (note 5)	(71,912)	(212,480)	(1,374)	(1,653)	(324,950)	(14,185)	(3,256)	(3,902)
Deductions for surrender charges (note 2d)	(42,978)	(10,394)	(4,601)	(2,997)	-	-	(1,412)	(992)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(107,212)	(105,882)	(32,129)	(36,622)	(726,471)	(712,198)	(94,502)	(36,353)
Asset charges (note 3):
FPVUL & VEL contracts	(8,968)	(7,388)	(2,070)	(1,773)	-	-	(6,487)	(2,476)
MSP contracts	(287)	(220)	(8)	(7)	-	-	(686)	(251)
SL contracts	(914)	(2,321)	(169)	(154)	-	-	(1,061)	(357)
Adjustments to maintain reserves	37	38	1	(18)	1,829	15,515	55	(7)

Net equity transactions	(2,006,396)	1,638,637	13,032	20,546	3,975,520	2,027,243	1,262,379	975,425

Net change in contract owners’ equity	(1,790,260)	2,547,105	36,043	40,012	5,945,777	10,098,949	1,514,593	1,073,933
Contract owners’ equity beginning of period	4,854,301	2,307,196	399,362	359,350	48,996,850	38,897,901	1,447,892	373,959

Contract owners’ equity end of period	$3,064,041	4,854,301	435,405	399,362	54,942,627	48,996,850	2,962,485	1,447,892

CHANGES IN UNITS:
Beginning units	227,790	138,276	28,784	27,308	2,136,548	2,048,560	117,044	33,050

Units purchased	37,262	154,928	6,820	8,335	780,947	515,021	107,456	88,498
Units redeemed	(132,372)	(65,414)	(5,864)	(6,859)	(610,903)	(427,033)	(11,608)	(4,504)

Ending units	132,680	227,790	29,740	28,784	2,306,592	2,136,548	212,892	117,044

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	TRowEqInc2		TRowLtdTBd2		TRowMidCap2		TRowNwAmGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,217,141	864,340	31,808	13,800	(61,195)	(70,941)	(40,234)	(36,053)
Realized gain (loss) on investments	2,442,812	3,458,350	505	(1,565)	795,326	2,418,664	358,825	168,410
Change in unrealized gain (loss) on investments	(7,086,343)	7,085,486	9,510	5,730	(119,402)	(4,201,040)	(144,425)	86,063
Reinvested capital gains	5,888,178	2,346,470	-	-	2,917,556	2,767,140	1,393,989	140,937

Net increase (decrease) in contract owners’ equity resulting from operations	2,461,788	13,754,646	41,823	17,965	3,532,285	913,823	1,568,155	359,357

Equity transactions:
Purchase payments received from contract owners (note 6)	6,699,108	8,015,837	39,059	49,427	1,551,393	2,301,920	1,422,255	1,663,612
Transfers between funds	5,950,710	12,414,642	477,727	307,240	1,142,298	(2,433,681)	597,210	(1,364,094)
Surrenders (note 6)	(4,533,132)	(11,104,790)	(706)	(19,071)	(1,247,446)	(5,825,971)	(312,800)	(3,522,388)
Death benefits (note 4)	(348,000)	(78,939)	-	-	(7,610)	(38,052)	(2,395)	(21,928)
Net policy repayments (loans) (note 5)	(390,286)	(20,030)	939	374	-	-	-	-
Deductions for surrender charges (note 2d)	(11,317)	(1,671)	(93)	(1,701)	-	-	-	-
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(1,463,229)	(1,270,895)	(19,732)	(11,120)	(255,221)	(309,455)	(181,347)	(188,860)
Asset charges (note 3):
FPVUL & VEL contracts	(13,769)	(5,571)	(1,583)	(872)	-	-	-	-
MSP contracts	(1,406)	(189)	(90)	(25)	-	-	-	-
SL contracts	(3,475)	(1,426)	(585)	(101)	-	-	-	-
Adjustments to maintain reserves	(31)	23,259	97	(9)	480	3,236	217	1,091

Net equity transactions	5,885,173	7,970,227	495,032	324,142	1,183,894	(6,302,003)	1,523,140	(3,432,567)

Net change in contract owners’ equity	8,346,961	21,724,873	536,855	342,107	4,716,179	(5,388,180)	3,091,295	(3,073,210)
Contract owners’ equity beginning of period	90,826,099	69,101,226	543,609	201,502	22,715,392	28,103,572	11,308,565	14,381,775

Contract owners’ equity end of period	$99,173,060	90,826,099	1,080,464	543,609	27,431,571	22,715,392	14,399,860	11,308,565

CHANGES IN UNITS:
Beginning units	5,136,926	4,627,720	51,598	19,896	1,128,870	1,481,904	939,794	1,278,060

Units purchased	1,435,442	1,306,509	48,184	34,852	379,140	153,093	255,291	235,785
Units redeemed	(1,121,126)	(797,303)	(2,322)	(3,150)	(344,488)	(506,127)	(140,439)	(574,051)

Ending units	5,451,242	5,136,926	97,460	51,598	1,163,522	1,128,870	1,054,646	939,794

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	TRowPerStrBal		DrySRGro		TurnGrowth		VEWrldEMkt
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$611	-	79,177	13,295	-	-	80,751	84,938
Realized gain (loss) on investments	(153)	-	388,700	(55,407)	-	-	2,424,018	1,284,003
Change in unrealized gain (loss) on investments	(6,873)	-	673,725	1,370,321	-	-	850,067	2,758,263
Reinvested capital gains	5,564	-	-	-	-	-	3,792,797	1,453,634

Net increase (decrease) in contract owners’ equity resulting from operations	(851)	-	1,141,602	1,328,209	-	-	7,147,633	5,580,838

Equity transactions:
Purchase payments received from contract owners (note 6)	(1)	-	1,669,314	1,957,145	-	(314)	2,180,732	1,351,579
Transfers between funds	68,501	-	(919,841)	(882,076)	-	(158)	5,342,557	1,591,024
Surrenders (note 6)	-	-	(1,145,171)	(906,318)	-	-	(2,715,913)	(1,042,203)
Death benefits (note 4)	-	-	(70,515)	(79,789)	-	-	(17,254)	(8,419)
Net policy repayments (loans) (note 5)	-	-	(145,670)	(66,827)	-	45	(225,567)	(487,331)
Deductions for surrender charges (note 2d)	-	-	(42,105)	(78,414)	-	-	(67,425)	(43,711)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(1,837)	-	(948,726)	(1,052,968)	-	427	(680,487)	(611,984)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(61,327)	(59,616)	-	-	(56,895)	(44,978)
MSP contracts	-	-	(2,201)	(2,467)	-	-	(933)	(647)
SL contracts	-	-	(4,892)	(5,025)	-	-	(6,996)	(6,099)
Adjustments to maintain reserves	28	-	127	1,725	-	-	52	(345)

Net equity transactions	66,691	-	(1,671,007)	(1,174,630)	-	-	3,751,872	696,886

Net change in contract owners’ equity	65,840	-	(529,405)	153,579	-	-	10,899,505	6,277,724
Contract owners’ equity beginning of period	-	-	15,428,539	15,274,960	-	-	20,038,378	13,760,654

Contract owners’ equity end of period	$65,840	-	14,899,134	15,428,539	-	-	30,937,883	20,038,378

CHANGES IN UNITS:
Beginning units	-	-	1,291,626	1,397,018	-	-	722,392	698,520

Units purchased	6,231	-	170,624	182,190	-	49	201,896	136,935
Units redeemed	(171)	-	(304,318)	(287,582)	-	(49)	(140,816)	(113,063)

Ending units	6,060	-	1,157,932	1,291,626	-	-	783,472	722,392

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VEWrldHAs		VKUCorPlus		VKUEmMkt		VKUMCpGro
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$3,145	(4,133)	101,028	77,741	780,351	1,330,659	(10,665)	(9,401)
Realized gain (loss) on investments	2,746,926	4,562,925	(4,898)	(8,603)	(156,036)	(46,443)	123,206	779,703
Change in unrealized gain (loss) on investments	3,778,614	(1,696,211)	49,582	542	(291,052)	(428,311)	902,460	(658,265)
Reinvested capital gains	2,778,314	1,034,045	-	10,330	339,236	293,124	356,505	414,443

Net increase (decrease) in contract owners’ equity resulting from operations	9,306,999	3,896,626	145,712	80,010	672,499	1,149,029	1,371,506	526,480

Equity transactions:
Purchase payments received from contract owners (note 6)	1,842,459	1,455,729	331,884	282,476	899,552	1,126,294	514,478	625,729
Transfers between funds	5,003,434	1,215,205	935,694	676,418	506,893	(3,393,738)	2,083,000	689,264
Surrenders (note 6)	(2,075,418)	(1,683,571)	(20,459)	(100,849)	(459,758)	(564,400)	(397,963)	(225,258)
Death benefits (note 4)	(63,440)	(36,968)	(12,161)	-	(6,488)	(21,145)	(17,838)	(5,059)
Net policy repayments (loans) (note 5)	(142,453)	55,554	(10,954)	(17,816)	(89,124)	(103,345)	(118,658)	(26,087)
Deductions for surrender charges (note 2d)	(15,474)	(51,830)	(3,439)	(4,133)	(8,810)	(29,118)	(6,663)	(14,362)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(581,186)	(531,025)	(127,517)	(107,363)	(319,737)	(371,946)	(179,405)	(173,251)
Asset charges (note 3):
FPVUL & VEL contracts	(39,632)	(36,114)	(8,674)	(7,082)	(22,360)	(22,200)	(11,015)	(10,068)
MSP contracts	(1,097)	(947)	(818)	(316)	(909)	(831)	(154)	(130)
SL contracts	(6,656)	(5,760)	(2,520)	(911)	(3,833)	(3,626)	(1,350)	(1,151)
Adjustments to maintain reserves	(1,244)	(2,992)	8	15	82	101	15	(135)

Net equity transactions	3,919,293	377,281	1,081,045	720,439	495,507	(3,383,954)	1,864,446	859,492

Net change in contract owners’ equity	13,226,292	4,273,907	1,226,757	800,449	1,168,006	(2,234,925)	3,235,952	1,385,972
Contract owners’ equity beginning of period	21,140,115	16,866,208	2,203,064	1,402,615	11,057,484	13,292,409	5,953,935	4,567,963

Contract owners’ equity end of period	$34,366,407	21,140,115	3,429,821	2,203,064	12,225,490	11,057,484	9,189,887	5,953,935

CHANGES IN UNITS:
Beginning units	720,990	718,664	190,806	126,012	514,122	682,272	641,876	536,530

Units purchased	188,799	88,502	110,813	84,880	117,121	88,656	242,918	178,601
Units redeemed	(135,009)	(86,176)	(19,925)	(20,086)	(110,583)	(256,806)	(75,020)	(73,255)

Ending units	774,780	720,990	281,694	190,806	520,660	514,122	809,774	641,876

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VKUUSRE		WRGrowth		WRRealEstS		WRSciTech
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$891,057	788,090	(108)	(1,761)	753	246	(1)	-
Realized gain (loss) on investments	13,619,379	6,245,079	6,486	(74,296)	1,347	480	1	-
Change in unrealized gain (loss) on investments	(37,103,354)	14,169,666	(6,613)	829	(30,222)	4,210	(752)	-
Reinvested capital gains	7,855,595	5,346,275	5,561	-	6,902	1,120	833	-

Net increase (decrease) in contract owners’ equity resulting from operations	(14,737,323)	26,549,110	5,326	(75,228)	(21,220)	6,056	81	-

Equity transactions:
Purchase payments received from contract owners (note 6)	7,996,860	9,310,060	446	-	8,026	629	-	-
Transfers between funds	(14,575,193)	1,549,147	213,856	104,397	119,692	40,773	4,475	-
Surrenders (note 6)	(5,715,823)	(3,486,873)	(97)	-	-	(319)	-	-
Death benefits (note 4)	(94,246)	(111,497)	-	-	(13)	-	-	-
Net policy repayments (loans) (note 5)	(871,143)	(516,555)	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	(138,585)	(151,721)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(2,680,819)	(2,753,121)	(579)	(6,134)	(1,748)	(479)	-	-
Asset charges (note 3):
FPVUL & VEL contracts	(160,011)	(151,490)	-	-	-	-	-	-
MSP contracts	(7,515)	(8,360)	-	-	-	-	-	-
SL contracts	(22,906)	(19,001)	-	-	-	-	-	-
Adjustments to maintain reserves	(1,594)	9,186	50	8	(13)	54	8	-

Net equity transactions	(16,270,975)	3,669,775	213,676	98,271	125,944	40,658	4,483	-

Net change in contract owners’ equity	(31,008,298)	30,218,885	219,002	23,043	104,724	46,714	4,564	-
Contract owners’ equity beginning of period	100,644,807	70,425,922	23,043	-	46,714	-	-	-

Contract owners’ equity end of period	$69,636,509	100,644,807	242,045	23,043	151,438	46,714	4,564	-

CHANGES IN UNITS:
Beginning units	2,819,290	2,709,484	1,882	-	3,140	-	-	-

Units purchased	452,612	412,839	15,885	90,417	9,507	3,198	448	-
Units redeemed	(934,510)	(303,033)	(2,105)	(88,535)	(527)	(58)	-	-

Ending units	2,337,392	2,819,290	15,662	1,882	12,120	3,140	448	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WFVOpp
Investment activity:	2007	2006
Net investment income (loss)	$152,034	(26,293)
Realized gain (loss) on investments	1,395,702	3,018,661
Change in unrealized gain (loss) on investments	(3,753,806)	(2,833,629)
Reinvested capital gains	4,072,320	3,200,397

Net increase (decrease) in contract owners’ equity resulting from operations	1,866,250	3,359,136

Equity transactions:
Purchase payments received from contract owners (note 6)	1,651,619	3,443,916
Transfers between funds	(2,371,425)	(5,466,911)
Surrenders (note 6)	(1,259,320)	(1,514,361)
Death benefits (note 4)	(11,325)	(131,177)
Net policy repayments (loans) (note 5)	(454,366)	(173,669)
Deductions for surrender charges (note 2d)	(42,949)	(52,172)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(824,682)	(928,700)
Asset charges (note 3):
FPVUL & VEL contracts	(55,843)	(54,429)
MSP contracts	(1,246)	(1,283)
SL contracts	(12,989)	(12,740)
Adjustments to maintain reserves	2,073	62

Net equity transactions	(3,380,453)	(4,891,464)

Net change in contract owners’ equity	(1,514,203)	(1,532,328)
Contract owners’ equity beginning of period	28,527,670	30,059,998

Contract owners’ equity end of period	$27,013,467	28,527,670

CHANGES IN UNITS:
Beginning units	2,101,264	2,485,342

Units purchased	206,219	319,153
Units redeemed	(440,523)	(703,231)

Ending units	1,866,960	2,101,264

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT–4

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 and 2006

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

(b)	The Contracts

Only contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

Contract owners may invest in the following:

Portfolios of the AIM Variable Insurance Funds (AIM VIF);

AIM VIF – Basic Value Fund – Series I (AIMBValue)

AIM VIF – Capital Appreciation Fund – Series I (AIMCapAp)

AIM VIF – Capital Development Fund – Series I (AIMCapDev)

AIM VIF – International Growth Fund – Series I (AIMIntGr)

AllianceBernstein Growth and Income Fund – Class A (AlGrIncA)*

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (AllianceBernstein VPS);

AllianceBernstein VPS – Growth and Income Portfolio – Class A (AlVGrIncA)

AllianceBernstein VPS – International Value Portfolio – Class A (AlVIntlValA)

AllianceBernstein VPS – Small Mid Cap Value Portfolio – Class A (AlVSmMdCpA)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP – Income & Growth Fund – Class I (ACVPIncGr)

American Century VP – Inflation Protection Fund – Class II (ACVPInflPro2)

American Century VP – International Fund – Class I (ACVPInt)

American Century VP – International Fund – Class III (ACVPInt3)

American Century VP – Mid Cap Value Fund – Class I (ACVPMdCpV)

American Century VP – Ultra® Fund – Class I (ACVPUltra)

American Century VP – Value Fund – Class I (ACVPVal)

American Century VP – VistaSM Fund – Class I (ACVPVista1)

Portfolios of the American Funds Insurance Series® (American Funds IS);

American Funds IS – Asset Allocation Fund – Class 2 (AFAssetAlloc)*

American Funds IS – Bond Fund – Class 2 (AFBnd2)*

American Funds IS – Growth Fund – Class 2 (AFGrowth2)*

BlackRock International Index Portfolio – Class II (BRIntIndex)*

BlackRock Large Cap Core V.I. Fund – Class II (BRLrgCp)

Calvert Variable Series Inc. – Social Equity Portfolio (CalVSSocEq)

Portfolios of the Credit Suisse Trust;

Credit Suisse Trust – Global Small Cap Portfolio (CSTGlobSmCp)

Credit Suisse Trust – International Focus Portfolio (CSTIntFoc)

Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV)

Davis Variable Account Fund, Inc. – Davis Value Portfolio (DavVAFVal)*

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP – European Equity Portfolio (DryIPEuroEq)*

Dreyfus IP – Mid Cap Stock Portfolio – Initial Shares (DryIPMidCap)

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap)

Dreyfus Mid Cap Index Fund, Inc. (DryMdCpInx)*

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVApp)

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares (DryVDevLd)

Dreyfus VIF – International Value Portfolio – Initial Shares (DryVIntVal)

Portfolios of the DWS VIP Funds;

DWS Investments VIT Funds – DWS Small Cap Index VIP – Class A (DWSSm)*

DWS Variable Series II – Dreman High Return Equity VIP – Class B (DWSVHghRtrn)

DWS Variable Series II – Dreman Small Mid Cap Value VIP – Class B (DWSSmMidCp)*

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS – American Leaders Fund II – Primary Shares (FedAmLead)

Federated IS – Capital Appreciation Fund II – Primary Shares (FedCapAp)

Federated IS – Market Opportunity Fund II – Service Shares (FedMrkOp)

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity® VIP);

Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS)

Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS)

Fidelity® VIP – High Income Portfolio – Service Class (FidVIPHIS)

Fidelity® VIP – High Income Portfolio – Service Class R (FidVIPHISR)

Fidelity® VIP – Overseas Portfolio – Service Class (FidVIPOvS)

Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR)

Portfolios of the Fidelity® Variable Insurance Products Fund II (Fidelity® VIP II);

Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS)

Fidelity® VIP II – Index 500 Portfolio – Initial Class (FidVIPIdx500)*

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund III (Fidelity® VIP III);

Fidelity® VIP III – Growth & Income Portfolio – Service Class (FidVIPGrInS)*

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS)

Fidelity® VIP III – Mid Cap Portfolio – Service Class (FidVIPMCapS)

Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS)

Portfolios of the Fidelity® Variable Insurance Products Fund IV (Fidelity® VIP IV);

Fidelity® VIP IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2)

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class (FidVIPFree10S)

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class (FidVIPFree20S)

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class (FidVIPFree30S)

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP – Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3)

Franklin Templeton VIP – Foreign Securities Fund – Class 1 (FrVIPForSec)

Franklin Templeton VIP – Foreign Securities Fund – Class 2 (FrVIPForSec2)

Franklin Templeton VIP – Foreign Securities Fund – Class 3 (FrVIPForSec3)

Franklin Templeton VIP – Global Income Securities Fund – Class 2 (FrVIPGlInc2)*

Franklin Templeton VIP – Global Income Securities Fund – Class 3 (FrVIPGlInc3)

Franklin Templeton VIP – Income Securities Fund – Class 2 (FrVIPIncSec2)

Franklin Templeton VIP – Mutual Discovery Securities Fund – Class 2 (FrVIPMDSec2)*

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Franklin Templeton VIP – Rising Dividends Securities Fund – Class 1 (FrVIPRisDiv)

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 1 (FrVIPSCapV1)

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 2 (FrVIPSCapV2)

Goldman Sachs Mid Cap Value Fund – Class A (GSMdCpValA)*

Goldman Sachs Variable Insurance Trust – Mid Cap Value Fund (GSVTMdCpV)

Portfolios of the Janus Aspen Series;

Janus Aspen Series – Balanced Portfolio – Service Shares (JAspBal)

Janus Aspen Series – Forty Portfolio – Service Shares (JAspForty)

Janus Aspen Series – Global Technology Portfolio – Service Shares (JAspGlTechS)

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JAspRMgCore)

Janus Aspen Series – International Growth Portfolio – Service II Shares (JAspIntGroS2)

Janus Aspen Series – International Growth Portfolio – Service Shares (JAspIntGroS)

Portfolios of the JPMorgan Insurance Trust;

JPMorgan Insurance Trust – Balanced Portfolio 1 (JPMBal)*

JPMorgan Insurance Trust – Core Bond Portfolio 1 (JPMCBond)*

JPMorgan Insurance Trust – Diversified Equity Portfolio 1 (JPMDivEq)*

JPMorgan Insurance Trust – Diversified Mid Cap Growth Portfolio 1 (JPMMidCapGr)

JPMorgan Insurance Trust – Diversified Mid Cap Value Portfolio 1 (JPMMidCapV)

JPMorgan Insurance Trust – Equity Index Portfolio 1 (JPMEqIndx)*

JPMorgan Insurance Trust – Government Bond Portfolio 1 (JPMGvtBd)*

JPMorgan Insurance Trust – Intrepid Mid Cap Portfolio 1 (JPMMidCap)*

JPMorgan Insurance Trust – Large Cap Growth Portfolio 1 (JPMLgCapGr)*

Portfolio of the Legg Mason Partners Variable Equity Trust (Legg Mason Partners VET);

Legg Mason Partners VET – Small Cap Growth Portfolio – Class I (LMVESmCap)*

Portfolio of the Lehman Brothers Advisers Management Trust (Lehman Brothers AMT);

Lehman Brothers AMT – Short Duration Bond Portfolio – I Class

(formerly Neuberger Berman AMT – Limited Maturity Bond Portfolio – Class I) (LBTShrtDBd)

Portfolio of the Lincoln Variable Insurance Products Trust (Lincoln VIP);

Lincoln VIP – Baron Growth Opportunities Funds – Service Class

(formerly Baron Capital Funds Trust – Baron Capital Asset Fund – Insurance Shares) (LincGroOp)

Lord Abbett Series Fund, Inc. – Mid Cap Value Portfolio – Class VC (LrdMidCapV)

Portfolios of the M Fund, Inc.;

M Fund, Inc. – Brandes International Equity Fund (MFIIntl)*

M Fund, Inc. – Business Opportunity Value Fund (MFIBusOp)*

M Fund, Inc. – Frontier Capital Appreciation Fund (MFICapAp)*

M Fund, Inc. – Turner Core Growth Fund (MFICoreGro)*

Portfolios of the MFS Variable Insurance Trust (MFS VIT);

MFS VIT – Investors Growth Stock Series – Initial Class (MFSInvGrSt)

MFS VIT – Research International Series – Service Class (MFSRsrchIntl)

MFS VIT – Value Series – Initial Class (MFSValue)

MFS VIT – Value Series – Service Class (MFSValueS)*

Nationwide GVIT Strategic Value Fund – Class I (NWStratV)*

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT) (formerly Gartmore GVIT);

Nationwide VIT – American Funds Asset Allocation Fund – Class II (NVITAstAll2)

Nationwide VIT – American Funds Bond Fund – Class II (NVITBnd2)

Nationwide VIT – American Funds Global Growth Fund – Class II (NVITGlobGr2)

Nationwide VIT – American Funds Growth – Income Fund – Class II (NVITGroInc2)

Nationwide VIT – American Funds Growth Fund – Class II (NVITGrowth2)

Nationwide VIT – Federated High Income Bond Fund – Class I (NVITFHiInc)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide VIT – Federated High Income Bond Fund – Class III (NVITFHiInc3)

Nationwide VIT – Gartmore Emerging Markets Fund – Class I (NVITEmMrkts)

Nationwide VIT – Gartmore Emerging Markets Fund – Class III (NVITEmMrkts3)

Nationwide VIT – Gartmore Global Utilities Fund – Class I (NVITGlUtl)

Nationwide VIT – Gartmore International Growth Fund – Class I (NVITIntGro)

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I (NVITWLead)

Nationwide VIT – Global Financial Services Fund – Class I (NVITGlFin)

Nationwide VIT – Global Health Sciences Fund – Class I (NVITGlHlth)

Nationwide VIT – Global Health Sciences Fund – Class III (NVITGlHlth3)

Nationwide VIT – Global Technology and Communications Fund – Class I (NVITGlTech)

Nationwide VIT – Global Technology and Communications Fund – Class III (NVITGlTech3)

Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd)

Nationwide VIT – Growth Fund – Class I (NVITGrowth)

Nationwide VIT – International Index Fund – Class II (NVITIntIdx2)

Nationwide VIT – International Index Fund – Class VI (NVITIntIdx6)

Nationwide VIT – International Value Fund – Class I (NVITIntValI)

Nationwide VIT – International Value Fund – Class III (NVITIntVal3)

Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2)

Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2)

Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2)

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2)

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2)

Nationwide VIT – J.P. Morgan Balanced Fund – Class I (NVITJPBal)

Nationwide VIT – Mid Cap Growth Fund – Class I (NVITMdCpGr)

Nationwide VIT – Mid Cap Index Fund – Class I (NVITMidCap)

Nationwide VIT – Money Market Fund – Class I (NVITMyMkt)

Nationwide VIT – Money Market Fund – Class V (NVITMyMkt5)

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I

(formerly Gartmore GVIT – Small Cap Growth Fund – Class I) (NVITSmCapGr)

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I

(formerly Gartmore GVIT – Small Cap Value Fund – Class I) (NVITSmCapVal)

Nationwide VIT – Multi-Manager Small Company Fund – Class I

(formerly Gartmore GVIT – Small Company Fund – Class I) (NVITSmComp)

Nationwide VIT – Nationwide Fund – Class I (NVITNWFund)

Nationwide VIT – Nationwide Leaders Fund – Class I (NVITNWLead)

Nationwide VIT – U.S. Growth Leaders Fund – Class I (NVITUSGro)

Nationwide VIT – Van Kampen Comstock Value Fund – Class I (NVITVKVal)

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I (NVITMltSec)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBTAFasc)

Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBTAGuard)

Neuberger Berman AMT – International Portfolio – Class S (NBTAInt)

Neuberger Berman AMT – Mid Cap Growth Portfolio – I Class Shares (NBTAMCGr)

Neuberger Berman AMT – Partners Portfolio – Class I (NBTAPart)

Neuberger Berman AMT – Regency Portfolio – Class I (NBTARegI)

Neuberger Berman AMT – Regency Portfolio – Class S (NBTARegS)

Neuberger Berman AMT – Socially Responsive Portfolio Class I (NBTSocRes)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares (OppCapAp)

Oppenheimer VAF – Global Securities Fund – Class 3 (OppGlSec3)

Oppenheimer VAF – Global Securities Fund – Non-Service Shares (OppGlSec)

Oppenheimer VAF – High Income Fund – Class 3 (OppHighInc3)

Oppenheimer VAF – High Income Fund – Non-Service Shares (OppHighInc)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Oppenheimer VAF – Main Street Small Cap Fund® – Non-Service Shares (OppMStSCap)

Oppenheimer VAF – Main Street® – Non-Service Shares (OppMSt)

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares (OppMidCap)

Oppenheimer VAF – Strategic Bond Fund – Non-Service Shares (OppStrBdFnd)*

PIMCO Total Return Fund – Administrative Shares (PimTotRet)*

Portfolios of the PIMCO Variable Insurance Trust (PIMCO VIT);

PIMCO VIT – All Asset Portfolio – Administrative Shares (PVITAllAst)

PIMCO VIT – Low Duration Portfolio – Administrative Shares (PVITLowDur)

PIMCO VIT – Real Return Portfolio – Administrative Shares (PVITRealRet)

PIMCO VIT – Total Return Portfolio – Administrative Shares (PVITTotRet)

Portfolios of the Pioneer Variable Contracts Trust (Pioneer VCT);

Pioneer VCT – Pioneer Emerging Markets Portfolio – Class I Shares (PioVEmMrkt)*

Pioneer VCT – Pioneer High Yield Portfolio – Class I Shares (PioVHiYield)

Portfolios of the Putnam Variable Trust (Putnam VT);

Putnam VT – Growth and Income Fund – IB Shares (PVTGroInc)

Putnam VT – International Equity Fund – IB Shares (PVTIntlEq)

Putnam VT – OTC & Emerging Growth Fund – IB Shares (PVTOTCGr)*

Putnam VT – Small Cap Value Fund – IB Shares (PVTSmCapV)*

Putnam VT – Voyager Fund – IB Shares (PVTVoygr)

Portfolios of the Royce Captial Fund;

Royce Capital Fund – Micro Cap Portfolio (RCFMicroCap)

Royce Capital Fund – Small Cap Portfolio (RCFSmCap)*

Portfolios of T. Rowe Price;

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2)

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)

T. Rowe Price Health Sciences Portfolio – II (TRowHlthSc2)*

T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2)

T. Rowe Price Mid Cap Growth Portfolio – II (TRowMidCap2)

T. Rowe Price New America Growth Portfolio (TRowNwAmGr)

T. Rowe Price Personal Strategy Balanced Portfolio (TRowPerStrBal)

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares (DrySRGro)

Turner GVIT Growth Focus Fund – Class I (TurnGrowth)*

Portfolios of the Van Eck Worldwide Insurance Trust;

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class (VEWrldEMkt)

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class (VEWrldHAs)

Portfolios of the Van Kampen – The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I (VKUCorPlus)

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKUEmMkt)

Van Kampen UIF – Equity Growth Portfolio – Class I (VKUEqGro)*

Van Kampen UIF – Global Real Estate Portfolio – Class II (VKUGlobRE)*

Van Kampen UIF – Mid Cap Growth Portfolio – class I (VKUMCpGro)

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUUSRE)

Portfolios of the Vanguard® Variable Insurance Funds (Vanguard® VIF);

Vanguard® VIF – Balanced Portfolio (VVIFBal)*

Vanguard® VIF – Diversified Value Portfolio (VVIFDivVal)*

Vanguard® VIF – International Portfolio (VVIFIntl)*

Vanguard® VIF – Mid Cap Index Portfolio (VVIFMCpIndx)*

Vanguard® VIF – Short-Term Investment-Grade Portfolio (VVIFStTmInv)*

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the W&R Target Funds, Inc.;

W&R Target Funds, Inc. – Asset Strategy Portfolio (WRAsStrat)*

W&R Target Funds, Inc. – Growth Portfolio (WRGrowth)

W&R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS)

W&R Target Funds, Inc. – Science and Technology Portfolio (WRSciTech)

Portfolios of the Wells Fargo Advantage Variable Trust FundsSM (Wells Fargo AVT);

Wells Fargo AVT – Discovery FundSM (WFVDisc)*

Wells Fargo AVT – Opportunity FundSM (WFVOpp)

Wells Fargo AVT – Small Cap Growth Fund (WFVSmCpGr)*

At December 31, 2007, contract owners were invested in all of the above funds, except those noted with an asterisk (*). The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2007 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a First in-First out basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(f)	New Accounting Pronouncement

In September 2006, the FASB issued SFAS 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

(2)	Policy Charges

(a)	Deductions from Premium

For individual flexible premium and survivorship contracts, the Company deducts a minimum of 0.5% to a maximum of 7.5% of all premiums received to cover premium tax and sales expense. The Company may, at its sole discretion, reduce the sales loading portion of the premium load.

There are no deductions from premium on modified single premium contracts.

For the Corporate Series, the Company deducts a front-end sales load of 9.0% (5.5% starting in the seventh policy year) from each premium payment received. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners.

For the periods ended December 31, 2007 and 2006, total front-end sales charge deductions were $22,337,781 and $30,403,541, respectively.

(b)	Cost of Insurance

A cost of insurance charge is assessed monthly against each contract. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value). This charge is assessed against each contract by liquidating units.

(c)	Administrative Charges

For individual flexible premium survivorship and modified single premium contracts, the Company currently deducts a minimum monthly administration charge of $5 per policy month to a maximum of $10 per policy month to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed monthly against each contract by liquidating units.

For ProtectionSM flexible premium contracts, the Company deducts a policy expense per $1,000 of specified amount charge for the first two policy years. This charge varies with the age of the insured and will not exceed $0.30 per $1,000 of specified amount. For last survivor contracts, the Company deducts a per $1,000 of specified amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of specified amount. These charges are assessed monthly against each contract by liquidating units.

For the Corporate Series, the Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed against each contract by liquidating units. Currently, this charge is $5 per month in all policy years (guaranteed not to exceed $10 per month).

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(d)	Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium survivorship, modified single premium and corporate contracts, the charge is 100% of the initial surrender charge in the first year, and declines a specified amount each year to 0% of the initial surrender charge in the ninth year or later.

The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)	Asset Charges

(a)	Modified Single Premium Contracts (MSP)

For modified single premium contracts, the Company deducts a mortality and expense risk charge equal to an annualized rate of 0.70% of the cash surrender value of the sub-accounts. This charge is assessed monthly against each contract by liquidating units.

(b)	Flexible Premium and Variable Executive Life Contracts (SPVUL and VEL)

For Choice LifeSM contracts, the Company deducts a mortality and expense risk charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account, $0.25 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account and $0.08 per $1,000 over $250,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For Choice Life ProtectionSM contracts and Best of America® ProtectionSM contracts, the Company deducts $0.66 per $1,000 of cash surrender value attributable to the variable account during the first through fifteenth years from the Policy Date. Thereafter, this charge is $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(c)	Survivorship Life Contracts (SL)

For Choice Survivorship and Last Survivor contracts, during the first ten policy years, the Company deducts a mortality and expense risk charge of $0.55 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.55 per $1,000 on $25,001 up to $99,999 of cash surrender value attributable to the variable account; and $0.55 per $1,000 on $100,000 or more of cash surrender value attributable to the variable account. After ten years from the Policy Date, the Company deducts $0.55 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.35 per $1,000 on $25,001 up to $99,999 of cash surrender value attributable to the variable account; and $0.20 per $1,000 on $100,000 or more of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For ChoiceLifeSM Survivorship II and Next GenerationSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a mortality and expense risk charge of $0.60 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.30 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account; and $0.10 per $1,000 over $250,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.60 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account and $0.10 per $1,000 over $25,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For ProtectionSM Survivorship and ChoiceLife ProtectionSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a mortality and expense risk charge of $0.80 per $1,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.30 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(d)	Corporate Contracts

For the Corporate Series, the Company deducts from the assets of the Account, a charge to provide for mortality and expense risks. This charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the Account. Currently, this rate is 0.40% during the first through fourth policy years, 0.25% during the fifth through twentieth policy years, and 0.10% thereafter. A reduced fee tier for Corporate Series contracts applies as 0.20% for all policy years. This charge is assessed through the daily unit value calculation.

The Company may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to the Company. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by the Company.

(4)	Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5)	Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

For the periods ended December 31, 2007 and 2006, total transfers into the Account from the fixed account were $26,820,115 and $33,285,412, respectively, and total transfers from the Account to the fixed account were $52,254,217 and $48,694,028, respectively.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)	Financial Highlights

The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable universal life contracts as of the end of the periods indicated, and the contract expense rates, investment income ratio and total return for each period in the five year period ended December 31, 2007.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

The BEST of AMERICA® America’s FUTURE Life SeriesSM

AIM VIF – Basic Value Fund – Series I
2007	0.00%	315,430	$17.772480	$5,605,973	0.59%	1.54%
2006	0.00%	334,122	17.502242	5,847,884	0.42%	13.20%
2005	0.00%	300,432	15.460790	4,644,916	0.09%	5.74%
2004	0.00%	218,854	14.622048	3,200,094	0.00%	11.07%
2003	0.00%	62,247	13.164786	819,468	0.06%	33.63%

AIM VIF – Capital Appreciation Fund – Series I
2007	0.00%	101,352	17.125365	1,735,690	0.00%	12.01%
2006	0.00%	102,104	15.288632	1,561,030	0.06%	6.30%
2005	0.00%	85,976	14.382523	1,236,552	0.08%	8.84%
2004	0.00%	57,596	13.214909	761,126	0.00%	6.63%
2003	0.00%	26,916	12.393708	333,589	0.00%	23.94	% 05/01/03

AIM VIF – Capital Development Fund – Series I
2007	0.00%	192,610	21.737696	4,186,898	0.00%	10.84%
2006	0.00%	180,668	19.610981	3,543,077	0.00%	16.52%
2005	0.00%	164,886	16.830569	2,775,125	0.00%	9.60%
2004	0.00%	122,266	15.355666	1,877,476	0.00%	15.50%
2003	0.00%	33,912	13.294993	450,860	0.00%	35.36%

AllianceBernstein VPS – Growth and Income Portfolio – Class A
2007	0.00%	232,948	19.140759	4,458,802	1.44%	5.12%
2006	0.00%	241,896	18.208779	4,404,631	1.37%	17.29%
2005	0.00%	247,326	15.525074	3,839,754	1.48%	4.87%
2004	0.00%	243,956	14.804614	3,611,674	0.92%	11.46%
2003	0.00%	145,925	13.282209	1,938,206	0.51%	32.50%

AllianceBernstein VPS – Small/Mid Cap Value Portfolio – Class A
2007	0.00%	214,120	20.478040	4,384,758	0.89%	1.70%
2006	0.00%	168,136	20.134859	3,385,395	0.45%	14.42%
2005	0.00%	198,030	17.597332	3,484,800	0.74%	6.91%
2004	0.00%	181,154	16.459431	2,981,692	0.13%	19.30%
2003	0.00%	28,635	13.796395	395,060	0.13%	37.96	% 05/01/03

American Century VP – Income & Growth Fund – Class I
2007	0.00%	1,143,260	17.695903	20,231,018	1.91%	-0.07%
2006	0.00%	1,305,236	17.707797	23,112,854	1.85%	17.09%
2005	0.00%	1,496,010	15.123633	22,625,106	1.94%	4.63%
2004	0.00%	1,546,166	14.454301	22,348,749	1.37%	12.99%
2003	0.00%	1,520,999	12.792293	19,457,065	1.28%	29.35%

American Century VP – Inflation Protection Fund – Class II
2007	0.00%	555,690	12.340997	6,857,769	4.55%	9.49%
2006	0.00%	555,240	11.270913	6,258,062	3.48%	1.59%
2005	0.00%	535,932	11.094803	5,946,060	4.48%	1.56%
2004	0.00%	457,932	10.924094	5,002,492	3.35%	5.81%
2003	0.00%	108,990	10.324182	1,125,233	1.85%	3.24	% 04/30/03

American Century VP – International Fund – Class I
2007	0.00%	846,898	21.858923	18,512,278	0.70%	18.06%
2006	0.00%	1,069,366	18.515660	19,800,017	1.58%	25.03%
2005	0.00%	1,314,688	14.809535	19,469,918	1.25%	13.25%
2004	0.00%	1,713,168	13.076396	22,402,063	0.56%	14.92%
2003	0.00%	1,660,633	11.378318	18,895,210	0.73%	24.51%

American Century VP – International Fund – Class III
2007	0.00%	702,238	17.230511	12,099,920	0.60%	18.06%
2006	0.00%	548,782	14.595156	8,009,559	1.38%	25.03%
2005	0.00%	366,150	11.673757	4,274,346	0.00%	16.74	% 05/02/05

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

American Century VP – Mid Cap Value Fund – Class I
2007	0.00%	172,152	$13.306496	$2,290,740	0.74%	-2.31%
2006	0.00%	88,992	13.620466	1,212,113	0.96%	20.30%
2005	0.00%	57,178	11.322176	647,379	1.24%	13.22	% 05/02/05

American Century VP – Ultra® Fund – Class I
2007	0.00%	263,464	13.288079	3,500,930	0.00%	21.02%
2006	0.00%	257,010	10.980437	2,822,082	0.00%	-3.28%
2005	0.00%	263,874	11.352287	2,995,573	0.00%	2.17%
2004	0.00%	229,742	11.111676	2,552,819	0.00%	10.68%
2003	0.00%	208,689	10.039885	2,095,214	0.00%	24.90%

American Century VP – Value Fund – Class I
2007	0.00%	2,211,696	21.097489	46,661,232	1.58%	-5.14%
2006	0.00%	2,442,604	22.240206	54,324,016	1.41%	18.65%
2005	0.00%	2,800,196	18.743947	52,486,725	0.83%	5.03%
2004	0.00%	2,668,438	17.845717	47,620,189	0.97%	14.33%
2003	0.00%	2,467,117	15.608555	38,508,131	1.04%	28.96%

American Century VP – VistaSM Fund – Class I
2007	0.00%	227,012	17.466180	3,965,032	0.00%	39.77%
2006	0.00%	13,662	12.496264	170,724	0.00%	9.01%
2005	0.00%	7,434	11.463606	85,220	0.00%	14.64	% 05/02/05

Credit Suisse Trust – Global Small Cap Portfolio
2007	0.00%	38,516	14.592824	562,057	0.00%	-3.96%
2006	0.00%	46,476	15.193949	706,154	0.00%	13.20%
2005	0.00%	48,980	13.421675	657,394	0.00%	16.14%
2004	0.00%	54,638	11.556117	631,403	0.00%	17.99%
2003	0.00%	58,125	9.794203	569,288	0.00%	47.66%

Credit Suisse Trust – International Focus Portfolio
2007	0.00%	116,860	18.501094	2,162,038	1.09%	16.60%
2006	0.00%	121,824	15.867715	1,933,069	1.01%	18.65%
2005	0.00%	132,046	13.373190	1,765,876	0.88%	17.44%
2004	0.00%	141,708	11.387391	1,613,684	0.99%	14.74%
2003	0.00%	152,971	9.924331	1,518,135	0.49%	33.09%

Credit Suisse Trust – Large Cap Value Portfolio
2007	0.00%	87,284	18.440646	1,609,573	1.30%	1.79%
2006	0.00%	96,894	18.117019	1,755,430	0.89%	19.35%
2005	0.00%	117,378	15.179777	1,781,772	0.73%	8.14%
2004	0.00%	114,260	14.036771	1,603,841	0.58%	11.34%
2003	0.00%	114,258	12.606777	1,440,425	0.76%	25.16%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2007	0.00%	618,466	15.709599	9,715,853	0.38%	-0.65%
2006	0.00%	707,480	15.813075	11,187,434	0.38%	14.41%
2005	0.00%	581,680	13.821296	8,039,571	0.00%	7.23%
2004	0.00%	589,810	12.889095	7,602,117	0.57%	21.88%
2003	0.00%	440,723	10.574853	4,660,581	0.27%	37.78%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	0.00%	9,395,826	17.287487	162,430,220	1.72%	5.26%
2006	0.00%	10,489,244	16.424348	172,278,994	1.64%	15.50%
2005	0.00%	12,914,370	14.220511	183,648,941	1.63%	4.69%
2004	0.00%	13,432,296	13.583304	182,454,960	1.82%	10.64%
2003	0.00%	12,939,837	12.277012	158,862,534	1.54%	28.36%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2007	0.00%	1,088,634	18.055279	19,655,591	1.56%	7.13%
2006	0.00%	1,210,752	16.853206	20,405,053	1.53%	16.48%
2005	0.00%	1,326,026	14.469157	19,186,478	0.02%	4.38%
2004	0.00%	1,281,098	13.862320	17,758,990	1.67%	5.05%
2003	0.00%	1,185,642	13.196450	15,646,265	1.18%	21.17%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares
2007	0.00%	46,856	$14.026060	$657,205	0.76%	-11.06%
2006	0.00%	52,662	15.770049	830,482	0.40%	3.77%
2005	0.00%	58,416	15.197076	887,752	0.00%	5.80%
2004	0.00%	63,226	14.363942	908,175	0.28%	11.34%
2003	0.00%	15,972	12.900917	206,053	0.11%	29.01	% 05/01/03

Federated IS – American Leaders Fund II – Primary Shares
2007	0.00%	18,632	15.327257	285,577	1.51%	-9.66%
2006	0.00%	21,354	16.967010	362,314	1.46%	16.81%
2005	0.00%	21,684	14.525597	314,973	1.48%	5.02%
2004	0.00%	22,444	13.830995	310,423	1.17%	9.78%
2003	0.00%	12,199	12.598945	153,695	0.00%	25.99	% 05/01/03

Federated IS – Capital Appreciation Fund II – Primary Shares
2007	0.00%	30,528	16.845591	514,262	0.72%	9.88%
2006	0.00%	27,898	15.330912	427,702	0.75%	16.21%
2005	0.00%	26,192	13.192087	345,527	1.04%	1.91%
2004	0.00%	28,136	12.944293	364,201	0.42%	7.39%
2003	0.00%	8,379	12.052976	100,992	0.00%	20.53	% 05/01/03

Federated IS – Market Opportunity Fund II – Service Shares
2007	0.00%	4,512	10.240958	46,207	1.07%	-1.48%
2006	0.00%	3,964	10.395256	41,207	0.00%	3.95	% 05/01/06

Federated IS – Quality Bond Fund II – Primary Shares
2007	0.00%	1,451,108	15.516026	22,515,429	5.83%	5.38%
2006	0.00%	1,685,612	14.723396	24,817,933	5.17%	4.15%
2005	0.00%	2,483,218	14.136175	35,103,204	3.55%	1.30%
2004	0.00%	2,361,192	13.955112	32,950,699	3.92%	3.62%
2003	0.00%	2,262,363	13.467590	30,468,577	3.30%	4.65%

Fidelity® VIP – Equity-Income Portfolio – Service Class
2007	0.00%	3,474,112	18.889723	65,625,013	1.67%	1.42%
2006	0.00%	3,666,100	18.625658	68,283,525	3.15%	20.08%
2005	0.00%	3,799,536	15.511120	58,935,059	1.56%	5.76%
2004	0.00%	3,986,154	14.666699	58,463,721	1.39%	11.38%
2003	0.00%	3,691,492	13.167905	48,609,216	1.66%	30.22%

Fidelity® VIP – Growth Portfolio – Service Class
2007	0.00%	3,775,216	19.173877	72,385,527	0.62%	26.87%
2006	0.00%	3,992,818	15.113032	60,343,586	0.28%	6.73%
2005	0.00%	4,330,880	14.159785	61,324,330	0.41%	5.67%
2004	0.00%	4,602,660	13.399667	61,674,111	0.16%	3.26%
2003	0.00%	4,622,588	12.976175	59,983,511	0.18%	32.78%

Fidelity® VIP – High Income Portfolio – Service Class
2007	0.00%	877,636	11.868272	10,416,023	8.58%	2.66%
2006	0.00%	1,194,886	11.561165	13,814,274	7.58%	11.18%
2005	0.00%	1,308,856	10.398866	13,610,618	14.70%	2.52%
2004	0.00%	1,366,190	10.142968	13,857,221	8.03%	9.47%
2003	0.00%	1,549,745	9.265750	14,359,550	6.36%	26.97%

Fidelity® VIP – High Income Portfolio – Service Class R
2007	0.00%	231,578	9.885500	2,289,264	10.69%	-1.15	% 05/01/07

Fidelity® VIP – Overseas Portfolio – Service Class
2007	0.00%	761,402	21.746938	16,558,162	3.19%	17.21%
2006	0.00%	963,186	18.554369	17,871,308	0.84%	17.95%
2005	0.00%	1,411,140	15.731142	22,198,844	0.56%	18.97%
2004	0.00%	1,749,970	13.222678	23,139,290	0.98%	13.49%
2003	0.00%	1,414,346	11.651219	16,478,855	0.63%	43.20%

Fidelity® VIP – Overseas Portfolio – Service Class R
2007	0.00%	1,080,792	17.283296	18,679,648	3.16%	17.23%
2006	0.00%	985,990	14.743687	14,537,128	0.62%	17.95%
2005	0.00%	579,174	12.499996	7,239,673	0.00%	25.00	% 05/02/05

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Fidelity® VIP II – Contrafund® Portfolio – Service Class
2007	0.00%	4,524,124	$27.094222	$122,577,620	0.89%	17.51%
2006	0.00%	4,668,602	23.057410	107,645,870	1.12%	11.59%
2005	0.00%	4,501,900	20.662750	93,021,634	0.19%	16.85%
2004	0.00%	4,151,040	17.683622	73,405,422	0.24%	15.34%
2003	0.00%	3,745,714	15.331836	57,428,673	0.30%	28.35%

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2007	0.00%	969,956	11.826500	11,471,185	3.80%	4.21%
2006	0.00%	855,338	11.348586	9,706,877	3.34%	4.30%
2005	0.00%	649,570	10.880732	7,067,797	2.69%	2.08%
2004	0.00%	352,046	10.659014	3,752,463	1.68%	4.32%
2003	0.00%	67,767	10.217718	692,424	0.00%	2.18	% 05/01/03

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class
2007	0.00%	876,024	14.053200	12,310,940	0.00%	23.04%
2006	0.00%	1,014,378	11.421365	11,585,581	0.69%	5.30%
2005	0.00%	1,129,706	10.846338	12,253,173	0.84%	8.86%
2004	0.00%	1,211,402	9.963454	12,069,748	0.48%	7.06%
2003	0.00%	1,245,460	9.306474	11,590,841	0.59%	29.66%

Fidelity® VIP III – Mid Cap Portfolio – Service Class
2007	0.00%	1,090,690	27.011367	29,461,028	0.72%	15.49%
2006	0.00%	1,042,192	23.389128	24,375,962	0.23%	12.59%
2005	0.00%	868,756	20.773676	18,047,256	0.00%	18.20%
2004	0.00%	431,128	17.574515	7,576,866	0.00%	24.77%
2003	0.00%	99,682	14.085331	1,404,054	0.00%	40.85	% 05/01/03

Fidelity® VIP III – Value Strategies Portfolio – Service Class
2007	0.00%	495,906	16.996302	8,428,568	0.83%	5.60%
2006	0.00%	494,372	16.095011	7,956,923	0.49%	16.20%
2005	0.00%	510,536	13.851491	7,071,685	0.00%	2.55%
2004	0.00%	337,180	13.506506	4,554,124	0.00%	13.99%
2003	0.00%	284,603	11.849148	3,372,303	0.00%	57.79%

Fidelity® VIP IV – Energy Portfolio – Service Class 2
2007	0.00%	621,068	22.953063	14,255,413	0.12%	45.64%
2006	0.00%	488,940	15.759845	7,705,619	0.75%	16.62%
2005	0.00%	243,526	13.514321	3,291,089	0.64%	35.14	% 05/02/05

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class
2007	0.00%	121,944	12.888793	1,571,711	3.28%	8.65%
2006	0.00%	56,804	11.863160	673,875	2.70%	9.78%
2005	0.00%	15,242	10.806063	164,706	0.47%	8.06	% 05/02/05

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class
2007	0.00%	222,540	13.695591	3,047,817	2.67%	10.17%
2006	0.00%	109,012	12.431698	1,355,204	2.11%	11.81%
2005	0.00%	52,700	11.118664	585,954	1.32%	11.19	% 05/02/05

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class
2007	0.00%	136,304	14.256765	1,943,254	2.62%	11.21%
2006	0.00%	54,734	12.819894	701,684	2.16%	13.15%
2005	0.00%	23,432	11.329788	265,480	1.38%	13.30	% 05/02/05

Franklin Templeton VIP – Developing Markets Securities Fund – Class 3
2007	0.00%	364,400	21.120230	7,696,212	2.19%	28.70%
2006	0.00%	310,222	16.410826	5,090,999	1.29%	28.17%
2005	0.00%	159,292	12.804274	2,039,618	0.06%	28.04	% 05/02/05

Franklin Templeton VIP – Foreign Securities Fund – Class 1
2007	0.00%	131,776	24.554735	3,235,725	2.08%	15.79%
2006	0.00%	174,552	21.206570	3,701,649	1.39%	21.70%
2005	0.00%	228,680	17.425708	3,984,911	1.53%	10.48%
2004	0.00%	261,568	15.773327	4,125,798	1.08%	18.87%
2003	0.00%	92,411	13.269107	1,226,211	0.42%	32.69%

Franklin Templeton VIP – Foreign Securities Fund – Class 3
2007	0.00%	462,356	15.828965	7,318,617	2.11%	15.45%
2006	0.00%	424,646	13.711150	5,822,385	1.34%	21.46%
2005	0.00%	237,992	11.288544	2,686,583	0.34%	12.89	% 05/02/05

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Franklin Templeton VIP – Global Income Securities Fund – Class 3
2007	0.00%	280,836	$12.380292	$3,476,832	2.62%	11.03%
2006	0.00%	138,640	11.150160	1,545,858	2.84%	12.84%
2005	0.00%	53,324	9.881172	526,904	1.81%	-1.19	% 05/02/05

Franklin Templeton VIP – Income Securities Fund – Class 2
2007	0.00%	416,188	11.637657	4,843,453	3.54%	3.76%
2006	0.00%	117,590	11.216304	1,318,925	0.07%	12.16	% 05/01/06

Franklin Templeton VIP – Rising Dividends Securities Fund – Class 1
2007	0.00%	910,630	16.266644	14,812,894	2.49%	-2.41%
2006	0.00%	943,340	16.669002	15,724,536	1.23%	17.43%
2005	0.00%	840,480	14.195085	11,930,685	1.01%	3.68%
2004	0.00%	635,954	13.690957	8,706,819	0.70%	11.25%
2003	0.00%	220,019	12.306508	2,707,666	0.48%	23.07	% 05/01/03

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 1
2007	0.00%	545,164	20.738061	11,305,644	0.89%	-2.14%
2006	0.00%	484,062	21.190555	10,257,542	0.82%	17.30%
2005	0.00%	398,540	18.064784	7,199,539	0.92%	8.99%
2004	0.00%	237,384	16.575156	3,934,677	0.23%	24.09%
2003	0.00%	47,449	13.357313	633,791	0.00%	33.57	% 05/01/03

Gartmore GVIT – Small Cap Growth Fund: Class I – Intial Funding by Depositor
2006	0.00%	807,056	17.366191	14,015,489	0.00%	3.21%
2005	0.00%	925,228	16.826475	15,568,326	0.00%	8.09%
2004	0.00%	936,378	15.567128	14,576,716	0.00%	13.42%
2003	0.00%	890,100	13.725736	12,217,278	0.00%	34.26%

Janus Aspen Series – Balanced Portfolio – Service Shares
2007	0.00%	103,442	16.221536	1,677,988	2.47%	10.29%
2006	0.00%	116,884	14.708447	1,719,182	1.99%	10.41%
2005	0.00%	93,760	13.321108	1,248,987	2.04%	7.66%
2004	0.00%	90,538	12.373264	1,120,251	2.45%	8.29%
2003	0.00%	60,397	11.425728	690,080	2.34%	13.72%

Janus Aspen Series – Forty Portfolio – Service Shares
2007	0.00%	2,924,576	12.883520	37,678,833	0.19%	36.63%
2006	0.00%	2,885,418	9.429195	27,207,169	0.14%	9.12%
2005	0.00%	3,170,060	8.641403	27,393,766	0.01%	12.56%
2004	0.00%	3,379,686	7.677436	25,947,323	0.02%	17.97%
2003	0.00%	3,484,342	6.508092	22,676,418	0.25%	20.23%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2007	0.00%	2,554,744	5.255324	13,426,007	0.34%	21.70%
2006	0.00%	2,894,560	4.318333	12,499,674	0.00%	7.83%
2005	0.00%	3,135,014	4.004823	12,555,176	0.00%	11.55%
2004	0.00%	3,258,384	3.590186	11,698,205	0.00%	0.57%
2003	0.00%	3,237,773	3.569969	11,558,749	0.00%	46.47%

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares
2007	0.00%	26,988	18.842190	508,513	0.49%	6.13%
2006	0.00%	30,204	17.753498	536,227	0.11%	10.77%
2005	0.00%	31,826	16.027544	510,093	1.33%	10.91%
2004	0.00%	23,542	14.450740	340,199	2.52%	17.46%
2003	0.00%	3,278	12.302260	40,327	0.30%	23.02	% 05/01/03

Janus Aspen Series – International Growth Portfolio – Service II Shares
2007	0.00%	1,653,148	14.893765	24,621,598	0.49%	28.07%
2006	0.00%	754,850	11.629148	8,778,262	1.78%	16.29	% 05/01/06

Janus Aspen Series – International Growth Portfolio – Service Shares
2007	0.00%	2,005,464	18.599320	37,300,267	0.44%	28.02%
2006	0.00%	2,503,690	14.528655	36,375,248	1.89%	46.63%
2005	0.00%	2,831,486	9.908475	28,055,708	1.05%	31.94%
2004	0.00%	3,009,298	7.509901	22,599,530	0.85%	18.69%
2003	0.00%	3,013,609	6.327527	19,068,692	1.02%	34.53%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Lehman Brothers AMT Short Duration Bond Portfolio – I Class
2007	0.00%	757,962	$11.273070	$8,544,559	2.69%	4.77%
2006	0.00%	903,048	10.759706	9,716,531	3.07%	4.20%
2005	0.00%	748,972	10.325859	7,733,779	3.97%	1.44%
2004	0.00%	335,648	10.178954	3,416,546	4.28%	0.78%
2003	0.00%	116,918	10.100257	1,180,902	12.48%	1.00	% 05/01/03

MFS VIT – Investors Growth Stock Series – Initial Class
2007	0.00%	289,412	15.850552	4,587,340	0.33%	11.36%
2006	0.00%	314,824	14.233850	4,481,158	0.00%	7.58%
2005	0.00%	291,396	13.231476	3,855,599	0.34%	4.49%
2004	0.00%	214,290	12.663111	2,713,578	0.00%	9.18%
2003	0.00%	38,925	11.597867	451,447	0.00%	15.98	% 05/01/03

MFS VIT – Value Series – Initial Class
2007	0.00%	348,380	19.812092	6,902,137	0.87%	7.91%
2006	0.00%	200,260	18.360218	3,676,817	0.97%	20.84%
2005	0.00%	118,172	15.193770	1,795,478	0.73%	6.66%
2004	0.00%	72,218	14.245099	1,028,753	0.45%	15.18%
2003	0.00%	21,683	12.367820	268,171	0.00%	23.68	% 05/01/03

Nationwide GVIT Strategic Value Fund – Class I
2003	0.00%	99,848	10.495857	1,047,990	0.04%	38.81%

Nationwide VIT – American Funds Asset Allocation Fund – Class II
2007	0.00%	340,142	11.205324	3,811,401	2.43%	6.14%
2006	0.00%	166,024	10.556998	1,752,715	3.37%	5.57	% 05/01/06

Nationwide VIT – American Funds Bond Fund – Class II
2007	0.00%	223,108	10.853118	2,421,417	8.46%	2.98%
2006	0.00%	70,612	10.538858	744,170	0.90%	5.39	% 05/01/06

Nationwide VIT – American Funds Global Growth Fund – Class II
2007	0.00%	451,322	12.399481	5,596,159	2.98%	14.36%
2006	0.00%	150,826	10.842096	1,635,270	0.23%	8.42	% 05/01/06

Nationwide VIT – American Funds Growth – Income Fund – Class II
2007	0.00%	94,768	9.892316	937,475	2.46%	-1.08	% 05/01/07

Nationwide VIT – American Funds Growth Fund – Class II
2007	0.00%	610,966	11.597638	7,085,762	0.75%	11.90%
2006	0.00%	168,526	10.364424	1,746,675	1.12%	3.64	% 05/01/06

Nationwide VIT – Federated High Income Bond Fund – Class I
2007	0.00%	650,262	16.935434	11,012,469	7.29%	3.13%
2006	0.00%	882,542	16.420739	14,491,992	7.41%	10.60%
2005	0.00%	1,047,212	14.846585	15,547,522	6.92%	2.38%
2004	0.00%	1,351,330	14.501407	19,596,186	7.58%	10.10%
2003	0.00%	1,164,352	13.171585	15,336,361	7.99%	22.27%

Nationwide VIT – Federated High Income Bond Fund – Class III
2007	0.00%	1,316,814	12.027193	15,837,576	7.98%	3.17%
2006	0.00%	701,700	11.657910	8,180,355	7.85%	10.60%
2005	0.00%	429,384	10.540776	4,526,041	6.02%	5.41	% 05/02/05

Nationwide VIT – Gartmore Emerging Markets Fund – Class I
2007	0.00%	204,784	36.889137	7,554,305	0.71%	45.58%
2006	0.00%	270,924	25.339713	6,865,136	0.71%	36.72%
2005	0.00%	369,062	18.534273	6,840,296	0.60%	32.64%
2004	0.00%	466,980	13.973799	6,525,485	1.04%	20.74%
2003	0.00%	343,512	11.573140	3,975,512	0.61%	65.26%

Nationwide VIT – Gartmore Emerging Markets Fund – Class III
2007	0.00%	938,196	26.524857	24,885,515	0.72%	45.55%
2006	0.00%	714,108	18.224168	13,014,024	0.72%	36.64%
2005	0.00%	462,520	13.336908	6,168,587	0.20%	33.37	% 05/02/05

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Gartmore Global Utilities Fund – Class I
2007	0.00%	177,796	$24.676248	$4,387,338	2.57%	20.43%
2006	0.00%	178,132	20.489395	3,649,817	2.84%	37.56%
2005	0.00%	118,088	14.894755	1,758,892	2.09%	6.39%
2004	0.00%	134,138	14.000446	1,877,992	1.64%	29.97%
2003	0.00%	50,633	10.772327	545,435	1.02%	24.05%

Nationwide VIT – Gartmore International Growth Fund – Class I
2007	0.00%	522,056	17.076402	8,914,838	0.38%	27.15%
2006	0.00%	554,752	13.430598	7,450,651	0.84%	32.96%
2005	0.00%	203,318	10.100861	2,053,687	1.10%	30.21%
2004	0.00%	125,904	7.757434	976,692	0.85%	14.19%
2003	0.00%	195,693	6.793220	1,329,386	0.00%	35.62%

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I
2007	0.00%	250,388	22.048358	5,520,644	0.41%	19.90%
2006	0.00%	249,376	18.389109	4,585,802	0.85%	25.88%
2005	0.00%	262,448	14.608344	3,833,931	1.11%	19.34%
2004	0.00%	281,954	12.241206	3,451,457	0.00%	15.67%
2003	0.00%	280,311	10.583316	2,966,620	0.00%	36.06%

Nationwide VIT – Global Financial Services Fund – Class I
2007	0.00%	93,918	19.621675	1,842,828	3.45%	-1.05%
2006	0.00%	113,986	19.830405	2,260,389	1.89%	20.32%
2005	0.00%	105,354	16.481268	1,736,368	2.00%	11.15%
2004	0.00%	121,742	14.827817	1,805,168	1.37%	20.99%
2003	0.00%	137,222	12.255125	1,681,673	1.08%	41.45%

Nationwide VIT – Global Health Sciences Fund – Class I
2007	0.00%	101,446	15.497697	1,572,179	0.07%	13.16%
2006	0.00%	124,614	13.695316	1,706,628	0.00%	2.71%
2005	0.00%	194,488	13.334230	2,593,348	0.00%	8.44%
2004	0.00%	256,666	12.296466	3,156,085	0.00%	7.86%
2003	0.00%	170,154	11.400451	1,939,832	0.00%	36.69%

Nationwide VIT – Global Health Sciences Fund – Class III
2007	0.00%	210,752	12.491648	2,632,640	0.07%	13.23%
2006	0.00%	212,658	11.032385	2,346,125	0.00%	2.70%
2005	0.00%	128,282	10.742057	1,378,013	0.00%	7.42	% 05/02/05

Nationwide VIT – Global Technology and Communications Fund – Class I
2007	0.00%	400,856	4.241547	1,700,250	0.00%	20.09%
2006	0.00%	515,480	3.531877	1,820,612	0.00%	11.17%
2005	0.00%	740,614	3.177040	2,352,960	0.00%	-0.52%
2004	0.00%	1,025,772	3.193545	3,275,849	0.00%	4.31%
2003	0.00%	1,041,511	3.061527	3,188,614	0.00%	55.23%

Nationwide VIT – Global Technology and Communications Fund – Class III
2007	0.00%	249,550	16.444438	4,103,710	0.00%	20.19%
2006	0.00%	136,014	13.682536	1,861,016	0.00%	11.08%
2005	0.00%	89,142	12.317458	1,098,003	0.00%	23.17	% 05/02/05

Nationwide VIT – Government Bond Fund – Class I
2007	0.00%	2,247,294	17.159530	38,562,509	4.48%	7.16%
2006	0.00%	2,428,156	16.013288	38,882,761	3.95%	3.34%
2005	0.00%	3,195,842	15.495567	49,521,384	3.71%	3.26%
2004	0.00%	3,187,198	15.005858	47,826,641	5.38%	3.26%
2003	0.00%	3,340,824	14.531815	48,548,236	3.25%	2.00%

Nationwide VIT – Growth Fund – Class I
2007	0.00%	1,726,074	9.897441	17,083,716	0.18%	19.54%
2006	0.00%	1,876,832	8.279324	15,538,900	0.05%	6.17%
2005	0.00%	1,986,938	7.798327	15,494,792	0.08%	6.50%
2004	0.00%	2,009,968	7.322345	14,717,679	0.34%	8.16%
2003	0.00%	2,002,653	6.770126	13,558,213	0.02%	32.74%

Nationwide VIT – International Index Fund – Class VI
2007	0.00%	53,368	12.017667	641,359	1.67%	9.50%
2006	0.00%	20,334	10.975279	223,171	1.50%	9.75	% 05/01/06

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – International Value Fund – Class I
2007	0.00%	93,770	$23.734976	$2,225,629	2.02%	2.92%
2006	0.00%	134,862	23.062454	3,110,249	2.07%	22.67%
2005	0.00%	175,520	18.800450	3,299,855	1.31%	12.09%
2004	0.00%	281,276	16.772215	4,717,622	1.91%	20.29%
2003	0.00%	23,901	13.838062	330,744	0.00%	38.38	% 05/01/03

Nationwide VIT – International Value Fund – Class III
2007	0.00%	665,320	14.468946	9,626,479	2.15%	2.93%
2006	0.00%	575,980	14.056822	8,096,448	2.01%	22.75%
2005	0.00%	402,348	11.451970	4,607,677	0.95%	14.52	% 05/02/05

Nationwide VIT – Investor Destinations Aggressive Fund – Class II
2007	0.00%	1,376,510	16.743624	23,047,766	2.03%	5.96%
2006	0.00%	1,105,550	15.802084	17,469,994	2.11%	16.87%
2005	0.00%	1,044,556	13.521320	14,123,776	2.02%	7.93%
2004	0.00%	937,068	12.527746	11,739,350	1.85%	14.03%
2003	0.00%	539,178	10.986753	5,923,816	1.57%	31.87%

Nationwide VIT – Investor Destinations Conservative Fund – Class II
2007	0.00%	621,536	13.117367	8,152,916	3.54%	5.38%
2006	0.00%	628,508	12.447546	7,823,382	3.23%	6.16%
2005	0.00%	706,430	11.724859	8,282,792	2.49%	3.31%
2004	0.00%	593,680	11.349571	6,738,013	2.49%	4.65%
2003	0.00%	430,237	10.845040	4,665,937	2.59%	7.91%

Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	0.00%	3,877,166	14.896957	57,757,975	2.71%	5.66%
2006	0.00%	3,554,252	14.099052	50,111,584	2.47%	11.35%
2005	0.00%	3,150,642	12.661618	39,892,225	2.39%	5.34%
2004	0.00%	2,369,740	12.019313	28,482,647	2.21%	9.54%
2003	0.00%	1,419,724	10.972970	15,578,589	2.05%	20.05%

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2007	0.00%	4,655,618	16.055259	74,747,153	2.31%	6.15%
2006	0.00%	4,071,170	15.125018	61,576,520	2.25%	14.54%
2005	0.00%	3,665,284	13.204972	48,399,973	2.19%	7.07%
2004	0.00%	2,664,904	12.332826	32,865,797	2.01%	12.09%
2003	0.00%	1,386,608	11.002361	15,255,962	1.61%	26.64%

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2007	0.00%	1,091,298	14.088774	15,375,051	3.18%	5.86%
2006	0.00%	1,022,586	13.308971	13,609,567	2.84%	8.42%
2005	0.00%	996,854	12.275099	12,236,482	2.78%	4.49%
2004	0.00%	934,806	11.748118	10,982,211	2.38%	7.16%
2003	0.00%	794,151	10.963279	8,706,499	2.33%	13.70%

Nationwide VIT – J.P. Morgan Balanced Fund – Class I
2007	0.00%	856,726	14.194595	12,160,879	2.16%	4.63%
2006	0.00%	919,452	13.567085	12,474,283	2.25%	12.25%
2005	0.00%	1,170,652	12.086643	14,149,253	1.98%	2.54%
2004	0.00%	1,256,734	11.786975	14,813,092	1.94%	8.49%
2003	0.00%	1,222,571	10.864458	13,282,571	1.76%	18.41%

Nationwide VIT – Mid Cap Growth Fund – Class I
2007	0.00%	898,950	16.713321	15,024,440	0.00%	9.01%
2006	0.00%	961,292	15.331247	14,737,805	0.00%	9.91%
2005	0.00%	989,192	13.949172	13,798,409	0.00%	9.74%
2004	0.00%	1,022,504	12.710961	12,997,008	0.00%	15.34%
2003	0.00%	1,048,110	11.020618	11,550,820	0.00%	40.13%

Nationwide VIT – Mid Cap Index Fund – Class I
2007	0.00%	1,320,468	26.643107	35,181,370	1.35%	7.56%
2006	0.00%	1,451,458	24.770554	35,953,419	1.14%	9.89%
2005	0.00%	1,705,870	22.541352	38,452,616	1.04%	12.10%
2004	0.00%	1,662,184	20.108596	33,424,187	0.56%	15.73%
2003	0.00%	1,562,296	17.375180	27,145,174	0.50%	34.65%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Money Market Fund – Class I
2007	0.00%	8,018,358	$13.999702	$112,254,623	4.65%	4.79%
2006	0.00%	7,870,664	13.359424	105,147,538	4.43%	4.53%
2005	0.00%	8,487,334	12.780436	108,471,829	2.61%	2.67%
2004	0.00%	9,274,680	12.448310	115,454,092	0.80%	0.81%
2003	0.00%	10,900,245	12.348118	134,597,511	0.63%	0.63%

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I
2007	0.00%	711,702	19.059414	13,564,623	0.00%	9.75%

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I
2007	0.00%	1,454,620	26.664377	38,786,536	1.13%	-6.89%
2006	0.00%	1,678,046	28.638579	48,056,853	0.43%	17.29%
2005	0.00%	1,914,388	24.416176	46,742,034	0.07%	3.07%
2004	0.00%	2,111,792	23.688343	50,024,853	0.00%	17.30%
2003	0.00%	2,161,994	20.194975	43,661,415	0.00%	56.85%

Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	0.00%	1,568,836	26.356127	41,348,441	0.09%	2.13%
2006	0.00%	1,691,018	25.805828	43,638,120	0.10%	12.04%
2005	0.00%	1,752,846	23.033016	40,373,330	0.00%	12.32%
2004	0.00%	1,765,320	20.507271	36,201,896	0.00%	19.02%
2003	0.00%	1,696,669	17.229813	29,233,290	0.00%	41.01%

Nationwide VIT – Nationwide Fund – Class I
2007	0.00%	2,766,768	16.648158	46,061,591	1.03%	8.18%
2006	0.00%	2,948,242	15.389126	45,370,868	1.09%	13.63%
2005	0.00%	3,161,412	13.543467	42,816,479	1.00%	7.44%
2004	0.00%	3,312,776	12.605461	41,759,069	1.30%	9.75%
2003	0.00%	3,352,137	11.485510	38,501,003	0.59%	27.51%

Nationwide VIT – Nationwide Leaders Fund – Class I
2007	0.00%	89,306	17.979434	1,605,671	1.24%	11.56%
2006	0.00%	85,138	16.116355	1,372,114	0.70%	16.05%
2005	0.00%	40,072	13.887943	556,518	1.29%	10.31%
2004	0.00%	24,720	12.589767	311,219	0.48%	18.79%
2003	0.00%	21,594	10.598061	228,855	0.15%	25.38%

Nationwide VIT – U.S. Growth Leaders Fund – Class I
2007	0.00%	231,876	19.237188	4,460,642	0.00%	22.49%
2006	0.00%	250,268	15.705651	3,930,622	0.27%	-0.29%
2005	0.00%	279,900	15.751023	4,408,711	0.00%	11.96%
2004	0.00%	184,294	14.068165	2,592,678	0.00%	12.41%
2003	0.00%	242,970	12.515174	3,040,812	0.00%	52.14%

Nationwide VIT – Van Kampen Comstock Value Fund – Class I
2007	0.00%	883,520	14.630092	12,925,979	1.74%	-2.22%
2006	0.00%	875,334	14.961750	13,096,528	1.73%	15.91%
2005	0.00%	825,902	12.908610	10,661,247	1.61%	4.25%
2004	0.00%	665,190	12.382749	8,236,881	1.39%	17.50%
2003	0.00%	432,461	10.538646	4,557,553	1.34%	31.43%

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I
2007	0.00%	697,366	16.461000	11,479,342	4.18%	4.62%
2006	0.00%	657,636	15.733416	10,346,861	4.07%	4.84%
2005	0.00%	636,228	15.007380	9,548,115	3.99%	2.18%
2004	0.00%	588,866	14.687199	8,648,792	4.55%	6.53%
2003	0.00%	589,360	13.786437	8,125,175	5.42%	12.12%

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2007	0.00%	70,284	15.339463	1,078,119	0.00%	0.52%
2006	0.00%	54,558	15.260818	832,600	0.00%	5.25%
2005	0.00%	69,514	14.499238	1,007,900	0.00%	2.90%
2004	0.00%	57,292	14.091031	807,303	0.00%	11.88%
2003	0.00%	26,989	12.595173	339,931	0.00%	25.06%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2007	0.00%	434,652	$22.326685	$9,704,338	0.26%	7.39%
2006	0.00%	477,638	20.790721	9,930,438	0.70%	13.38%
2005	0.00%	509,104	18.337744	9,335,819	0.15%	8.39%
2004	0.00%	572,382	16.918157	9,683,649	0.12%	15.81%
2003	0.00%	601,395	14.608014	8,785,187	0.89%	31.76%

Neuberger Berman AMT – International Portfolio – Class S
2007	0.00%	280,340	14.972222	4,197,313	1.87%	3.21%
2006	0.00%	140,884	14.506093	2,043,676	0.29%	23.45%
2005	0.00%	53,950	11.750261	633,927	0.26%	17.50	% 05/02/05

Neuberger Berman AMT – Mid-Cap Growth Portfolio – I Class Shares
2007	0.00%	1,375,816	25.147074	34,597,747	0.00%	22.53%
2006	0.00%	1,474,382	20.523539	30,259,536	0.00%	14.69%
2005	0.00%	1,544,990	17.894121	27,646,238	0.00%	13.74%
2004	0.00%	1,604,468	15.732356	25,242,062	0.00%	16.31%
2003	0.00%	1,575,959	13.526477	21,317,173	0.00%	28.07%

Neuberger Berman AMT – Partners Portfolio – Class I
2007	0.00%	902,352	19.337705	17,449,417	0.62%	9.34%
2006	0.00%	967,144	17.686426	17,105,321	0.68%	12.24%
2005	0.00%	1,054,060	15.757590	16,609,445	0.98%	18.04%
2004	0.00%	902,952	13.348803	12,053,328	0.01%	18.98%
2003	0.00%	883,657	11.219837	9,914,488	0.00%	35.09%

Neuberger Berman AMT – Regency Portfolio – Class S
2007	0.00%	94,148	13.332382	1,255,217	0.47%	3.05%
2006	0.00%	62,360	12.937253	806,767	0.48%	10.94%
2005	0.00%	23,100	11.661977	269,392	0.00%	16.62	% 05/02/05

Neuberger Berman AMT – Socially Responsive Portfolio Class I
2007	0.00%	254,068	18.328379	4,656,655	0.09%	7.61%
2006	0.00%	160,134	17.031699	2,727,354	0.16%	13.70%
2005	0.00%	104,292	14.979202	1,562,211	0.00%	6.86%
2004	0.00%	42,274	14.018027	592,598	0.00%	13.28%
2003	0.00%	10,340	12.374746	127,955	0.00%	23.75	% 05/01/03

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2007	0.00%	2,560,294	20.320760	52,027,120	0.22%	14.15%
2006	0.00%	2,846,436	17.801944	50,672,094	0.38%	7.95%
2005	0.00%	2,994,184	16.491164	49,377,579	0.91%	5.10%
2004	0.00%	3,086,788	15.691176	48,435,334	0.31%	6.94%
2003	0.00%	2,916,468	14.673413	42,794,539	0.38%	30.94%

Oppenheimer VAF – Global Securities Fund – Class 3
2007	0.00%	1,378,496	15.092302	20,804,678	1.24%	6.34%
2006	0.00%	1,194,348	14.192798	16,951,140	0.84%	17.69%
2005	0.00%	723,136	12.059670	8,720,782	0.00%	20.60	% 05/02/05

Oppenheimer VAF – Global Securities Fund – Non-Service Shares
2007	0.00%	1,244,300	16.025167	19,940,115	1.33%	6.32%
2006	0.00%	1,579,632	15.072696	23,809,313	1.07%	17.69%
2005	0.00%	2,017,894	12.806945	25,843,057	1.00%	14.31%
2004	0.00%	2,460,964	11.203969	27,572,564	1.15%	19.16%
2003	0.00%	1,978,401	9.402230	18,601,381	0.73%	43.02%

Oppenheimer VAF – High Income Fund – Class 3
2007	0.00%	97,144	9.661022	938,510	0.00%	-3.39	% 05/01/07

Oppenheimer VAF – High Income Fund – Non-Service Shares
2007	0.00%	197,334	13.627157	2,689,101	7.57%	-0.10%
2006	0.00%	324,172	13.641009	4,422,033	6.62%	9.42%
2005	0.00%	304,496	12.466334	3,795,949	6.30%	2.31%
2004	0.00%	260,866	12.184423	3,178,502	4.03%	8.97%
2003	0.00%	137,738	11.181817	1,540,161	0.00%	11.82	% 05/01/03

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Oppenheimer VAF – Main Street Small Cap Fund® – Non-Service Shares
2007	0.00%	264,706	$20.683895	$5,475,151	0.29%	-1.21%
2006	0.00%	215,614	20.937110	4,514,334	0.13%	15.00%
2005	0.00%	146,346	18.206560	2,664,457	0.00%	9.92%
2004	0.00%	111,964	16.563464	1,854,512	0.00%	19.42%
2003	0.00%	81,527	13.869971	1,130,777	0.00%	38.70	% 05/01/03

Oppenheimer VAF – Main Street® – Non-Service Shares
2007	0.00%	2,359,688	14.973285	35,332,281	1.00%	4.42%
2006	0.00%	2,564,464	14.338943	36,771,703	1.10%	15.02%
2005	0.00%	2,675,742	12.465965	33,355,706	1.37%	5.98%
2004	0.00%	2,802,124	11.763032	32,961,474	0.83%	9.46%
2003	0.00%	2,733,213	10.746526	29,372,545	0.90%	26.72%

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares
2007	0.00%	1,618,182	16.811588	27,204,209	0.00%	6.33%
2006	0.00%	1,834,314	15.810416	29,001,267	0.00%	2.96%
2005	0.00%	2,021,976	15.356470	31,050,414	0.00%	12.33%
2004	0.00%	2,473,214	13.671269	33,811,974	0.00%	19.78%
2003	0.00%	2,289,693	11.413972	26,134,492	0.00%	25.59%

Putnam VT – Growth and Income Fund – IB Shares
2007	0.00%	65,188	15.822165	1,031,415	1.43%	-6.04%
2006	0.00%	79,204	16.838971	1,333,714	1.47%	15.91%
2005	0.00%	79,162	14.527575	1,150,032	1.49%	5.23%
2004	0.00%	69,826	13.805820	964,005	1.11%	11.11%
2003	0.00%	21,892	12.425216	272,013	0.00%	24.25	% 05/01/03

Putnam VT – International Equity Fund – IB Shares
2007	0.00%	132,680	23.093467	3,064,041	2.23%	8.37%
2006	0.00%	227,790	21.310423	4,854,301	0.36%	27.72%
2005	0.00%	138,276	16.685441	2,307,196	1.32%	12.20%
2004	0.00%	107,542	14.871493	1,599,310	1.30%	16.19%
2003	0.00%	58,343	12.798803	746,721	0.00%	27.99	% 05/01/03

Putnam VT – Voyager Fund – IB Shares
2007	0.00%	29,740	14.640393	435,405	0.00%	5.52%
2006	0.00%	28,784	13.874456	399,362	0.11%	5.44%
2005	0.00%	27,308	13.159164	359,350	0.59%	5.69%
2004	0.00%	26,864	12.450430	334,468	0.20%	5.03%
2003	0.00%	11,366	11.853879	134,731	0.00%	18.54	% 05/01/03

T. Rowe Price Blue Chip Growth Portfolio – II
2007	0.00%	212,892	13.915435	2,962,485	0.11%	12.49%
2006	0.00%	117,044	12.370493	1,447,892	0.34%	9.33%
2005	0.00%	33,050	11.314946	373,959	0.16%	13.15	% 05/02/05

T. Rowe Price Equity Income Portfolio – II
2007	0.00%	342,686	18.422059	6,312,982	1.51%	3.03%
2006	0.00%	232,318	17.880327	4,153,922	1.35%	18.65%
2005	0.00%	69,938	15.070153	1,053,976	1.39%	3.69%

T. Rowe Price Limited Term Bond Portfolio – Class II
2007	0.00%	97,460	11.086232	1,080,464	4.06%	5.23%
2006	0.00%	51,598	10.535464	543,609	3.73%	4.03%
2005	0.00%	19,896	10.127763	201,502	2.09%	1.28	% 05/02/05

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares
2007	0.00%	990,572	13.444500	13,317,745	0.54%	7.79%
2006	0.00%	1,115,238	12.473391	13,910,800	0.11%	9.20%
2005	0.00%	1,203,742	11.422458	13,749,692	0.00%	3.62%
2004	0.00%	1,320,272	11.023895	14,554,540	0.40%	6.21%
2003	0.00%	1,330,170	10.379305	13,806,240	0.11%	26.00%

Turner GVIT Growth Focus Fund – Class I
2003	0.00%	215,089	3.336873	717,725	0.00%	50.96%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class
2007	0.00%	517,190	$35.963363	$18,599,892	0.40%	37.61%
2006	0.00%	565,466	26.133423	14,777,562	0.56%	39.49%
2005	0.00%	573,050	18.734825	10,735,991	0.71%	32.00%
2004	0.00%	535,204	14.193509	7,596,423	0.53%	25.89%
2003	0.00%	596,383	11.274461	6,723,897	0.11%	54.19%

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class
2007	0.00%	416,768	39.972562	16,659,285	0.11%	45.36%
2006	0.00%	487,264	27.499610	13,399,570	0.06%	24.49%
2005	0.00%	509,766	22.089482	11,260,467	0.31%	51.67%
2004	0.00%	392,894	14.564221	5,722,195	0.31%	24.23%
2003	0.00%	345,678	11.747435	4,060,830	0.41%	45.08%

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I
2007	0.00%	281,694	12.175696	3,429,821	3.71%	5.45%
2006	0.00%	190,806	11.546094	2,203,064	4.06%	3.73%
2005	0.00%	126,012	11.130805	1,402,615	3.73%	4.21%
2004	0.00%	50,918	10.680729	543,841	3.92%	4.37%
2003	0.00%	12,470	10.233765	127,615	0.05%	2.34	% 05/01/03

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2007	0.00%	244,604	23.144388	5,661,210	7.13%	6.53%
2006	0.00%	296,826	21.725302	6,448,634	10.28%	10.81%
2005	0.00%	306,254	19.606425	6,004,546	7.14%	12.25%
2004	0.00%	310,368	17.466655	5,421,091	7.52%	10.06%
2003	0.00%	310,596	15.869838	4,929,108	0.00%	27.86%

Van Kampen UIF – Mid Cap Growth Portfolio – class I
2007	0.00%	283,210	11.486951	3,253,219	0.00%	22.67%
2006	0.00%	282,660	9.364438	2,646,952	0.00%	9.27%
2005	0.00%	300,668	8.569610	2,576,607	0.00%	17.57%
2004	0.00%	328,124	7.289089	2,391,725	0.00%	21.60%
2003	0.00%	308,361	5.994500	1,848,470	0.00%	41.76%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2007	0.00%	1,115,184	29.952335	33,402,365	1.11%	-17.07%
2006	0.00%	1,384,756	36.117848	50,014,407	1.07%	38.04%
2005	0.00%	1,409,392	26.163932	36,875,236	1.19%	17.05%
2004	0.00%	1,415,482	22.352530	31,639,604	1.61%	36.39%
2003	0.00%	1,225,582	16.388129	20,084,996	0.00%	37.51%

Wells Fargo AVT – Opportunity FundSM
2007	0.00%	1,129,684	14.553953	16,441,368	0.61%	6.63%
2006	0.00%	1,303,766	13.648563	17,794,532	0.00%	12.22%
2005	0.00%	1,428,994	12.162469	17,380,095	0.00%	7.88%
2004	0.00%	1,509,654	11.273634	17,019,287	0.00%	18.22%
2003	0.00%	1,535,336	9.536128	14,641,161	0.08%	37.01%

The BEST of AMERICA® America’s FUTURE Life SeriesSM
Reduced Fee Tier (0.10%)

AIM VIF – Basic Value Fund – Series I
2007	0.10%	14,780	17.678080	261,282	0.59%	1.44%
2006	0.10%	1,258	17.426798	21,923	0.42%	13.09%
2005	0.10%	174	15.409499	2,681	0.09%	5.63%
2004	0.10%	27,138	14.588087	395,892	0.00%	10.96%
2003	0.10%	173	13.147350	2,274	0.06%	33.49%

AIM VIF – Capital Appreciation Fund – Series I
2003	0.10%	1,045	13.277382	13,875	0.00%	35.22%

AIM VIF – Capital Development Fund – Series I
2007	0.10%	113,300	21.622263	2,449,802	0.00%	10.73%
2006	0.10%	100,288	19.526450	1,958,269	0.00%	16.40%
2005	0.10%	29,388	16.774744	492,976	0.00%	9.50%
2004	0.10%	12,220	15.320003	187,210	0.00%	15.38%

AIM VIF – International Growth Fund – Series I
2007	0.10%	183,632	20.636261	3,789,478	0.53%	14.60%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

AllianceBernstein VPS – Growth and Income Portfolio – Class A
2007	0.10%	63,136	$19.039121	$1,202,054	1.44%	5.01%
2006	0.10%	3,554	18.130310	64,435	1.37%	17.17%
2005	0.10%	84,426	15.473584	1,306,373	1.48%	4.76%
2004	0.10%	13,180	14.770235	194,672	0.92%	11.35%
2003	0.10%	8,268	13.264628	109,672	0.51%	32.37%

American Century VP – Income & Growth Fund – Class I
2007	0.10%	113,024	13.505398	1,526,434	1.91%	-0.17%
2006	0.10%	23,772	13.528072	321,589	1.85%	16.97%
2005	0.10%	27,068	11.565387	313,052	1.94%	4.53%
2004	0.10%	39,010	11.064552	431,628	1.37%	12.88%
2003	0.10%	44,282	9.802103	434,057	1.28%	29.22%

American Century VP – International Fund – Class I
2007	0.10%	655,660	17.801907	11,671,998	0.70%	17.94%
2006	0.10%	620,316	15.094317	9,363,246	1.58%	24.90%
2005	0.10%	645,460	12.085047	7,800,414	1.25%	13.14%
2004	0.10%	881,348	10.681395	9,414,026	0.56%	14.81%
2003	0.10%	860,133	9.303615	8,002,346	0.73%	24.39%

American Century VP – Ultra® Fund – Class I
2007	0.10%	72,634	13.212973	959,711	0.00%	20.89%
2006	0.10%	28,308	10.929351	309,388	0.00%	-3.37%
2005	0.10%	28,300	11.310747	320,094	0.00%	2.06%
2004	0.10%	9,976	11.082064	110,555	0.00%	10.56%
2003	0.10%	865	10.023142	8,670	0.00%	24.77%

American Century VP – Value Fund – Class I
2007	0.10%	146,596	20.716530	3,036,960	1.58%	-5.23%
2006	0.10%	62,962	21.860590	1,376,386	1.41%	18.53%
2005	0.10%	71,456	18.442377	1,317,818	0.83%	4.93%
2004	0.10%	59,642	17.576102	1,048,274	0.97%	14.22%
2003	0.10%	68,891	15.388111	1,060,102	1.04%	28.83%

American Century VP – VistaSM Fund – Class I
2007	0.10%	29,042	17.419741	505,904	0.00%	39.63%

BlackRock Large Cap Core V.I. Fund – Class II
2007	0.10%	16,026	14.333835	229,714	1.23%	8.02%

Calvert Variable Series Inc. – Social Equity Portfolio
2007	0.10%	3,460	16.964928	58,699	0.00%	9.88%
2006	0.10%	1,026	15.439612	15,841	0.00%	9.95%
2005	0.10%	1,026	14.042800	14,408	0.06%	4.44%
2004	0.10%	1,026	13.445930	13,796	0.08%	7.05%
2003	0.10%	1,026	12.560357	12,887	0.01%	22.05%

Credit Suisse Trust – Large Cap Value Portfolio
2003	0.10%	9,715	11.248621	109,280	0.76%	25.04%

Dreyfus IP – Mid Cap Stock Portfolio – Initial Shares
2007	0.10%	27,786	17.871247	496,570	0.45%	1.40%
2006	0.10%	2,040	17.625316	35,956	0.37%	7.64%
2005	0.10%	2,806	16.374088	45,946	0.02%	9.06%
2004	0.10%	2,784	15.013547	41,798	0.43%	14.36%
2003	0.10%	98,265	13.128294	1,290,052	1.02%	31.59%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2007	0.10%	227,178	15.620822	3,548,707	0.38%	-0.75%
2006	0.10%	28,070	15.739536	441,809	0.38%	14.30%
2005	0.10%	37,378	13.770744	514,723	0.00%	7.13%
2004	0.10%	219,642	12.854754	2,823,444	0.57%	21.76%
2003	0.10%	220,855	10.557229	2,331,617	0.27%	37.64%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	0.10%	715,466	12.675284	9,068,735	1.72%	5.15%
2006	0.10%	363,900	12.054530	4,386,643	1.64%	15.38%
2005	0.10%	426,152	10.447448	4,452,201	1.63%	4.59%
2004	0.10%	1,151,618	9.989249	11,503,799	1.82%	10.53%
2003	0.10%	1,165,447	9.037627	10,532,875	1.54%	28.23%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2007	0.10%	108,528	$13.238181	$1,436,713	1.56%	7.02%
2006	0.10%	41,554	12.369250	513,992	1.53%	16.36%
2005	0.10%	49,014	10.630084	521,023	0.02%	4.27%
2004	0.10%	44,950	10.194416	458,239	1.67%	4.94%
2003	0.10%	55,181	9.714448	536,053	1.18%	21.05%

Dreyfus VIF – International Value Portfolio – Initial Shares
2007	0.10%	105,712	21.954680	2,320,873	1.57%	4.05%
2006	0.10%	70,076	21.100318	1,478,626	1.25%	22.47%
2005	0.10%	71,656	17.228282	1,234,510	0.00%	11.78%
2004	0.10%	69,786	15.412931	1,075,607	1.23%	19.90%
2003	0.10%	64,009	12.854570	822,808	2.67%	36.22%

Federated IS – Quality Bond Fund II – Primary Shares
2007	0.10%	412,398	15.382206	6,343,591	5.83%	5.28%
2006	0.10%	380,302	14.611096	5,556,629	5.17%	4.05%
2005	0.10%	394,406	14.042347	5,538,386	3.55%	1.20%
2004	0.10%	720,724	13.876320	10,000,997	3.92%	3.52%
2003	0.10%	711,865	13.404948	9,542,513	3.30%	4.54%

Fidelity® VIP – Equity-Income Portfolio – Service Class
2007	0.10%	291,212	16.426769	4,783,672	1.67%	1.32%
2006	0.10%	114,862	16.213431	1,862,307	3.15%	19.96%
2005	0.10%	129,586	13.515730	1,751,449	1.56%	5.65%
2004	0.10%	300,426	12.792683	3,843,255	1.39%	11.27%
2003	0.10%	318,394	11.496883	3,660,539	1.66%	30.09%

Fidelity® VIP – Growth Portfolio – Service Class
2007	0.10%	1,087,228	12.476360	13,564,648	0.62%	26.74%
2006	0.10%	963,760	9.843867	9,487,125	0.28%	6.63%
2005	0.10%	1,048,788	9.232178	9,682,598	0.41%	5.57%
2004	0.10%	1,103,628	8.745297	9,651,555	0.16%	3.16%
2003	0.10%	1,108,591	8.477377	9,397,944	0.18%	32.65%

Fidelity® VIP – High Income Portfolio – Service Class
2007	0.10%	759,028	11.722369	8,897,606	8.58%	2.55%
2006	0.10%	628,630	11.430519	7,185,567	7.58%	11.07%
2005	0.10%	653,958	10.291612	6,730,282	14.70%	2.42%
2004	0.10%	668,456	10.048366	6,716,891	8.03%	9.36%
2003	0.10%	674,902	9.188481	6,201,324	6.36%	26.84%

Fidelity® VIP – Overseas Portfolio – Service Class
2007	0.10%	223,530	18.521287	4,140,063	3.19%	17.09%
2006	0.10%	106,768	15.818147	1,688,872	0.84%	17.83%
2005	0.10%	116,010	13.424644	1,557,393	0.56%	18.85%
2004	0.10%	127,656	11.295209	1,441,901	0.98%	13.37%
2003	0.10%	100,484	9.962776	1,001,100	0.63%	43.06%

Fidelity® VIP II – Contrafund® Portfolio – Service Class
2007	0.10%	503,350	19.513053	9,821,895	0.89%	17.39%
2006	0.10%	155,940	16.622464	2,592,107	1.12%	11.48%
2005	0.10%	216,460	14.910969	3,227,628	0.19%	16.73%
2004	0.10%	194,978	12.773836	2,490,617	0.24%	15.22%
2003	0.10%	200,777	11.086093	2,225,832	0.30%	28.22%

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2007	0.10%	72,344	11.771423	851,592	3.80%	4.11%

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class
2007	0.10%	87,966	11.337986	997,357	0.00%	22.92%
2006	0.10%	18,424	9.223917	169,941	0.69%	5.20%
2005	0.10%	18,822	8.768269	165,036	0.84%	8.75%
2004	0.10%	19,294	8.062568	155,559	0.48%	6.95%
2003	0.10%	17,795	7.538466	134,147	0.59%	29.53%

Fidelity® VIP III – Mid Cap Portfolio – Service Class
2007	0.10%	41,774	26.885640	1,123,121	0.72%	15.37%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® VIP III – Value Strategies Portfolio – Service Class
2007	0.10%	45,242	$16.900270	$764,602	0.83%	5.49%
2006	0.10%	4,096	16.020178	65,619	0.49%	16.08%
2005	0.10%	6,844	13.800839	94,453	0.00%	2.45%
2004	0.10%	9,532	13.470536	128,401	0.00%	13.87%
2003	0.10%	9,280	11.829409	109,777	0.00%	57.63%

Franklin Templeton VIP – Foreign Securities Fund – Class 2
2007	0.10%	205,828	22.842250	4,701,575	1.86%	15.34%
2006	0.10%	8,186	19.804108	162,116	1.24%	21.32%
2005	0.10%	25,200	16.323349	411,348	1.12%	10.06%
2004	0.10%	202,324	14.831493	3,000,767	1.11%	18.41%
2003	0.10%	172,783	12.525565	2,164,205	1.96%	32.08%

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 2
2007	0.10%	14,194	12.950462	183,819	0.63%	-2.48%

Gartmore GVIT – Small Cap Growth Fund: Class I – Intial Funding by Depositor
2006	0.10%	82,090	17.233732	1,414,717	0.00%	3.10%
2005	0.10%	123,464	16.714800	2,063,676	0.00%	7.98%
2004	0.10%	70,962	15.479228	1,098,437	0.00%	13.30%
2003	0.10%	81,334	13.661888	1,111,176	0.00%	34.13%

Goldman Sachs VIT Mid Cap Value Fund
2007	0.10%	160,214	21.505877	3,445,543	0.81%	3.10%
2006	0.10%	29,454	20.859259	614,389	0.98%	16.05%
2005	0.10%	75,394	17.974716	1,355,186	0.60%	12.71%
2004	0.10%	117,114	15.947340	1,867,657	0.74%	25.76%
2003	0.10%	855	12.680880	10,842	1.72%	28.26%

Janus Aspen Series – Balanced Portfolio – Service Shares
2007	0.10%	71,356	16.135395	1,151,357	2.47%	10.18%
2006	0.10%	8,030	14.645065	117,600	1.99%	10.30%
2005	0.10%	10,914	13.276935	144,904	2.04%	7.55%
2004	0.10%	11,560	12.344530	142,703	2.45%	8.18%
2003	0.10%	8,186	11.410593	93,407	2.34%	13.61%

Janus Aspen Series – Forty Portfolio – Service Shares
2007	0.10%	400,482	12.781740	5,118,857	0.19%	36.50%
2006	0.10%	124,964	9.364110	1,170,177	0.14%	9.01%
2005	0.10%	217,972	8.590325	1,872,450	0.01%	12.44%
2004	0.10%	112,522	7.639669	859,631	0.02%	17.85%
2003	0.10%	178,232	6.482555	1,155,399	0.25%	20.11%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2007	0.10%	297,474	5.213806	1,550,972	0.34%	21.58%
2006	0.10%	179,882	4.288525	771,428	0.00%	7.72%
2005	0.10%	158,528	3.981148	631,123	0.00%	11.44%
2004	0.10%	151,606	3.572518	541,615	0.00%	0.47%
2003	0.10%	272,134	3.555943	967,693	0.00%	46.33%

Janus Aspen Series – International Growth Portfolio – Service Shares
2007	0.10%	392,780	18.452535	7,247,787	0.44%	27.89%
2006	0.10%	206,152	14.428484	2,974,461	1.89%	46.48%
2005	0.10%	177,088	9.849961	1,744,310	1.05%	31.81%
2004	0.10%	150,980	7.472984	1,128,271	0.85%	18.57%
2003	0.10%	176,234	6.302712	1,110,752	1.02%	34.40%

JPMorgan Insurance Trust – Diversified Mid Cap Growth Portfolio 1
2007	0.10%	50,026	20.833315	1,042,207	0.00%	17.12%
2006	0.10%	35,396	17.787877	629,620	0.00%	11.28%
2005	0.10%	24,994	15.985073	399,531	0.00%	10.98%
2004	0.10%	2,456	14.403351	35,375	0.00%	12.51%

JPMorgan Insurance Trust – Diversified Mid Cap Value Portfolio 1
2007	0.10%	4,412	19.569601	86,341	1.87%	0.82%
2006	0.10%	5,886	19.411280	114,255	1.18%	16.60%
2005	0.10%	5,916	16.647145	98,485	0.60%	9.64%
2004	0.10%	5,950	15.182812	90,338	0.58%	15.28%
2003	0.10%	5,997	13.170159	78,981	0.57%	32.62%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Lincoln VIP – Baron Growth Opportunies Funds – Service Class
2007	0.10%	129,912	$19.476896	$2,530,283	0.00%	3.32%
2006	0.10%	80,920	18.851618	1,525,473	0.00%	15.41%
2005	0.10%	97,836	16.334885	1,598,140	0.00%	3.26%
2004	0.10%	128,444	15.819001	2,031,856	0.00%	25.51%
2003	0.10%	13,790	12.603456	173,802	0.00%	29.88%

Lord Abbett Series Fund, Inc. – Mid-Cap Value Portfolio – Class VC
2007	0.10%	46,312	12.709507	588,603	0.59%	0.48%

Nationwide GVIT Strategic Value Fund – Class I
2003	0.10%	6,148	10.638965	65,408	0.04%	38.67%

Nationwide VIT – Federated High Income Bond Fund – Class I
2007	0.10%	47,480	15.315998	727,204	7.29%	3.03%
2006	0.10%	9,510	14.865456	141,370	7.41%	10.49%
2005	0.10%	25,760	13.453811	346,570	6.92%	2.28%
2004	0.10%	95,632	13.154128	1,257,956	7.58%	9.99%
2003	0.10%	22,729	11.959792	271,834	7.99%	22.15%

Nationwide VIT – Gartmore Emerging Markets Fund – Class I
2007	0.10%	146,372	36.622841	5,360,558	0.71%	45.43%
2006	0.10%	48,516	25.182064	1,221,733	0.71%	36.58%
2005	0.10%	51,076	18.437333	941,705	0.60%	32.50%
2004	0.10%	70,226	13.914559	977,164	1.04%	20.62%
2003	0.10%	47,949	11.535602	553,121	0.61%	65.10%

Nationwide VIT – Gartmore Global Utilities Fund – Class I
2007	0.10%	44,916	24.536865	1,102,098	2.57%	20.31%
2006	0.10%	11,378	20.394132	232,044	2.84%	37.42%
2005	0.10%	16,528	14.840284	245,280	2.09%	6.28%
2004	0.10%	13,192	13.963148	184,202	1.64%	29.84%
2003	0.10%	1,184	10.754365	12,733	1.02%	23.93%

Nationwide VIT – Gartmore International Growth Fund – Class I
2007	0.10%	180,062	16.953079	3,052,605	0.38%	27.02%
2006	0.10%	109,564	13.347009	1,462,352	0.84%	32.83%
2005	0.10%	96,242	10.048006	967,040	1.10%	30.08%
2004	0.10%	50,722	7.724537	391,804	0.85%	14.08%
2003	0.10%	40,966	6.771174	277,388	0.00%	35.49%

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I
2007	0.10%	109,004	17.774048	1,937,442	0.41%	19.78%
2006	0.10%	64,922	14.839096	963,384	0.85%	25.76%
2005	0.10%	79,212	11.799959	934,698	1.11%	19.22%
2004	0.10%	120,048	9.897753	1,188,205	0.00%	15.55%
2003	0.10%	11,041	8.565807	94,575	0.00%	35.92%

Nationwide VIT – Global Financial Services Fund – Class I
2007	0.10%	104,978	19.510815	2,048,206	3.45%	-1.15%
2006	0.10%	98,040	19.738206	1,935,134	1.89%	20.20%
2005	0.10%	69,072	16.420998	1,134,231	2.00%	11.04%
2004	0.10%	5,676	14.788326	83,939	1.37%	20.87%
2003	0.10%	4,317	12.234704	52,817	1.08%	41.31%

Nationwide VIT – Global Health Sciences Fund – Class l
2007	0.10%	52,696	15.410067	812,049	0.07%	13.05%
2006	0.10%	13,596	13.631572	185,335	0.00%	2.61%
2005	0.10%	20,710	13.285419	275,141	0.00%	8.33%
2004	0.10%	49,544	12.263680	607,592	0.00%	7.75%
2003	0.10%	8,967	11.381435	102,057	0.00%	36.56%

Nationwide VIT – Global Technology and Communications Fund – Class I
2007	0.10%	257,506	4.210915	1,084,336	0.00%	19.97%
2006	0.10%	101,564	3.509892	356,479	0.00%	11.06%
2005	0.10%	125,958	3.160408	398,079	0.00%	-0.62%
2004	0.10%	675,570	3.180008	2,148,318	0.00%	4.21%
2003	0.10%	111,866	3.051579	341,368	0.00%	55.08%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Government Bond Fund – Class I
2007	0.10%	160,904	$15.831585	$2,547,365	4.48%	7.05%
2006	0.10%	78,218	14.788907	1,156,759	3.95%	3.24%
2005	0.10%	100,704	14.325057	1,442,591	3.71%	3.16%
2004	0.10%	68,418	13.886189	950,065	5.38%	3.16%
2003	0.10%	112,900	13.460973	1,519,744	3.25%	1.90%

Nationwide VIT – Growth Fund – Class I
2007	0.10%	226,134	7.476755	1,690,749	0.18%	19.42%
2006	0.10%	51,726	6.260681	323,840	0.05%	6.06%
2005	0.10%	59,854	5.902844	353,309	0.08%	6.39%
2004	0.10%	47,844	5.548096	265,443	0.34%	8.05%
2003	0.10%	27,011	5.134813	138,696	0.02%	32.61%

Nationwide VIT – Investor Destinations Aggressive Fund – Class II
2007	0.10%	211,970	16.644647	3,528,166	2.03%	5.85%
2006	0.10%	23,050	15.724474	362,449	2.11%	16.75%
2005	0.10%	24,154	13.468331	325,314	2.02%	7.82%
2004	0.10%	24,186	12.491088	302,109	1.85%	13.91%
2003	0.10%	23,514	10.965564	257,844	1.57%	31.74%

Nationwide VIT – Investor Destinations Conservative Fund – Class II
2007	0.10%	35,914	13.039806	468,312	3.54%	5.28%
2006	0.10%	26,518	12.386397	328,462	3.23%	6.06%
2005	0.10%	29,088	11.678890	339,716	2.49%	3.20%
2004	0.10%	21,194	11.316349	239,839	2.49%	4.55%
2003	0.10%	13,104	10.824110	141,839	2.59%	7.80%

Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	0.10%	117,560	14.808865	1,740,930	2.71%	5.55%
2006	0.10%	1,864	14.029768	26,151	2.47%	12.47%
2005	0.10%	1,874	12.611956	23,635	2.39%	5.24%
2004	0.10%	39,950	11.984122	478,766	2.21%	9.43%
2003	0.10%	1,913	10.951794	20,951	2.05%	19.93%

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2007	0.10%	168,006	15.960296	2,681,425	2.31%	6.04%
2006	0.10%	18,108	15.050687	272,538	2.25%	14.43%
2005	0.10%	20,444	13.153196	268,904	2.19%	6.97%
2004	0.10%	14,182	12.296725	174,392	2.01%	11.98%
2003	0.10%	6,422	10.981133	70,521	1.61%	26.52%

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2007	0.10%	76,886	14.005474	1,076,825	3.18%	5.75%
2006	0.10%	8,862	13.243591	117,365	2.84%	8.31%
2005	0.10%	8,950	12.226987	109,432	2.78%	4.38%
2004	0.10%	9,038	11.713743	105,869	2.38%	7.05%
2003	0.10%	2,011	10.942135	22,005	2.33%	13.58%

Nationwide VIT – J.P. Morgan Balanced Fund – Class I
2007	0.10%	83,510	12.893261	1,076,716	2.16%	4.52%
2006	0.10%	64,592	12.335682	796,786	2.25%	12.14%
2005	0.10%	81,682	11.000579	898,549	1.98%	2.44%
2004	0.10%	59,166	10.738528	635,356	1.94%	8.38%
2003	0.10%	19,620	9.907971	194,394	1.76%	18.30%

Nationwide VIT – Mid Cap Growth Fund – Class I
2007	0.10%	104,616	12.883089	1,347,777	0.00%	8.91%
2006	0.10%	101,742	11.829636	1,203,571	0.00%	9.80%
2005	0.10%	102,290	10.773967	1,102,069	0.00%	9.63%
2004	0.10%	102,944	9.827397	1,011,672	0.00%	15.22%
2003	0.10%	121,377	8.529042	1,035,230	0.00%	39.99%

Nationwide VIT – Mid Cap Index Fund – Class I
2007	0.10%	234,870	24.203943	5,684,780	1.35%	7.45%
2006	0.10%	154,944	22.525451	3,490,183	1.14%	9.78%
2005	0.10%	169,140	20.518746	3,470,541	1.04%	11.99%
2004	0.10%	193,708	18.322527	3,549,220	0.56%	15.62%
2003	0.10%	216,768	15.847726	3,435,280	0.50%	34.52%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Money Market Fund – Class V
2007	0.10%	5,521,946	$11.419178	$63,056,084	4.74%	4.76%
2006	0.10%	6,733,802	10.900267	73,400,240	4.63%	4.51%
2005	0.10%	537,434	10.429961	5,605,416	2.74%	2.65%
2004	0.10%	13,954,380	10.160839	141,788,209	0.91%	0.79%
2003	0.10%	8,030,895	10.081195	80,961,019	0.70%	0.61%

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I
2007	0.10%	104,246	18.895046	1,969,733	0.00%	9.64%

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I
2007	0.10%	262,148	28.633322	7,506,168	1.13%	-6.99%
2006	0.10%	237,134	30.784276	7,299,999	0.43%	17.18%
2005	0.10%	250,094	26.271693	6,570,393	0.07%	2.97%
2004	0.10%	250,742	25.513967	6,397,423	0.00%	17.18%
2003	0.10%	270,768	21.773115	5,895,463	0.00%	56.70%

Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	0.10%	214,492	26.630532	5,712,036	0.09%	2.03%
2006	0.10%	109,004	26.100738	2,845,085	0.10%	11.93%
2005	0.10%	123,158	23.319481	2,871,981	0.00%	12.20%
2004	0.10%	254,060	20.783025	5,280,135	0.00%	18.90%
2003	0.10%	334,150	17.478961	5,840,595	0.00%	40.87%

Nationwide VIT – Nationwide Fund – Class l
2007	0.10%	28,344,872	13.705507	388,480,842	1.03%	8.07%
2006	0.10%	37,804,244	12.681766	479,424,576	1.09%	13.51%
2005	0.10%	38,013,326	11.171952	424,683,053	1.00%	7.33%
2004	0.10%	19,034,918	10.408568	198,126,238	1.30%	9.64%
2003	0.10%	19,180,432	9.493288	182,085,365	0.59%	27.38%

Nationwide VIT – Nationwide Leaders Fund – Class I
2007	0.10%	44,572	17.877821	796,850	1.24%	11.45%
2006	0.10%	8,386	16.041401	134,523	0.70%	15.93%
2005	0.10%	13,776	13.837136	190,620	1.29%	10.20%
2004	0.10%	12,564	12.556222	157,756	0.48%	18.67%
2003	0.10%	8,556	10.580391	90,526	0.15%	25.26%

Nationwide VIT – U.S. Growth Leaders Fund – Class I
2007	0.10%	147,470	19.128541	2,820,886	0.00%	22.36%
2006	0.10%	74,050	15.632647	1,157,598	0.27%	-0.39%
2005	0.10%	70,284	15.693455	1,102,999	0.00%	11.85%
2004	0.10%	44,170	14.030717	619,737	0.00%	12.30%
2003	0.10%	36,540	12.494332	456,543	0.00%	51.98%

Nationwide VIT – Van Kampen Comstock Value Fund – Class I
2007	0.10%	50,950	12.250079	624,142	1.74%	-2.31%
2006	0.10%	5,264	12.540372	66,013	1.73%	15.79%
2005	0.10%	5,204	10.830304	56,361	1.61%	4.14%
2004	0.10%	230,518	10.399470	2,397,265	1.39%	17.38%
2003	0.10%	233,799	8.859580	2,071,361	1.34%	31.30%

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I
2007	0.10%	81,530	15.936672	1,299,317	4.18%	4.52%
2006	0.10%	18,772	15.247568	286,227	4.07%	4.73%
2005	0.10%	28,056	14.558458	408,452	3.99%	2.08%
2004	0.10%	6,318	14.262059	90,108	4.55%	6.43%
2003	0.10%	3,251	13.400762	43,566	5.42%	12.00%

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2007	0.10%	24,496	15.257956	373,759	0.00%	0.41%
2006	0.10%	9,420	15.195016	143,137	0.00%	5.15%
2005	0.10%	1,074	14.451137	15,521	0.00%	2.79%
2004	0.10%	51,200	14.058294	719,785	0.00%	11.76%
2003	0.10%	1,074	12.578474	13,509	0.00%	24.94%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2007	0.10%	100,594	$16.042197	$1,613,749	0.26%	7.28%
2006	0.10%	88,754	14.953594	1,327,191	0.70%	13.26%
2005	0.10%	34,424	13.202464	454,482	0.15%	8.28%
2004	0.10%	26,978	12.192566	328,931	0.12%	15.70%
2003	0.10%	21,062	10.538218	221,956	0.89%	31.63%

Neuberger Berman AMT – Mid-Cap Growth Portfolio – I Class Shares
2007	0.10%	412,472	18.303613	7,549,728	0.00%	22.40%
2006	0.10%	366,596	14.953339	5,481,834	0.00%	14.58%
2005	0.10%	383,494	13.050574	5,004,817	0.00%	13.63%
2004	0.10%	394,394	11.485392	4,529,770	0.00%	16.19%
2003	0.10%	392,036	9.884865	3,875,223	0.00%	27.94%

Neuberger Berman AMT – Partners Portfolio – Class I
2007	0.10%	194,378	17.983949	3,495,684	0.62%	9.23%
2006	0.10%	148,132	16.464820	2,438,967	0.68%	12.13%
2005	0.10%	185,490	14.683836	2,723,705	0.98%	17.93%
2004	0.10%	162,162	12.451586	2,019,174	0.01%	18.86%
2003	0.10%	6,882	10.476169	72,097	0.00%	34.95%

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2007	0.10%	671,050	15.184919	10,189,840	0.22%	14.03%
2006	0.10%	530,754	13.316078	7,067,562	0.38%	7.84%
2005	0.10%	558,612	12.347907	6,897,689	0.91%	4.99%
2004	0.10%	876,150	11.760631	10,304,077	0.31%	6.83%
2003	0.10%	882,196	11.008811	9,711,929	0.38%	30.81%

Oppenheimer VAF – Global Securities Fund – Non-Service Shares
2007	0.10%	319,328	15.902782	5,078,204	1.33%	6.21%
2006	0.10%	150,202	14.972632	2,248,919	1.07%	17.57%
2005	0.10%	183,864	12.734604	2,341,435	1.00%	14.19%
2004	0.10%	419,770	11.151785	4,681,185	1.15%	19.04%
2003	0.10%	441,202	9.367798	4,133,091	0.73%	42.88%

Oppenheimer VAF – Main Street® – Non-Service Shares
2007	0.10%	92,924	13.674278	1,270,669	1.00%	4.32%
2006	0.10%	43,364	13.108136	568,421	1.10%	14.91%
2005	0.10%	65,504	11.407291	747,223	1.37%	5.87%
2004	0.10%	62,892	10.774785	677,648	0.83%	9.35%
2003	0.10%	236,533	9.853529	2,330,685	0.90%	26.59%

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares
2007	0.10%	528,414	13.424400	7,093,641	0.00%	6.23%
2006	0.10%	445,344	12.637642	5,628,098	0.00%	2.85%
2005	0.10%	448,332	12.287042	5,508,674	0.00%	12.21%
2004	0.10%	538,726	10.949589	5,898,828	0.00%	19.66%
2003	0.10%	588,192	9.150815	5,382,436	0.00%	25.46%

PIMCO VIT – All Asset Portfolio – Administrative Shares
2007	0.10%	15,834	13.472183	213,319	8.25%	8.22%

PIMCO VIT – Low Duration Portfolio – Administrative Shares
2007	0.10%	115,344	11.918100	1,374,681	4.75%	7.27%
2006	0.10%	24,296	11.110721	269,946	4.19%	3.86%
2004	0.10%	435,394	10.602263	4,616,162	1.29%	1.74%
2003	0.10%	456,933	10.421178	4,761,780	1.22%	2.24%

PIMCO VIT – Real Return Portfolio – Administrative Shares
2007	0.10%	93,920	13.914414	1,306,842	4.64%	10.53%
2006	0.10%	50,474	12.588282	635,381	4.26%	0.64%
2005	0.10%	80,408	12.508033	1,005,746	2.85%	1.97%
2004	0.10%	96,300	12.266232	1,181,238	1.03%	8.78%
2003	0.10%	24,527	11.276054	276,568	2.35%	8.75%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

PIMCO VIT – Total Return Portfolio – Administrative Shares
2007	0.10%	832,700	$13.106902	$10,914,117	4.81%	8.63%
2006	0.10%	8,770	12.065231	105,812	4.42%	3.74%
2005	0.10%	30,398	11.629906	353,526	3.47%	2.32%
2004	0.10%	50,172	11.365760	570,243	1.92%	4.78%
2003	0.10%	4,202	10.847595	45,582	2.71%	4.94%

Pioneer VCT – Pioneer High Yield Portfolio – Class I Shares
2007	0.10%	100,470	17.342224	1,742,373	5.36%	5.81%
2006	0.10%	10,514	16.389248	172,317	5.53%	8.39%
2005	0.10%	11,722	15.120107	177,238	5.49%	1.84%
2004	0.10%	16,298	14.846381	241,966	5.59%	7.95%
2003	0.10%	82,218	13.752414	1,130,696	5.84%	32.65%

Royce Capital Fund – Micro-Cap Portfolio
2007	0.10%	192,752	24.012175	4,628,395	1.50%	3.87%
2006	0.10%	102,390	23.116715	2,366,920	0.17%	20.95%
2005	0.10%	11,746	19.112697	224,498	0.60%	11.50%
2004	0.10%	11,820	17.141696	202,615	0.00%	13.73%
2003	0.10%	76,384	15.072020	1,151,261	0.00%	49.01%

T. Rowe Price Equity Income Portfolio – II
2007	0.10%	160,922	18.324230	2,948,772	1.51%	2.93%
2006	0.10%	17,014	17.803262	302,905	1.35%	18.53%
2005	0.10%	22,826	15.020167	342,850	1.39%	3.59%
2004	0.10%	11,962	14.499419	173,442	1.46%	14.50%
2003	0.10%	19,960	12.663048	252,754	1.80%	25.05%

T. Rowe Price Mid-Cap Growth Portfolio – II
2007	0.10%	118,598	23.736199	2,815,066	0.00%	17.11%
2006	0.10%	23,520	20.268825	476,723	0.00%	6.28%
2005	0.10%	44,810	19.071958	854,614	0.00%	14.32%
2004	0.10%	172,276	16.682608	2,874,013	0.00%	17.94%
2003	0.10%	168,799	14.145535	2,387,752	0.00%	37.95%

T. Rowe Price New America Growth Portfolio
2007	0.10%	25,334	13.758234	348,551	0.00%	13.67%

The Dreyfus Socially Responsible Growth Fund, Inc.– Initial Shares
2007	0.10%	116,744	9.716245	1,134,313	0.54%	7.68%
2006	0.10%	84,702	9.023502	764,309	0.11%	9.09%
2005	0.10%	90,610	8.271484	749,479	0.00%	3.51%
2004	0.10%	88,956	7.990838	710,833	0.40%	6.10%
2003	0.10%	85,500	7.531118	643,911	0.11%	25.88%

Turner GVIT Growth Focus Fund – Class I
2003	0.10%	32,705	3.326027	108,778	0.00%	50.81%

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class
2007	0.10%	94,388	48.778177	4,604,075	0.40%	37.48%
2006	0.10%	43,526	35.481161	1,544,353	0.56%	39.35%
2005	0.10%	38,212	25.461491	972,934	0.71%	31.86%
2004	0.10%	32,436	19.308855	626,302	0.53%	25.76%
2003	0.10%	26,838	15.353127	412,047	0.11%	54.03%

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class
2007	0.10%	99,614	55.665036	5,545,017	0.11%	45.21%
2006	0.10%	20,452	38.333948	784,006	0.06%	24.37%
2005	0.10%	26,250	30.823042	809,105	0.31%	51.52%
2004	0.10%	7,980	20.342743	162,335	0.31%	24.10%
2003	0.10%	7,570	16.424776	124,336	0.41%	44.93%

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2007	0.10%	53,870	29.969902	1,614,479	7.13%	6.42%
2006	0.10%	11,152	28.160613	314,047	10.28%	10.70%
2005	0.10%	17,164	25.439451	436,643	7.14%	12.14%
2004	0.10%	6,174	22.685707	140,062	7.52%	9.95%
2003	0.10%	11,686	20.632384	241,110	0.00%	27.74%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Van Kampen UIF – Mid Cap Growth Portfolio – class I
2007	0.10%	59,566	$11.399129	$679,001	0.00%	22.54%
2006	0.10%	21,636	9.302196	201,262	0.00%	9.17%
2005	0.10%	21,748	8.521148	185,318	0.00%	17.45%
2004	0.10%	21,882	7.255105	158,756	0.00%	21.47%
2003	0.10%	22,063	5.972526	131,772	0.00%	41.62%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2007	0.10%	183,278	35.252498	6,461,007	1.11%	-17.15%
2006	0.10%	109,384	42.551820	4,654,488	1.07%	37.91%
2005	0.10%	125,524	30.855447	3,873,099	1.19%	16.93%
2004	0.10%	110,058	26.386900	2,904,089	1.61%	36.26%
2003	0.10%	189,968	19.365338	3,678,795	0.00%	37.37%

W&R Target Funds, Inc. – Growth Portfolio
2007	0.10%	12,832	15.465588	198,454	0.00%	25.69%

W&R Target Funds, Inc. – Real Estate Securities Portfolio
2007	0.10%	5,798	12.530753	72,653	1.28%	-16.15%

Wells Fargo AVT – Opportunity FundSM
2007	0.10%	224,604	14.442760	3,243,902	0.61%	6.53%
2006	0.10%	143,310	13.557898	1,942,982	0.00%	12.11%
2005	0.10%	114,460	12.093732	1,384,249	0.00%	7.78%
2004	0.10%	184,596	11.221097	2,071,370	0.00%	18.10%
2003	0.10%	223,707	9.501191	2,125,483	0.08%	36.87%

The BEST of AMERICA® America’s FUTURE Life SeriesSM Reduced Fee Tier (0.20%)

AIM VIF – Basic Value Fund – Series I
2007	0.20%	34,052	17.584241	598,779	0.59%	1.34%
2006	0.20%	55,730	17.351728	967,012	0.42%	12.98%
2005	0.20%	46,214	15.358428	709,774	0.09%	5.53%
2004	0.20%	23,358	14.554224	339,958	0.00%	10.85%
2003	0.20%	4,973	13.129953	65,295	0.06%	33.36%

AIM VIF – Capital Appreciation Fund – Series I
2003	0.20%	288	13.259800	3,819	0.00%	35.09%

AIM VIF – Capital Development Fund – Series I
2007	0.20%	105,866	21.507445	2,276,907	0.00%	10.62%
2006	0.20%	73,000	19.442307	1,419,288	0.00%	16.29%
2005	0.20%	21,682	16.719125	362,504	0.00%	9.39%
2004	0.20%	996	15.284432	15,223	0.00%	15.27%

AIM VIF – International Growth Fund – Series I
2007	0.20%	187,080	20.560904	3,846,534	0.53%	14.49%
2006	0.20%	189,366	17.958795	3,400,785	0.97%	27.98%
2005	0.20%	451,992	14.032735	6,342,684	1.14%	17.69%
2004	0.20%	126,346	11.923183	1,506,446	1.36%	19.23	% 05/03/04

AllianceBernstein VPS – Growth and Income Portfolio – Class A
2007	0.20%	47,418	18.938067	898,005	1.44%	4.91%
2006	0.20%	44,760	18.052215	808,017	1.37%	17.05%
2005	0.20%	37,842	15.422290	583,610	1.48%	4.66%
2004	0.20%	28,554	14.735953	420,770	0.92%	11.24%
2003	0.20%	5,515	13.247066	73,058	0.51%	32.24%

AllianceBernstein VPS – International Value Portfolio – Class A
2007	0.20%	656,858	11.964050	7,858,682	1.13%	5.63%
2006	0.20%	287,868	11.326575	3,260,558	0.57%	13.27	% 05/01/06

American Century VP – Income & Growth Fund – Class I
2007	0.20%	101,346	13.203656	1,338,138	1.91%	-0.27%
2006	0.20%	163,996	13.239121	2,171,163	1.85%	16.85%
2005	0.20%	123,222	11.329648	1,396,062	1.94%	4.42%
2004	0.20%	141,218	10.849845	1,532,193	1.37%	12.77%
2003	0.20%	166,512	9.621502	1,602,096	1.28%	29.09%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

American Century VP – International Fund – Class I
2007	0.20%	563,546	$13.983846	$7,880,540	0.70%	17.82%
2006	0.20%	530,226	11.868885	6,293,191	1.58%	24.78%
2005	0.20%	640,818	9.512128	6,095,543	1.25%	13.03%
2004	0.20%	434,052	8.415693	3,652,848	0.56%	14.69%
2003	0.20%	384,244	7.337502	2,819,391	0.73%	24.26%

American Century VP – Ultra® Fund – Class I
2007	0.20%	61,870	13.138291	812,866	0.00%	20.77%
2006	0.20%	38,106	10.878509	414,536	0.00%	-3.47%
2005	0.20%	34,792	11.269368	392,084	0.00%	1.96%
2004	0.20%	7,212	11.052535	79,711	0.00%	10.45%
2003	0.20%	1,924	10.006426	19,252	0.00%	24.65%

American Century VP – Value Fund – Class I
2007	0.20%	200,240	17.908888	3,586,076	1.58%	-5.33%
2006	0.20%	228,952	18.916906	4,331,063	1.41%	18.42%
2005	0.20%	421,892	15.974895	6,739,680	0.83%	4.82%
2004	0.20%	321,958	15.239704	4,906,545	0.97%	14.10%
2003	0.20%	190,981	13.355894	2,550,722	1.04%	28.70%

Credit Suisse Trust – Global Small Cap Portfolio
2004	0.20%	7,744	8.356633	64,714	0.00%	17.75%
2003	0.20%	7,043	7.096703	49,982	0.00%	47.36%

Credit Suisse Trust – International Focus Portfolio
2004	0.20%	10,148	9.684322	98,276	0.99%	14.51%
2003	0.20%	9,647	8.456964	81,584	0.49%	32.82%

Credit Suisse Trust – Large Cap Value Portfolio
2004	0.20%	35,398	11.474634	406,179	0.58%	11.12%
2003	0.20%	20,469	10.326271	211,368	0.76%	24.91%

Dreyfus IP – Mid Cap Stock Portfolio – Initial Shares
2007	0.20%	14,222	17.776343	252,815	0.45%	1.29%
2006	0.20%	15,656	17.549344	274,753	0.37%	7.53%
2005	0.20%	13,484	16.319776	220,056	0.02%	8.95%
2004	0.20%	20,268	14.978665	303,588	0.43%	14.25%
2003	0.20%	8,456	13.110902	110,866	1.02%	31.46%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2007	0.20%	151,814	15.532546	2,358,058	0.38%	-0.85%
2006	0.20%	155,436	15.666332	2,435,112	0.38%	14.18%
2005	0.20%	219,726	13.720362	3,014,720	0.00%	7.02%
2004	0.20%	330,608	12.820499	4,238,560	0.57%	21.64%
2003	0.20%	13,371	10.539624	140,925	0.27%	37.50%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	0.20%	3,344,206	12.210172	40,833,330	1.72%	5.04%
2006	0.20%	3,580,384	11.623891	41,617,993	1.64%	15.27%
2005	0.20%	6,634,008	10.084272	66,899,141	1.63%	4.48%
2004	0.20%	4,920,402	9.651621	47,489,855	1.82%	10.42%
2003	0.20%	3,957,858	8.740894	34,595,217	1.54%	28.11%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2007	0.20%	141,606	12.345312	1,748,170	1.56%	6.92%
2006	0.20%	139,136	11.546593	1,606,547	1.53%	16.24%
2005	0.20%	66,566	9.932997	661,200	0.02%	4.17%
2004	0.20%	290,942	9.535398	2,774,248	1.67%	4.84%
2003	0.20%	265,908	9.095533	2,418,575	1.18%	20.93%

Dreyfus VIF – International Value Portfolio- Initial Shares
2007	0.20%	553,448	21.838102	12,086,254	1.57%	3.94%
2006	0.20%	644,284	21.009394	13,536,016	1.25%	22.35%
2005	0.20%	679,392	17.171154	11,665,945	0.00%	11.67%
2004	0.20%	1,014,594	15.377151	15,601,565	1.23%	19.78%
2003	0.20%	611,687	12.837546	7,852,560	2.67%	36.08%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Federated IS – Quality Bond Fund II – Primary Shares
2007	0.20%	110,682	$15.249527	$1,687,848	5.83%	5.17%
2006	0.20%	197,756	14.499637	2,867,390	5.17%	3.95%
2005	0.20%	1,334,518	13.949122	18,615,354	3.55%	1.10%
2004	0.20%	1,045,524	13.797947	14,426,085	3.92%	3.41%
2003	0.20%	705,554	13.342573	9,413,906	3.30%	4.44%

Fidelity® VIP – Equity-Income Portfolio – Service Class
2007	0.20%	488,726	15.127358	7,393,133	1.67%	1.21%
2006	0.20%	524,062	14.945916	7,832,587	3.15%	19.84%
2005	0.20%	600,930	12.471541	7,494,523	1.56%	5.55%
2004	0.20%	253,254	11.816128	2,992,482	1.39%	11.16%
2003	0.20%	141,957	10.629864	1,508,984	1.66%	29.96%

Fidelity® VIP – Growth Portfolio – Service Class
2007	0.20%	882,468	11.134607	9,825,934	0.62%	26.62%
2006	0.20%	1,027,390	8.794051	9,034,920	0.28%	6.52%
2005	0.20%	525,004	8.255819	4,334,338	0.41%	5.46%
2004	0.20%	1,398,590	7.828218	10,948,467	0.16%	3.06%
2003	0.20%	595,465	7.595988	4,523,145	0.18%	32.52%

Fidelity® VIP – High Income Portfolio – Service Class
2007	0.20%	208,598	14.950148	3,118,571	8.58%	2.45%
2006	0.20%	10,750	14.592608	156,871	7.58%	10.96%
2005	0.20%	53,750	13.151735	706,906	14.70%	2.32%
2004	0.20%	373,660	12.853699	4,802,913	8.03%	9.25%
2003	0.20%	87,435	11.765514	1,028,718	6.36%	26.72%

Fidelity® VIP – Overseas Portfolio – Service Class
2007	0.20%	308,712	16.568287	5,114,829	3.19%	16.97%
2006	0.20%	271,410	14.164421	3,844,366	0.84%	17.71%
2005	0.20%	473,692	12.033136	5,700,000	0.56%	18.73%
2004	0.20%	373,770	10.134523	3,787,981	0.98%	13.26%
2003	0.20%	315,760	8.947944	2,825,403	0.63%	42.92%

Fidelity® VIP II – Contrafund® Portfolio – Service Class
2007	0.20%	1,674,382	18.348754	30,722,823	0.89%	17.27%
2006	0.20%	1,713,066	15.646354	26,803,237	1.12%	11.37%
2005	0.20%	1,838,026	14.049369	25,823,106	0.19%	16.61%
2004	0.20%	708,896	12.047726	8,540,585	0.24%	15.11%
2003	0.20%	143,092	10.466376	1,497,655	0.30%	28.10%

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2007	0.20%	81,300	11.716596	952,559	3.80%	4.00%
2006	0.20%	64,972	11.265752	731,958	3.34%	4.09%

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class
2004	0.20%	24,564	9.272138	227,761	0.48%	6.85%
2003	0.20%	13,277	8.678086	115,219	0.59%	29.40%

Fidelity® VIP III – Value Strategies Portfolio – Service Class
2004	0.20%	7,530	13.434633	101,163	0.00%	13.76%
2003	0.20%	973	11.809676	11,491	0.00%	57.47%

Franklin Templeton VIP – Foreign Securities Fund – Class 2
2007	0.20%	130,208	22.720977	2,958,453	1.86%	15.23%
2006	0.20%	109,726	19.718779	2,163,663	1.24%	21.20%
2005	0.20%	69,050	16.269222	1,123,390	1.12%	9.95%
2004	0.20%	41,174	14.797053	609,254	1.11%	18.29%
2003	0.20%	155,351	12.508977	1,943,282	1.96%	31.95%

Gartmore GVIT – Small Cap Growth Fund: Class I – Intial Funding by Depositor
2006	0.20%	159,120	17.102157	2,721,295	0.00%	3.00%
2005	0.20%	196,494	16.603744	3,262,536	0.00%	7.87%
2004	0.20%	269,788	15.391720	4,152,501	0.00%	13.19%
2003	0.20%	108,065	13.598245	1,469,494	0.00%	34.00%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Goldman Sachs VIT Mid Cap Value Fund
2007	0.20%	1,061,686	$21.391758	$22,711,330	0.81%	3.00%
2006	0.20%	1,042,500	20.769434	21,652,135	0.98%	15.93%
2005	0.20%	1,081,334	17.915150	19,372,261	0.60%	12.60%
2004	0.20%	907,474	15.910334	14,438,214	0.74%	25.63%
2003	0.20%	528,186	12.664093	6,688,997	1.72%	28.13%

Janus Aspen Series – Balanced Portfolio – Service Shares
2007	0.20%	69,250	16.049753	1,111,445	2.47%	10.07%
2006	0.20%	63,792	14.581974	930,213	1.99%	10.19%
2005	0.20%	261,918	13.232912	3,465,938	2.04%	7.45%
2004	0.20%	229,366	12.315866	2,824,841	2.45%	8.08%
2003	0.20%	5,017	11.395477	57,171	2.34%	13.49%

Janus Aspen Series – Forty Portfolio – Service Shares
2007	0.20%	250,814	12.680828	3,180,529	0.19%	36.36%
2006	0.20%	291,224	9.299521	2,708,244	0.14%	8.90%
2005	0.20%	294,576	8.539588	2,515,558	0.01%	12.33%
2004	0.20%	233,906	7.602120	1,778,181	0.02%	17.73%
2003	0.20%	262,941	6.457142	1,697,847	0.25%	19.99%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2004	0.20%	173,558	3.554928	616,986	0.00%	0.37%
2003	0.20%	102,131	3.541982	361,746	0.00%	46.18%

Janus Aspen Series – International Growth Portfolio – Service Shares
2007	0.20%	409,154	18.306795	7,490,298	0.44%	27.76%
2006	0.20%	351,364	14.328921	5,034,667	1.89%	46.34%
2005	0.20%	349,754	9.791747	3,424,703	1.05%	31.68%
2004	0.20%	586,420	7.436235	4,360,757	0.85%	18.45%
2003	0.20%	245,144	6.277993	1,539,012	1.02%	34.26%

JPMorgan Insurance Trust – Diversified Mid Cap Growth Portfolio 1
2007	0.20%	71,184	20.723509	1,475,182	0.00%	17.00%
2006	0.20%	43,296	17.711914	766,855	0.00%	11.17%
2005	0.20%	23,694	15.932691	377,509	0.00%	10.87%
2004	0.20%	8,286	14.370472	119,074	0.00%	12.39%
2003	0.20%	4,483	12.785745	57,318	0.00%	26.89%

JPMorgan Insurance Trust – Diversified Mid Cap Value Portfolio 1
2007	0.20%	6,420	19.466479	124,975	1.87%	0.71%
2006	0.20%	6,476	19.328434	125,171	1.18%	16.49%
2005	0.20%	22,284	16.592629	369,750	0.60%	9.54%
2004	0.20%	14,900	15.148180	225,708	0.58%	15.17%
2003	0.20%	7,236	13.153260	95,177	0.57%	32.49%

Lincoln VIP – Baron Growth Opportunies Funds – Service Class
2007	0.20%	222,816	19.373459	4,316,717	0.00%	3.21%
2006	0.20%	216,684	18.770366	4,067,238	0.00%	15.29%
2005	0.20%	219,114	16.280709	3,567,331	0.00%	3.16%
2004	0.20%	401,660	15.782247	6,339,097	0.00%	25.39%
2003	0.20%	276,028	12.586755	3,474,297	0.00%	29.75%

Nationwide GVIT Strategic Value Fund – Class I
2003	0.20%	9,101	10.583982	96,325	0.04%	38.53%

Nationwide VIT – Federated High Income Bond Fund – Class I
2007	0.20%	69,190	17.176023	1,188,409	7.29%	2.93%
2006	0.20%	61,806	16.687538	1,031,390	7.41%	10.38%
2005	0.20%	75,410	15.117925	1,140,043	6.92%	2.18%
2004	0.20%	810,264	14.795923	11,988,604	7.58%	9.88%
2003	0.20%	777,021	13.465993	10,463,359	7.99%	22.03%

Nationwide VIT – Gartmore Emerging Markets Fund – Class I
2007	0.20%	410,876	36.358404	14,938,796	0.71%	45.29%
2006	0.20%	258,760	25.025345	6,475,558	0.71%	36.45%
2005	0.20%	169,786	18.340864	3,114,022	0.60%	32.37%
2004	0.20%	16,822	13.855548	233,078	1.04%	20.50%
2003	0.20%	21,189	11.498175	243,635	0.61%	64.93%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Gartmore Global Utilities Fund – Class I
2004	0.20%	21,186	$13.925951	$295,035	1.64%	29.71%
2003	0.20%	12,612	10.736432	135,408	1.02%	23.80%

Nationwide VIT – Gartmore International Growth Fund – Class I
2004	0.20%	12,706	7.691798	97,732	0.85%	13.97%
2003	0.20%	8,703	6.749218	58,738	0.00%	35.35%

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I
2004	0.20%	2,874	9.758795	28,047	0.00%	15.43%
2003	0.20%	3,219	8.453981	27,213	0.00%	35.79%

Nationwide VIT – Global Financial Services Fund – Class I
2004	0.20%	7,074	14.748909	104,334	1.37%	20.75%
2003	0.20%	8,215	12.214302	100,340	1.08%	41.17%

Nationwide VIT – Global Health Sciences Fund – Class l
2007	0.20%	90,084	15.322977	1,380,355	0.07%	12.93%
2006	0.20%	72,832	13.568156	988,196	0.00%	2.50%
2005	0.20%	62,816	13.236814	831,484	0.00%	8.22%
2004	0.20%	16,466	12.231005	201,396	0.00%	7.64%
2003	0.20%	4,437	11.362461	50,415	0.00%	36.42%

Nationwide VIT – Global Technology and Communications Fund – Class I
2007	0.20%	380,790	4.180465	1,591,879	0.00%	19.85%
2006	0.20%	311,356	3.488016	1,086,015	0.00%	10.95%
2005	0.20%	273,712	3.143852	860,510	0.00%	-0.71%
2004	0.20%	448,724	3.166487	1,420,879	0.00%	4.10%
2003	0.20%	78,739	3.041648	239,496	0.00%	54.92%

Nationwide VIT – Government Bond Fund – Class I
2007	0.20%	717,380	14.403124	10,332,513	4.48%	6.94%
2006	0.20%	826,566	13.468059	11,132,240	3.95%	3.14%
2005	0.20%	1,941,614	13.058642	25,354,842	3.71%	3.06%
2004	0.20%	1,951,516	12.671201	24,728,051	5.38%	3.06%
2003	0.20%	1,095,538	12.295487	13,470,173	3.25%	1.80%

Nationwide VIT – Growth Fund – Class I
2007	0.20%	76,332	9.580341	731,287	0.18%	19.30%
2006	0.20%	67,782	8.030198	544,303	0.05%	5.96%
2005	0.20%	60,144	7.578777	455,818	0.08%	6.29%
2004	0.20%	47,838	7.130400	341,104	0.34%	7.94%
2003	0.20%	40,423	6.605859	267,029	0.02%	32.47%

Nationwide VIT – Investor Destinations Aggressive Fund – Class II
2007	0.20%	198,282	16.546241	3,280,822	2.03%	5.75%
2006	0.20%	211,872	15.647232	3,315,210	2.11%	16.64%
2005	0.20%	170,910	13.415540	2,292,850	2.02%	7.72%
2004	0.20%	7,054	12.454537	87,854	1.85%	13.80%
2003	0.20%	2,814	10.944415	30,798	1.57%	31.60%

Nationwide VIT – Investor Destinations Conservative Fund – Class II
2007	0.20%	28,608	12.962685	370,836	3.54%	5.17%
2006	0.20%	22,320	12.325531	275,106	3.23%	5.95%
2005	0.20%	34,084	11.633095	396,502	2.49%	3.10%
2004	0.20%	2,950	11.283226	33,286	2.49%	4.44%
2003	0.20%	1,756	10.803228	18,970	2.59%	7.69%

Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	0.20%	221,366	14.721295	3,258,794	2.71%	5.45%
2006	0.20%	206,458	13.960840	2,882,327	2.47%	11.13%
2005	0.20%	114,016	12.562517	1,432,328	2.39%	5.13%
2004	0.20%	28,510	11.949051	340,667	2.21%	9.32%
2003	0.20%	4,545	10.930659	49,680	2.05%	19.81%

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2007	0.20%	53,480	15.865910	848,509	2.31%	5.94%
2006	0.20%	38,278	14.976735	573,279	2.25%	14.31%
2005	0.20%	22,860	13.101623	299,503	2.19%	6.86%
2004	0.20%	19,906	12.260724	244,062	2.01%	11.87%
2003	0.20%	5,607	10.959933	61,452	1.61%	26.39%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2007	0.20%	21,560	$13.922670	$300,173	3.18%	5.65%
2006	0.20%	19,512	13.178536	257,140	2.84%	8.21%
2005	0.20%	18,166	12.179054	221,245	2.78%	4.28%
2004	0.20%	11,104	11.679461	129,689	2.38%	6.94%
2003	0.20%	3,486	10.921034	38,071	2.33%	13.47%

Nationwide VIT – J.P. Morgan Balanced Fund – Class I
2007	0.20%	140,532	13.048688	1,833,758	2.16%	4.41%
2006	0.20%	73,958	12.496956	924,250	2.25%	12.02%
2005	0.20%	119,512	11.155509	1,333,217	1.98%	2.34%
2004	0.20%	132,248	10.900634	1,441,587	1.94%	8.27%
2003	0.20%	104,019	10.067605	1,047,222	1.76%	18.18%

Nationwide VIT – Mid Cap Growth Fund – Class I
2004	0.20%	763,680	7.982767	6,096,280	0.00%	15.11%
2003	0.20%	155,794	6.935054	1,080,440	0.00%	39.85%

Nationwide VIT – Mid Cap Index Fund – Class I
2007	0.20%	433,092	18.269470	7,912,361	1.35%	7.34%
2006	0.20%	639,140	17.019619	10,877,919	1.14%	9.67%
2005	0.20%	704,782	15.518876	10,937,424	1.04%	11.87%
2004	0.20%	458,242	13.871631	6,356,564	0.56%	15.50%
2003	0.20%	280,100	12.010005	3,364,002	0.50%	34.38%

Nationwide VIT – Money Market Fund – Class I
2007	0.20%	5,226	11.855541	61,957	4.65%	4.58%
2006	0.20%	5,784	11.336122	65,568	4.43%	4.32%
2005	0.20%	12,740	10.866496	138,439	2.61%	2.46%
2004	0.20%	30,788	10.605257	326,515	0.80%	0.61%
2003	0.20%	221,572	10.540982	2,335,586	0.63%	0.42%

Nationwide VIT – Money Market Fund – Class V
2007	0.20%	9,193,300	11.359928	104,435,226	4.74%	4.66%
2006	0.20%	8,530,114	10.854633	92,591,257	4.63%	4.40%
2005	0.20%	7,660,560	10.396676	79,644,360	2.74%	2.55%
2004	0.20%	8,296,360	10.138533	84,112,920	0.91%	0.69%
2003	0.20%	6,564,517	10.069143	66,099,060	0.70%	0.50%

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I
2007	0.20%	101,242	18.731944	1,896,459	0.00%	9.53%

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I
2007	0.20%	289,534	20.514502	5,939,646	1.13%	-7.08%
2006	0.20%	348,296	22.077762	7,689,596	0.43%	17.06%
2005	0.20%	458,988	18.860242	8,656,625	0.07%	2.87%
2004	0.20%	271,422	18.334546	4,976,399	0.00%	17.06%
2003	0.20%	234,794	15.661984	3,677,340	0.00%	56.54%

Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	0.20%	773,666	17.899968	13,848,597	0.09%	1.93%
2006	0.20%	730,292	17.561515	12,825,034	0.10%	11.82%
2005	0.20%	1,146,078	15.705843	18,000,121	0.00%	12.09%
2004	0.20%	346,438	14.011465	4,854,104	0.00%	18.78%
2003	0.20%	126,604	11.795728	1,493,386	0.00%	40.73%

Nationwide VIT – Nationwide Fund – Class I
2007	0.20%	50,032	13.361574	668,506	1.03%	7.96%
2006	0.20%	49,380	12.375964	611,125	1.09%	13.40%
2005	0.20%	56,248	10.913424	613,858	1.00%	7.23%
2004	0.20%	32,724	10.177848	333,060	1.30%	9.53%
2003	0.20%	20,659	9.291410	191,951	0.59%	27.26%

Nationwide VIT – Nationwide Leaders Fund – Class I
2004	0.20%	3,700	12.522767	46,334	0.48%	18.56%
2003	0.20%	1,086	10.562758	11,471	0.15%	25.13%

Nationwide VIT – U.S. Growth Leaders Fund – Class I
2004	0.20%	8,230	13.993330	115,165	0.00%	12.18%
2003	0.20%	5,224	12.473517	65,162	0.00%	51.83%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Van Kampen Comstock Value Fund – Class I
2004	0.20%	49,480	$10.312567	$510,266	1.39%	17.26%
2003	0.20%	7,421	8.794319	65,263	1.34%	31.17%

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I
2007	0.20%	70,520	15.245098	1,075,084	4.18%	4.41%
2006	0.20%	57,084	14.600569	833,459	4.07%	4.63%
2005	0.20%	114,922	13.954609	1,603,692	3.99%	1.98%
2004	0.20%	13,584	13.684149	185,885	4.55%	6.32%
2003	0.20%	9,884	12.870615	127,213	5.42%	11.89%

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2007	0.20%	13,934	15.176941	211,475	0.00%	0.31%
2006	0.20%	11,666	15.129543	176,501	0.00%	5.04%
2005	0.20%	9,828	14.403227	141,555	0.00%	2.69%
2004	0.20%	4,062	14.025658	56,972	0.00%	11.65%
2003	0.20%	1,829	12.561832	22,976	0.00%	24.81%

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2005	0.20%	234,680	12.237616	2,871,924	0.15%	8.18%
2004	0.20%	19,660	11.312789	222,409	0.12%	15.58%
2003	0.20%	30,298	9.787595	296,545	0.89%	31.50%

Neuberger Berman AMT – Mid-Cap Growth Portfolio – I Class Shares
2007	0.20%	38,324	13.348628	511,573	0.00%	22.28%
2006	0.20%	41,698	10.916267	455,187	0.00%	14.47%
2005	0.20%	23,118	9.536717	220,470	0.00%	13.51%
2004	0.20%	470,456	8.401327	3,952,455	0.00%	16.08%
2003	0.20%	274,225	7.237810	1,984,788	0.00%	27.81%

Neuberger Berman AMT – Partners Portfolio – Class I
2004	0.20%	229,766	12.443485	2,859,090	0.01%	18.74%
2003	0.20%	14,991	10.479833	157,103	0.00%	34.82%

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2007	0.20%	1,732,160	11.804408	20,447,123	0.22%	13.92%
2006	0.20%	1,641,104	10.362024	17,005,159	0.38%	7.73%
2005	0.20%	1,970,560	9.618219	18,953,278	0.91%	4.89%
2004	0.20%	1,451,308	9.169906	13,308,358	0.31%	6.72%
2003	0.20%	710,846	8.592296	6,107,799	0.38%	30.68%

Oppenheimer VAF – Global Securities Fund – Non-Service Shares
2007	0.20%	664,384	15.781314	10,484,853	1.33%	6.11%
2006	0.20%	578,604	14.873215	8,605,702	1.07%	17.46%
2005	0.20%	1,091,788	12.662678	13,824,960	1.00%	14.08%
2004	0.20%	342,972	11.099865	3,806,943	1.15%	18.92%
2003	0.20%	78,177	9.333505	729,665	0.73%	42.73%

Oppenheimer VAF – Main Street® – Non-Service Shares
2007	0.20%	333,966	12.973942	4,332,856	1.00%	4.21%
2006	0.20%	184,798	12.449315	2,300,609	1.10%	14.80%
2005	0.20%	185,032	10.844763	2,006,628	1.37%	5.76%
2004	0.20%	86,940	10.253671	891,454	0.83%	9.24%
2003	0.20%	50,314	9.386344	472,265	0.90%	26.47%

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares
2007	0.20%	121,920	9.293377	1,133,049	0.00%	6.12%
2006	0.20%	106,664	8.757520	934,112	0.00%	2.75%
2005	0.20%	454,650	8.523068	3,875,013	0.00%	12.10%
2004	0.20%	260,230	7.602891	1,978,500	0.00%	19.54%
2003	0.20%	163,694	6.360255	1,041,136	0.00%	25.34%

PIMCO VIT – Low Duration Portfolio – Administrative Shares
2007	0.20%	1,869,506	11.854696	22,162,425	4.75%	7.16%
2006	0.20%	1,775,448	11.062747	19,641,332	4.19%	3.75%
2005	0.20%	1,845,738	10.662435	19,680,061	2.71%	0.80%
2004	0.20%	2,001,144	10.577591	21,167,283	1.29%	1.64%
2003	0.20%	1,032,781	10.407346	10,748,509	1.22%	2.14%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

PIMCO VIT – Real Return Portfolio – Administrative Shares
2007	0.20%	777,912	$13.840237	$10,766,486	4.64%	10.42%
2006	0.20%	672,656	12.533792	8,430,930	4.26%	0.54%
2005	0.20%	628,146	12.466336	7,830,679	2.85%	1.87%
2004	0.20%	225,144	12.237557	2,755,213	1.03%	8.67%
2003	0.20%	41,728	11.260965	469,898	2.35%	8.64%

PIMCO VIT – Total Return Portfolio – Administrative Shares
2007	0.20%	3,931,096	13.037033	51,249,828	4.81%	8.52%
2006	0.20%	3,889,630	12.013005	46,726,145	4.42%	3.64%
2005	0.20%	3,110,384	11.591132	36,052,872	3.47%	2.22%
2004	0.20%	1,390,690	11.339186	15,769,293	1.92%	4.67%
2003	0.20%	805,938	10.833078	8,730,789	2.71%	4.83%

Pioneer VCT – Pioneer High Yield Portfolio – Class I Shares
2007	0.20%	507,564	17.249965	8,755,461	5.36%	5.71%
2006	0.20%	467,554	16.318486	7,629,773	5.53%	8.29%
2005	0.20%	438,236	15.069867	6,604,158	5.49%	1.74%
2004	0.20%	41,538	14.811836	615,254	5.59%	7.85%
2003	0.20%	38,729	13.734162	531,910	5.84%	32.52%

Royce Capital Fund – Micro-Cap Portfolio
2007	0.20%	516,162	23.884685	12,328,367	1.50%	3.77%
2006	0.20%	487,556	23.017122	11,222,136	0.17%	20.83%
2005	0.20%	516,002	19.049333	9,829,494	0.60%	11.39%
2004	0.20%	251,888	17.101898	4,307,763	0.00%	13.62%
2003	0.20%	58,726	15.052067	883,948	0.00%	48.87%

T. Rowe Price Equity Income Portfolio – II
2007	0.20%	1,884,266	18.226974	34,344,467	1.51%	2.82%
2006	0.20%	1,955,804	17.726578	34,669,712	1.35%	18.41%
2005	0.20%	1,993,558	14.970390	29,844,341	1.39%	3.49%
2004	0.20%	1,400,944	14.465784	20,265,753	1.46%	14.39%
2003	0.20%	546,267	12.646299	6,908,256	1.80%	24.92%

T. Rowe Price Mid-Cap Growth Portfolio – II
2007	0.20%	283,588	23.610164	6,695,559	0.00%	16.99%
2006	0.20%	288,630	20.181467	5,824,977	0.00%	6.17%
2005	0.20%	626,894	19.008705	11,916,443	0.00%	14.21%
2004	0.20%	835,584	16.643864	13,907,346	0.00%	17.82%
2003	0.20%	473,916	14.126799	6,694,916	0.00%	37.82%

T. Rowe Price New America Growth Portfolio
2007	0.20%	299,098	13.707959	4,100,023	0.00%	13.55%
2006	0.20%	301,726	12.072027	3,642,444	0.04%	7.12%
2005	0.20%	690,950	11.269904	7,786,940	0.00%	4.26%
2004	0.20%	222,430	10.808909	2,404,226	0.00%	8.09	% 05/03/04

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares
2004	0.20%	29,340	7.311886	214,531	0.40%	6.00%
2003	0.20%	15,093	6.898125	104,113	0.11%	25.75%

Turner GVIT Growth Focus Fund – Class I
2003	0.20%	17,434	3.315211	57,797	0.00%	50.66%

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class
2007	0.20%	66,494	45.090153	2,998,225	0.40%	37.34%
2006	0.20%	46,954	32.831467	1,541,569	0.56%	39.21%
2005	0.20%	45,066	23.583541	1,062,816	0.71%	31.73%
2004	0.20%	120,164	17.902527	2,151,239	0.53%	25.64%
2003	0.20%	6,811	14.249147	97,051	0.11%	53.88%

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class
2007	0.20%	81,432	47.420563	3,861,551	0.11%	45.06%
2006	0.20%	59,788	32.689202	1,954,422	0.06%	24.24%
2005	0.20%	52,740	26.310503	1,387,616	0.31%	51.37%
2004	0.20%	70,582	17.381825	1,226,844	0.31%	23.98%
2003	0.20%	17,418	14.048159	244,691	0.41%	44.79%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2007	0.20%	79,524	$22.841354	$1,816,436	7.13%	6.32%
2006	0.20%	74,878	21.483999	1,608,679	10.28%	10.59%
2005	0.20%	227,212	19.427363	4,414,130	7.14%	12.03%
2004	0.20%	105,242	17.341685	1,825,074	7.52%	9.84%
2003	0.20%	3,595	15.787831	56,757	0.00%	27.61%

Van Kampen UIF – Mid Cap Growth Portfolio – class I
2007	0.20%	20,784	11.312053	235,110	0.00%	22.42%
2006	0.20%	26,838	9.240416	247,994	0.00%	9.06%
2005	0.20%	20,382	8.473005	172,697	0.00%	17.33%
2004	0.20%	98,272	7.221303	709,652	0.00%	21.35%
2003	0.20%	70,714	5.950642	420,794	0.00%	41.48%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2007	0.20%	249,376	28.623844	7,138,100	1.11%	-17.24%
2006	0.20%	324,820	34.585436	11,234,041	1.07%	37.77%
2005	0.20%	250,510	25.103798	6,288,752	1.19%	16.82%
2004	0.20%	98,428	21.489618	2,115,180	1.61%	36.12%
2003	0.20%	40,136	15.786980	633,626	0.00%	37.24%

Wells Fargo AVT – Opportunity FundSM
2007	0.20%	154,478	14.332457	2,214,049	0.61%	6.42%
2006	0.20%	199,708	13.467901	2,689,648	0.00%	12.00%
2005	0.20%	360,812	12.025433	4,338,921	0.00%	7.67%
2004	0.20%	266,180	11.168856	2,972,926	0.00%	17.98%
2003	0.20%	202,631	9.466409	1,918,188	0.08%	36.73%

The BEST of AMERICA® America’s FUTURE Life SeriesSM Reduced Fee Tier (0.25%)

AIM VIF – Basic Value Fund – Series I
2007	0.25%	74,740	17.537474	1,310,751	0.59%	1.29%
2006	0.25%	70,154	17.314284	1,214,666	0.42%	12.92%
2005	0.25%	54,050	15.332927	828,745	0.09%	5.47%
2004	0.25%	98,126	14.537319	1,426,489	0.00%	10.79%
2003	0.25%	1,947	13.121262	25,547	0.06%	33.29%

AIM VIF – Capital Appreciation Fund – Series I
2003	0.25%	2,553	13.251011	33,830	0.00%	35.02%

AIM VIF – Capital Development Fund – Series I
2007	0.25%	191,752	21.450254	4,113,129	0.00%	10.57%
2006	0.25%	158,748	19.400361	3,079,769	0.00%	16.23%
2005	0.25%	93,372	16.691371	1,558,507	0.00%	9.33%
2004	0.25%	27,246	15.266666	415,956	0.00%	15.21%

AIM VIF – International Growth Fund – Series I
2007	0.25%	903,590	20.523294	18,544,643	0.53%	14.43%
2006	0.25%	447,740	17.934952	8,030,195	0.97%	27.91%
2005	0.25%	202,258	14.021093	2,835,878	1.14%	17.63%
2004	0.25%	26,402	11.919243	314,692	1.36%	19.19	% 05/03/04

AllianceBernstein VPS – Growth and Income Portfolio – Class A
2007	0.25%	720,052	18.887703	13,600,128	1.44%	4.85%
2006	0.25%	422,112	18.013258	7,603,612	1.37%	16.99%
2005	0.25%	369,126	15.396687	5,683,317	1.48%	4.61%
2004	0.25%	426,728	14.718823	6,280,934	0.92%	11.18%
2003	0.25%	278,219	13.238290	3,683,144	0.51%	32.17%

AllianceBernstein VPS – International Value Portfolio – Class A
2007	0.25%	1,304,024	11.954073	15,588,398	1.13%	5.57%
2006	0.25%	343,264	11.322832	3,886,721	0.57%	13.23	% 05/01/06

AllianceBernstein VPS – Small/Mid Cap Value Portfolio – Class A
2007	0.25%	62,706	20.240586	1,269,206	0.89%	1.45%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

American Century VP – Income & Growth Fund – Class I
2007	0.25%	200,072	$13.156950	$2,632,337	1.91%	-0.32%
2006	0.25%	284,862	13.198939	3,759,876	1.85%	16.80%
2005	0.25%	284,088	11.300886	3,210,446	1.94%	4.37%
2004	0.25%	368,640	10.827688	3,991,519	1.37%	12.71%
2003	0.25%	225,657	9.606659	2,167,810	1.28%	29.03%

American Century VP – International Fund – Class I
2007	0.25%	760,806	13.934456	10,601,418	0.70%	17.76%
2006	0.25%	987,980	11.832909	11,690,677	1.58%	24.71%
2005	0.25%	882,458	9.488028	8,372,786	1.25%	12.97%
2004	0.25%	923,768	8.398563	7,758,324	0.56%	14.64%
2003	0.25%	674,427	7.326221	4,941,001	0.73%	24.20%

American Century VP – Mid Cap Value Fund – Class I
2007	0.25%	48	13.218157	634	0.74%	-2.55%

American Century VP – Ultra® Fund – Class I
2007	0.25%	27,300	13.101110	357,660	0.00%	20.71%
2006	0.25%	24,306	10.853176	263,797	0.00%	-3.52%
2005	0.25%	252,658	11.248731	2,842,082	0.00%	1.91%
2004	0.25%	212,496	11.037791	2,345,486	0.00%	10.40%
2003	0.25%	138,103	9.998079	1,380,765	0.00%	24.59%

American Century VP – Value Fund – Class I
2007	0.25%	644,276	17.845573	11,497,474	1.58%	-5.38%
2006	0.25%	552,364	18.859509	10,417,314	1.41%	18.36%
2005	0.25%	496,994	15.934364	7,919,283	0.83%	4.77%
2004	0.25%	351,012	15.208626	5,338,410	0.97%	14.05%
2003	0.25%	248,298	13.335325	3,311,135	1.04%	28.64%

American Century VP – VistaSM Fund – Class I
2007	0.25%	48,218	17.350253	836,594	0.00%	39.42%
2006	0.25%	4,932	12.444525	61,376	0.00%	8.74%
2005	0.25%	248	11.444645	2,838	0.00%	14.45	% 05/02/05

BlackRock International Index Portfolio – Class II
2006	0.25%	82,570	14.583459	1,204,156	5.83%	25.37%
2005	0.25%	732	11.632654	8,515	1.76%	16.33	% 05/02/05

BlackRock Large Cap Core V.I. Fund – Class II
2007	0.25%	230,248	14.276667	3,287,174	1.23%	7.86%
2006	0.25%	131,296	13.236885	1,737,950	0.79%	14.33%
2005	0.25%	101,208	11.577932	1,171,779	0.74%	15.78	% 05/02/05

Calvert Variable Series Inc. – Social Equity Portfolio
2007	0.25%	4,512	16.829986	75,937	0.00%	9.71%
2006	0.25%	7,002	15.339931	107,410	0.00%	9.78%
2005	0.25%	1,152	13.973029	16,097	0.06%	4.28%
2004	0.25%	826	13.399142	11,068	0.08%	6.89%

Credit Suisse Trust – Global Small Cap Portfolio
2007	0.25%	6,308	10.452361	65,933	0.00%	-4.20%
2006	0.25%	9,586	10.910325	104,586	0.00%	12.92%
2005	0.25%	15,838	9.661761	153,023	0.00%	15.85%
2004	0.25%	25,520	8.339563	212,826	0.00%	17.69%
2003	0.25%	30,888	7.085747	218,865	0.00%	47.29%

Credit Suisse Trust – International Focus Portfolio
2007	0.25%	10,580	15.584704	164,886	1.09%	16.30%
2006	0.25%	7,190	13.400060	96,346	1.01%	18.36%
2005	0.25%	7,410	11.321642	83,893	0.88%	17.15%
2004	0.25%	13,758	9.664537	132,965	0.99%	14.46%
2003	0.25%	17,161	8.443905	144,906	0.49%	32.76%

Credit Suisse Trust – Large Cap Value Portfolio
2007	0.25%	3,478	14.931536	51,932	1.30%	1.53%
2006	0.25%	5,326	14.706419	78,326	0.89%	19.05%
2005	0.25%	2,276	12.352874	28,115	0.73%	7.87%
2004	0.25%	16,952	11.451229	194,121	0.58%	11.07%
2003	0.25%	15,477	10.310367	159,574	0.76%	24.85%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Dreyfus IP – Mid Cap Stock Portfolio – Initial Shares
2007	0.25%	30,302	$17.729117	$537,228	0.45%	1.24%
2006	0.25%	38,318	17.511529	671,007	0.37%	7.48%
2005	0.25%	20,998	16.292721	342,115	0.02%	8.90%
2004	0.25%	41,246	14.961281	617,093	0.43%	14.19%
2003	0.25%	647	13.102225	8,477	1.02%	31.39%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2007	0.25%	418,268	15.488598	6,478,385	0.38%	-0.90%
2006	0.25%	247,338	15.629868	3,865,860	0.38%	14.13%
2005	0.25%	162,720	13.695264	2,228,493	0.00%	6.97%
2004	0.25%	376,014	12.803427	4,814,268	0.57%	21.58%
2003	0.25%	145,429	10.530847	1,531,491	0.27%	37.44%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	0.25%	10,532,952	12.166992	128,154,343	1.72%	4.99%
2006	0.25%	8,834,012	11.588607	102,373,893	1.64%	15.21%
2005	0.25%	8,079,650	10.058674	81,270,565	1.63%	4.43%
2004	0.25%	5,809,448	9.631920	55,956,138	1.82%	10.36%
2003	0.25%	4,843,218	8.727408	42,268,740	1.54%	28.04%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2007	0.25%	947,616	12.301651	11,657,241	1.56%	6.86%
2006	0.25%	752,594	11.511538	8,663,514	1.53%	16.19%
2005	0.25%	561,480	9.907772	5,563,016	0.02%	4.12%
2004	0.25%	555,430	9.515935	5,285,436	1.67%	4.78%
2003	0.25%	487,461	9.081512	4,426,883	1.18%	20.87%

Dreyfus VIF – International Value Portfolio – Initial Shares
2007	0.25%	809,738	21.780049	17,636,133	1.57%	3.89%
2006	0.25%	931,538	20.964071	19,528,829	1.25%	22.29%
2005	0.25%	640,638	17.142660	10,982,239	0.00%	11.61%
2004	0.25%	481,030	15.359280	7,388,274	1.23%	19.72%
2003	0.25%	561,722	12.829044	7,206,356	2.67%	36.02%

DWS Variable Series II – Dreman High Return Equity VIP – Class B
2007	0.25%	66,654	10.983369	732,085	0.92%	-2.43%
2006	0.25%	15,180	11.257266	170,885	0.00%	12.57	% 05/01/06

Federated IS – Quality Bond Fund II – Primary Shares
2007	0.25%	776,642	15.183610	11,792,229	5.83%	5.12%
2006	0.25%	1,173,262	14.444216	16,946,850	5.17%	3.89%
2005	0.25%	1,963,430	13.902748	27,297,073	3.55%	1.05%
2004	0.25%	1,438,890	13.758938	19,797,598	3.92%	3.36%
2003	0.25%	204,710	13.311504	2,724,998	3.30%	4.38%

Fidelity® VIP – Equity-Income Portfolio – Service Class
2007	0.25%	1,729,636	15.073906	26,072,370	1.67%	1.16%
2006	0.25%	1,907,206	14.900594	28,418,502	3.15%	19.78%
2005	0.25%	1,459,748	12.439919	18,159,147	1.56%	5.49%
2004	0.25%	1,061,120	11.792032	12,512,761	1.39%	11.10%
2003	0.25%	374,570	10.613484	3,975,493	1.66%	29.89%

Fidelity® VIP – Growth Portfolio – Service Class
2007	0.25%	1,845,202	11.095199	20,472,883	0.62%	26.55%
2006	0.25%	2,159,692	8.767341	18,934,756	0.28%	6.47%
2005	0.25%	2,214,058	8.234853	18,232,442	0.41%	5.41%
2004	0.25%	1,835,224	7.812236	14,337,203	0.16%	3.01%
2003	0.25%	585,819	7.584268	4,443,008	0.18%	32.45%

Fidelity® VIP – High Income Portfolio – Service Class
2007	0.25%	178,522	14.897237	2,659,485	8.58%	2.40%
2006	0.25%	195,198	14.548271	2,839,793	7.58%	10.90%
2005	0.25%	195,986	13.118317	2,571,006	14.70%	2.27%
2004	0.25%	593,920	12.827432	7,618,468	8.03%	9.19%
2003	0.25%	93,070	11.747355	1,093,326	6.36%	26.65%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Fidelity® VIP – Overseas Portfolio – Service Class
2007	0.25%	1,540,530	$16.509660	$25,433,627	3.19%	16.91%
2006	0.25%	1,070,198	14.121395	15,112,689	0.84%	17.65%
2005	0.25%	742,572	12.002567	8,912,770	0.56%	18.67%
2004	0.25%	460,116	10.113816	4,653,529	0.98%	13.20%
2003	0.25%	301,169	8.934131	2,690,683	0.63%	42.85%

Fidelity® VIP II – Contrafund® Portfolio – Service Class
2007	0.25%	3,212,196	18.283913	58,731,512	0.89%	17.21%
2006	0.25%	2,614,782	15.598891	40,787,699	1.12%	11.31%
2005	0.25%	1,766,496	14.013727	24,755,193	0.19%	16.56%
2004	0.25%	970,084	12.023156	11,663,471	0.24%	15.05%
2003	0.25%	964,994	10.450250	10,084,429	0.30%	28.03%

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2007	0.25%	102,048	11.689304	1,192,870	3.80%	3.95%
2006	0.25%	49,006	11.245144	551,080	3.34%	4.04%
2005	0.25%	33,064	10.808463	357,371	2.69%	1.83%

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class
2007	0.25%	62,164	12.953846	805,263	0.00%	22.73%
2006	0.25%	127,338	10.554406	1,343,977	0.69%	5.04%
2005	0.25%	326,516	10.048055	3,280,851	0.84%	8.59%
2004	0.25%	451,498	9.253175	4,177,790	0.48%	6.79%
2003	0.25%	197,613	8.664666	1,712,251	0.59%	29.34%

Fidelity® VIP III – Mid Cap Portfolio – Service Class
2007	0.25%	354,360	26.698163	9,460,761	0.72%	15.20%
2006	0.25%	172,826	23.176101	4,005,433	0.23%	12.31%
2005	0.25%	159,618	20.635857	3,293,854	0.00%	17.91%

Fidelity® VIP III – Value Strategies Portfolio – Service Class
2007	0.25%	3,262	16.757189	54,662	0.83%	5.33%
2006	0.25%	2,506	15.908520	39,867	0.49%	15.91%
2005	0.25%	884	13.725157	12,133	0.00%	2.30%
2004	0.25%	29,960	13.416717	401,965	0.00%	13.70%
2003	0.25%	15,729	11.799819	185,599	0.00%	57.40%

Franklin Templeton VIP – Foreign Securities Fund – Class 2
2007	0.25%	590,458	22.660573	13,380,117	1.86%	15.17%
2006	0.25%	359,658	19.676237	7,076,716	1.24%	21.14%
2005	0.25%	241,412	16.242222	3,921,067	1.12%	9.89%
2004	0.25%	173,760	14.779865	2,568,149	1.11%	18.23%
2003	0.25%	9,405	12.500683	117,569	1.96%	31.88%

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 2
2007	0.25%	317,232	12.898779	4,091,905	0.63%	-2.62%
2006	0.25%	208,584	13.246445	2,762,996	0.76%	16.69%
2005	0.25%	11,480	11.351855	130,319	0.00%	13.52	% 05/02/05

Gartmore GVIT – Small Cap Growth Fund: Class I – Intial Funding by Depositor
2006	0.25%	174,802	17.036832	2,978,072	0.00%	2.95%
2005	0.25%	186,986	16.548582	3,094,353	0.00%	7.82%
2004	0.25%	283,520	15.348222	4,351,528	0.00%	13.13%
2003	0.25%	59,176	13.566592	802,817	0.00%	33.93%

Goldman Sachs VIT Mid Cap Value Fund
2007	0.25%	1,727,904	21.334874	36,864,614	0.81%	2.94%
2006	0.25%	1,231,810	20.724643	25,528,822	0.98%	15.87%
2005	0.25%	792,502	17.885426	14,174,236	0.60%	12.54%
2004	0.25%	315,450	15.891856	5,013,086	0.74%	25.57%
2003	0.25%	259,089	12.655709	3,278,955	1.72%	28.07%

Janus Aspen Series – Balanced Portfolio – Service Shares
2007	0.25%	193,582	16.007046	3,098,676	2.47%	10.01%
2006	0.25%	83,320	14.550491	1,212,347	1.99%	10.14%
2005	0.25%	53,532	13.210934	707,208	2.04%	7.39%
2004	0.25%	53,754	12.301545	661,257	2.45%	8.02%
2003	0.25%	14,950	11.387925	170,249	2.34%	13.44%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Janus Aspen Series – Forty Portfolio – Service Shares
2007	0.25%	1,592,000	$12.630653	$20,108,000	0.19%	36.29%
2006	0.25%	1,255,440	9.267372	11,634,630	0.14%	8.84%
2005	0.25%	1,090,640	8.514303	9,286,039	0.01%	12.28%
2004	0.25%	956,584	7.583386	7,254,146	0.02%	17.67%
2003	0.25%	677,613	6.444456	4,366,847	0.25%	19.93%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2007	0.25%	291,228	5.152101	1,500,436	0.34%	21.39%
2006	0.25%	770,748	4.244167	3,271,183	0.00%	7.56%
2005	0.25%	229,560	3.945872	905,814	0.00%	11.27%
2004	0.25%	204,340	3.546168	724,624	0.00%	0.32%
2003	0.25%	97,833	3.535026	345,842	0.00%	46.11%

Janus Aspen Series – International Growth Portfolio – Service Shares
2007	0.25%	1,103,674	18.234395	20,124,828	0.44%	27.70%
2006	0.25%	1,109,576	14.279422	15,844,104	1.89%	46.26%
2005	0.25%	882,786	9.762789	8,618,453	1.05%	31.61%
2004	0.25%	680,002	7.417926	5,044,205	0.85%	18.39%
2003	0.25%	92,562	6.265664	579,962	1.02%	34.20%

JPMorgan Insurance Trust – Diversified Mid Cap Growth Portfolio 1
2007	0.25%	100,032	20.668909	2,067,552	0.00%	16.94%
2006	0.25%	62,906	17.674125	1,111,809	0.00%	11.11%
2005	0.25%	75 420	15 906622	1,199,677	0.00%	10.82%
2004	0.25%	82,778	14.354104	1,188,204	0.00%	12.34%
2003	0.25%	6,068	12.777560	77,534	0.00%	26.83%

JPMorgan Insurance Trust – Diversified Mid Cap Value Portfolio 1
2006	0.25%	730	19.287150	14,080	1.18%	16.43%
2005	0.25%	10,644	16.565444	176,323	0.60%	9.48%
2004	0.25%	22,074	15.130897	333,999	0.58%	15.11%
2003	0.25%	1,068	13.144807	14,039	0.57%	32.42%

Lincoln VIP – Baron Growth Opportunies Funds – Service Class
2007	0.25%	312,238	19.321952	6,033,048	0.00%	3.16%
2006	0.25%	186,980	18.729880	3,502,113	0.00%	15.23%
2005	0.25%	304,012	16.253697	4,941,319	0.00%	3.11%
2004	0.25%	84,614	15.763932	1,333,849	0.00%	25.33%
2003	0.25%	17,272	12.578424	217,255	0.00%	29.69%

Lord Abbett Series Fund, Inc. – Mid – Cap Value Portfolio – Class VC
2007	0.25%	87,970	12.658811	1,113,596	0.59%	0.33%
2006	0.25%	45,876	12.617407	578,836	0.89%	11.95%
2005	0.25%	19,122	11.270434	215,513	0.52%	12.70	% 05/02/05

MFS VIT – Research International Series – Service Class
2007	0.25%	128	10.563577	1,352	0.00%	5.64	% 05/01/07

Nationwide GVIT Strategic Value Fund – Class I
2003	0.25%	22,022	10.567653	232,721	0.04%	38.46%

Nationwide VIT – Federated High Income Bond Fund – Class I
2007	0.25%	419,204	17.115297	7,174,801	7.29%	2.88%
2006	0.25%	370,802	16.636894	6,168,994	7.41%	10.33%
2005	0.25%	204,814	15.079557	3,088,504	6.92%	2.13%
2004	0.25%	157,482	14.765731	2,325,337	7.58%	9.82%
2003	0.25%	33,606	13.445225	451,840	7.99%	21.97%

Nationwide VIT – Gartmore Emerging Markets Fund – Class I
2007	0.25%	406,344	36.226972	14,720,613	0.71%	45.21%
2006	0.25%	300,448	24.947405	7,495,398	0.71%	36.38%
2005	0.25%	198,760	18.292860	3,635,889	0.60%	32.31%
2004	0.25%	68,036	13.826171	940,677	1.04%	20.44%
2003	0.25%	14,303	11.479519	164,192	0.61%	64.85%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Gartmore Global Utilities Fund – Class l
2007	0.25%	27,478	$24.329252	$668,519	2.57%	20.13%
2006	0.25%	20,796	20.252066	421,162	2.84%	37.22%
2005	0.25%	15,934	14.758947	235,169	2.09%	6.12%
2004	0.25%	17,668	13.907406	245,716	1.64%	29.64%
2003	0.25%	1,187	10.727488	12,734	1.02%	23.74%

Nationwide VIT – Gartmore International Growth Fund – Class I
2007	0.25%	36,532	16.769826	612,635	0.38%	26.83%
2006	0.25%	55,980	13.222655	740,204	0.84%	32.63%
2005	0.25%	54,480	9.969281	543,126	1.10%	29.89%
2004	0.25%	28,960	7.675467	222,282	0.85%	13.91%
2003	0.25%	4,806	6.738255	32,384	0.00%	35.28%

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I
2007	0.25%	14,992	17.410223	261,014	0.41%	19.60%
2006	0.25%	13,250	14.557271	192,884	0.85%	25.57%
2005	0.25%	12,984	11.593174	150,526	1.11%	19.04%
2004	0.25%	34,068	9.738860	331,783	0.00%	15.38%
2003	0.25%	34,022	8.440937	287,178	0.00%	35.72%

Nationwide VIT – Global Financial Services Fund – Class I
2007	0.25%	38,992	19.345657	754,326	3.45%	-1.30%
2006	0.25%	30,252	19.600661	592,959	1.89%	20.02%
2005	0.25%	24,048	16.330978	392,727	2.00%	10.87%
2004	0.25%	8,572	14.729262	126,259	1.37%	20.69%
2003	0.25%	958	12.207124	11,694	1.08%	41.10%

Nationwide VIT – Global Health Sciences Fund – Class l
2007	0.25%	57,456	15.279611	877,905	0.07%	12.88%
2006	0.25%	29,942	13.536569	405,312	0.00%	2.45%
2005	0.25%	27,596	13.212593	364,615	0.00%	8.17%
2004	0.25%	24,814	12.214711	303,096	0.00%	7.59%
2003	0.25%	9,013	11.352997	102,325	0.00%	36.35%

Nationwide VIT – Global Technology and Communications Fund – Class I
2007	0.25%	519,226	4.165338	2,162,752	0.00%	19.79%
2006	0.25%	446,826	3.477132	1,553,673	0.00%	10.89%
2005	0.25%	262,362	3.135604	822,663	0.00%	-0.76%
2004	0.25%	674,980	3.159750	2,132,768	0.00%	4.05%
2003	0.25%	118,132	3.036698	358,731	0.00%	54.84%

Nationwide VIT – Government Bond Fund – Class I
2007	0.25%	3,004,026	14.352245	43,114,517	4.48%	6.89%
2006	0.25%	3,008,954	13.427221	40,401,890	3.95%	3.08%
2005	0.25%	3,496,292	13.025536	45,541,077	3.71%	3.01%
2004	0.25%	2,572,680	12.645377	32,532,509	5.38%	3.00%
2003	0.25%	1,556,780	12.276554	19,111,894	3.25%	1.75%

Nationwide VIT – Growth Fund – Class I
2007	0.25%	8,184	9.546438	78,128	0.18%	19.24%
2006	0.25%	45,366	8.005797	363,191	0.05%	5.90%
2005	0.25%	40,952	7.559516	309,577	0.08%	6.24%
2004	0.25%	73,454	7.115834	522,686	0.34%	7.89%
2003	0.25%	76,188	6.595662	502,510	0.02%	32.41%

Nationwide VIT – International Index Fund – Class II
2007	0.25%	164,488	10.117465	1,664,202	1.19%	1.17	% 05/01/07

Nationwide VIT – Investor Destinations Aggressive Fund – Class II
2007	0.25%	160,792	16.497208	2,652,619	2.03%	5.69%
2006	0.25%	77,654	15.608708	1,212,079	2.11%	16.58%
2005	0.25%	24,354	13.389188	326,080	2.02%	7.66%
2004	0.25%	14,712	12.436282	182,963	1.85%	13.74%
2003	0.25%	4,309	10.933839	47,114	1.57%	31.54%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Investor Destinations Conservative Fund – Class II
2007	0.25%	332,180	$12.924331	$4,293,204	3.54%	5.12%
2006	0.25%	287,996	12.295233	3,540,978	3.23%	5.90%
2005	0.25%	4,440	11.610294	51,550	2.49%	3.05%
2004	0.25%	6,398	11.266714	72,084	2.49%	4.39%
2003	0.25%	929	10.792806	10,027	2.59%	7.64%

Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	0.25%	341,144	14.677673	5,007,200	2.71%	5.39%
2006	0.25%	161,088	13.926464	2,243,386	2.47%	11.08%
2005	0.25%	31,934	12.537840	400,383	2.39%	5.08%
2004	0.25%	18,974	11.931529	226,389	2.21%	9.26%
2003	0.25%	7,829	10.920096	85,493	2.05%	19.75%

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2007	0.25%	236,756	15.818947	3,745,231	2.31%	5.88%
2006	0.25%	84,106	14.939913	1,256,536	2.25%	14.26%
2005	0.25%	80,236	13.075926	1,049,160	2.19%	6.81%
2004	0.25%	90,230	12.242773	1,104,665	2.01%	11.81%
2003	0.25%	3,797	10.949354	41,575	1.61%	26.33%

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2007	0.25%	260,644	13.881453	3,618,117	3.18%	5.59%
2006	0.25%	105,542	13.146115	1,387,467	2.84%	8.15%
2005	0.25%	151,626	12.155154	1,843,037	2.78%	4.23%
2004	0.25%	21,136	11.662359	246,496	2.38%	6.89%
2003	0.25%	2,613	10.910488	28,509	2.33%	13.41%

Nationwide VIT – J.P. Morgan Balanced Fund – Class I
2007	0.25%	182,240	13.002564	2,369,587	2.16%	4.36%
2006	0.25%	257,054	12.459031	3,202,644	2.25%	11.97%
2005	0.25%	234,374	11.127198	2,607,926	1.98%	2.29%
2004	0.25%	138,252	10.878396	1,503,960	1.94%	8.22%
2003	0.25%	86,171	10.052086	866,198	1.76%	18.12%

Nationwide VIT – Mid Cap Growth Fund – Class I
2007	0.25%	111,508	10.396626	1,159,307	0.00%	8.74%
2006	0.25%	154,712	9.560904	1,479,187	0.00%	9.63%
2005	0.25%	161,102	8.720733	1,404,928	0.00%	9.47%
2004	0.25%	989,792	7.966452	7,885,130	0.00%	15.05%
2003	0.25%	74,105	6.924341	513,128	0.00%	39.79%

Nationwide VIT – Mid Cap Index Fund – Class I
2007	0.25%	1,035,184	18.204864	18,845,384	1.35%	7.29%
2006	0.25%	993,900	16.967969	16,864,464	1.14%	9.62%
2005	0.25%	613,462	15.479497	9,496,083	1.04%	11.82%
2004	0.25%	317,498	13.843332	4,395,230	0.56%	15.44%
2003	0.25%	70,843	11.991494	849,513	0.50%	34.31%

Nationwide VIT – Money Market Fund – Class I
2007	0.25%	839,752	11.813525	9,920,431	4.65%	4.53%
2006	0.25%	906,990	11.301640	10,250,474	4.43%	4.27%
2005	0.25%	997,352	10.838856	10,810,155	2.61%	2.41%
2004	0.25%	877,048	10.583572	9,282,301	0.80%	0.56%
2003	0.25%	2,168,315	10.524702	22,820,869	0.63%	0.37%

Nationwide VIT – Money Market Fund – Class V
2007	0.25%	12,378,852	11.330392	140,257,246	4.74%	4.60%
2006	0.25%	11,262,860	10.831867	121,997,802	4.63%	4.35%
2005	0.25%	5,577,142	10.380057	57,891,052	2.74%	2.49%
2004	0.25%	9,126,608	10.127388	92,428,700	0.91%	0.64%
2003	0.25%	1,814,317	10.063117	18,257,684	0.70%	0.45%

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I
2007	0.25%	271,302	18.651020	5,060,059	0.00%	9.47%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I
2007	0.25%	575,424	$20.441984	$11,762,808	1.13%	-7.13%
2006	0.25%	667,586	22.010798	14,694,101	0.43%	17.00%
2005	0.25%	848,398	18.812416	15,960,416	0.07%	2.82%
2004	0.25%	557,634	18.297168	10,203,123	0.00%	17.01%
2003	0.25%	258,610	15.637860	4,044,107	0.00%	56.46%

Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	0.25%	1,805,786	17.836712	32,209,285	0.09%	1.88%
2006	0.25%	1,848,548	17.508253	32,364,846	0.10%	11.76%
2005	0.25%	1,912,752	15.666008	29,965,188	0.00%	12.04%
2004	0.25%	766,554	13.982897	10,718,646	0.00%	18.72%
2003	0.25%	492,798	11.777552	5,803,954	0.00%	40.66%

Nationwide VIT – Nationwide Fund – Class I
2007	0.25%	52,394	13.314351	697,592	1.03%	7.91%
2006	0.25%	236,736	12.338411	2,920,946	1.09%	13.34%
2005	0.25%	230,206	10.885739	2,505,962	1.00%	7.17%
2004	0.25%	200,466	10.157086	2,036,150	1.30%	9.48%
2003	0.25%	49,376	9.277816	458,101	0.59%	27.19%

Nationwide VIT – Nationwide Leaders Fund – Class I
2007	0.25%	3,872	17.726502	68,637	1.24%	11.28%
2006	0.25%	2,392	15.929628	38,104	0.70%	15.76%
2005	0.25%	8,298	13.761286	114,191	1.29%	10.04%
2004	0.25%	13,762	12.506076	172,109	0.48%	18.50%
2003	0.25%	1,148	10.553942	12,116	0.15%	25.07%

Nationwide VIT – U.S. Growth Leaders Fund – Class I
2007	0.25%	71,458	18.966559	1,355,312	0.00%	22.18%
2006	0.25%	93,502	15.523663	1,451,494	0.27%	-0.54%
2005	0.25%	80,480	15.607398	1,256,083	0.00%	11.68%
2004	0.25%	50,246	13.974657	702,171	0.00%	12.13%
2003	0.25%	33,465	12.463103	417,078	0.00%	51.76%

Nationwide VIT – Van Kampen Comstock Value Fund – Class I
2007	0.25%	48,922	12.068473	590,414	1.74%	-2.46%
2006	0.25%	36,988	12.373114	457,657	1.73%	15.62%
2005	0.25%	42,010	10.701838	449,584	1.61%	3.99%
2004	0.25%	36,102	10.291496	371,544	1.39%	17.21%
2003	0.25%	3,887	8.780739	34,131	1.34%	31.11%

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I
2007	0.25%	657,186	15.191219	9,983,456	4.18%	4.36%
2006	0.25%	450,402	14.556279	6,556,177	4.07%	4.58%
2005	0.25%	483,160	13.919206	6,725,204	3.99%	1.93%
2004	0.25%	63,742	13.656231	870,475	4.55%	6.27%
2003	0.25%	515,327	12.850783	6,622,355	5.42%	11.84%

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2007	0.25%	20,928	15.136586	316,778	0.00%	0.26%
2006	0.25%	18,450	15.096902	278,538	0.00%	4.99%
2005	0.25%	15,290	14.379334	219,860	0.00%	2.64%
2004	0.25%	22,204	14.009370	311,064	0.00%	11.60%
2003	0.25%	3,926	12.553503	49,285	0.00%	24.75%

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2007	0.25%	98,428	14.787583	1,455,512	0.26%	7.12%
2006	0.25%	194,222	13.804932	2,681,222	0.70%	13.09%
2005	0.25%	75,766	12.206553	924,842	0.15%	8.12%
2004	0.25%	91,408	11.289714	1,031,970	0.12%	15.53%
2003	0.25%	52,239	9.772505	510,506	0.89%	31.43%

Neuberger Berman AMT – Mid-Cap Growth Portfolio – I Class Shares
2007	0.25%	489,154	13.301400	6,506,433	0.00%	22.22%
2006	0.25%	391,016	10.883119	4,255,474	0.00%	14.41%
2005	0.25%	365,056	9.512489	3,472,591	0.00%	13.46%
2004	0.25%	678,994	8.384158	5,692,793	0.00%	16.02%
2003	0.25%	284,185	7.226636	2,053,702	0.00%	27.75%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Neuberger Berman AMT – Partners Portfolio – Class I
2007	0.25%	25,412	$17.855044	$453,732	0.62%	9.06%
2006	0.25%	70,676	16.371496	1,157,072	0.68%	11.96%
2005	0.25%	84,180	14.622460	1,230,919	0.98%	17.75%
2004	0.25%	191,928	12.418080	2,383,377	0.01%	18.68%
2003	0.25%	44,110	10.463664	461,552	0.00%	34.75%

Neuberger Berman AMT – Regency Portfolio – Class I
2007	0.25%	32,224	10.569832	340,602	0.46%	3.04%
2006	0.25%	6,524	10.257708	66,921	0.44%	2.58	% 05/01/06

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2007	0.25%	3,734,518	11.762653	43,927,839	0.22%	13.86%
2006	0.25%	3,188,414	10.330569	32,938,131	0.38%	7.68%
2005	0.25%	3,734,142	9.593805	35,824,630	0.91%	4.84%
2004	0.25%	1,591,142	9.151191	14,560,844	0.31%	6.67%
2003	0.25%	503,219	8.579039	4,317,135	0.38%	30.62%

Oppenheimer VAF – Global Securities Fund – Non-Service Shares
2007	0.25%	1,785,708	15.720950	28,073,026	1.33%	6.05%
2006	0.25%	1,608,848	14.823774	23,849,199	1.07%	17.40%
2005	0.25%	1,169,740	12.626867	14,770,151	1.00%	14.02%
2004	0.25%	436,776	11.073978	4,836,848	1.15%	18.87%
2003	0.25%	162,279	9.316393	1,511,855	0.73%	42.66%

Oppenheimer VAF – Main Street® – Non-Service Shares
2007	0.25%	225,200	12.928044	2,911,396	1.00%	4.16%
2006	0.25%	370,160	12.411511	4,594,245	1.10%	14.74%
2005	0.25%	381,782	10.817217	4,129,819	1.37%	5.71%
2004	0.25%	192,090	10.232719	1,965,603	0.83%	9.19%
2003	0.25%	264,755	9.371848	2,481,244	0.90%	26.40%

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares
2007	0.25%	1,094,732	9.260496	10,137,761	0.00%	6.07%
2006	0.25%	1,386,376	8.730923	12,104,342	0.00%	2.70%
2005	0.25%	1,772,498	8.501413	15,068,738	0.00%	12.05%
2004	0.25%	1,726,784	7.587355	13,101,723	0.00%	19.48%
2003	0.25%	809,116	6.350438	5,138,241	0.00%	25.28%

PIMCO VIT – All Asset Portfolio – Administrative Shares
2007	0.25%	133,088	13.398414	1,783,168	8.25%	8.06%
2006	0.25%	121,412	12.399544	1,505,453	4.03%	4.40%
2005	0.25%	287,514	11.877133	3,414,842	4.94%	5.96%
2004	0.25%	10,938	11.208609	122,600	6.86%	12.09	% 05/03/04

PIMCO VIT – Low Duration Portfolio – Administrative Shares
2007	0.25%	1,853,686	11.823104	21,916,322	4.75%	7.10%
2006	0.25%	875,682	11.038824	9,666,499	4.19%	3.70%
2005	0.25%	747,294	10.644694	7,954,716	2.71%	0.75%
2004	0.25%	554,690	10.565271	5,860,450	1.29%	1.58%
2003	0.25%	1,496,037	10.400435	15,559,436	1.22%	2.09%

PIMCO VIT – Real Return Portfolio – Administrative Shares
2007	0.25%	1,535,174	13.803269	21,190,420	4.64%	10.37%
2006	0.25%	1,287,852	12.506613	16,106,667	4.26%	0.49%
2005	0.25%	1,206,896	12.445521	15,020,450	2.85%	1.82%
2004	0.25%	309,916	12.223233	3,788,175	1.03%	8.62%
2003	0.25%	73,396	11.253423	825,956	2.35%	8.58%

PIMCO VIT – Total Return Portfolio – Administrative Shares
2007	0.25%	5,454,364	13.002214	70,918,808	4.81%	8.47%
2006	0.25%	3,326,500	11.986960	39,874,622	4.42%	3.59%
2005	0.25%	2,083,246	11.571785	24,106,875	3.47%	2.17%
2004	0.25%	1,511,060	11.325918	17,114,142	1.92%	4.62%
2003	0.25%	1,182,357	10.825824	12,799,989	2.71%	4.78%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Pioneer VCT – Pioneer High Yield Portfolio – Class I Shares
2007	0.25%	195,182	$17.203983	$3,357,908	5.36%	5.65%
2006	0.25%	82,444	16.283186	1,342,451	5.53%	8.23%
2005	0.25%	36,528	15.044787	549,556	5.49%	1.69%
2004	0.25%	53,634	14.794578	793,492	5.59%	7.79%
2003	0.25%	379,007	13.725038	5,201,885	5.84%	32.45%

Royce Capital Fund – Micro-Cap Portfolio
2007	0.25%	1,213,818	23.821182	28,914,579	1.50%	3.72%
2006	0.25%	779,248	22.967474	17,897,358	0.17%	20.77%
2005	0.25%	690,136	19.017724	13,124,816	0.60%	11.33%
2004	0.25%	271,392	17.082044	4,635,930	0.00%	13.56%
2003	0.25%	85,061	15.042113	1,279,497	0.00%	48.79%

T. Rowe Price Equity Income Portfolio – II
2007	0.25%	2,229,008	18.178518	40,520,062	1.51%	2.77%
2006	0.25%	1,540,034	17.688346	27,240,654	1.35%	18.35%
2005	0.25%	892,058	14.945544	13,332,292	1.39%	3.44%
2004	0.25%	366,698	14.448971	5,298,409	1.46%	14.33%
2003	0.25%	167,637	12.637920	2,118,583	1.80%	24.86%

T. Rowe Price Mid – Cap Growth Portfolio — II
2007	0.25%	726,466	23.547392	17,106,380	0.00%	16.93%
2006	0.25%	560,134	20.137940	11,279,945	0.00%	6.12%
2005	0.25%	356,418	18.977178	6,763,808	0.00%	14.15%
2004	0.25%	179,746	16.624542	2,988,195	0.00%	17.76%
2003	0.25%	279,141	14.117448	3,940,759	0.00%	37.75%

T. Rowe Price New America Growth Portfolio
2007	0.25%	194,180	13.682900	2,656,946	0.00%	13.49%
2006	0.25%	86,392	12.056017	1,041,543	0.04%	7.06%
2005	0.25%	2,404	11.260565	27,070	0.00%	4.21%
2004	0.25%	560	10.805340	6,051	0.00%	8.05	% 05/03/04

T. Rowe Price Personal Strategy Balanced Portfolio
2007	0.25%	5,720	10.865761	62,152	1.34%	7.34%

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares
2007	0.25%	50,616	8.832711	447,076	0.54%	7.51%
2006	0.25%	91,596	8.215346	752,493	0.11%	8.93%
2005	0.25%	101,932	7.541951	768,766	0.00%	3.36%
2004	0.25%	154,666	7.296964	1,128,592	0.40%	5.95%
2003	0.25%	71,544	6.887482	492,758	0.11%	25.69%

Turner GVIT Growth Focus Fund – Class I
2003	0.25%	23,948	3.309832	79,264	0.00%	50.59%

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class
2007	0.25%	105,400	44.930650	4,735,691	0.40%	37.27%
2006	0.25%	66,446	32.731758	2,174,894	0.56%	39.14%
2005	0.25%	41,596	23.523647	978,490	0.71%	31.67%
2004	0.25%	212,994	17.865954	3,805,341	0.53%	25.58%
2003	0.25%	38,302	14.227140	544,928	0.11%	53.80%

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class
2007	0.25%	170,146	47.252962	8,039,902	0.11%	44.99%
2006	0.25%	153,486	32.590053	5,002,117	0.06%	24.18%
2005	0.25%	129,856	26.243783	3,407,913	0.31%	51.29%
2004	0.25%	31,156	17.346378	540,444	0.31%	23.92%
2003	0.25%	12,374	14.026509	173,564	0.41%	44.72%

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2007	0.25%	74,644	22.760599	1,698,942	7.13%	6.26%
2006	0.25%	49,984	21.418803	1,070,597	10.28%	10.53%
2005	0.25%	48,476	19.378063	939,371	7.14%	11.97%
2004	0.25%	37,344	17.306300	646,286	7.52%	9.79%
2003	0.25%	68,138	15.763497	1,074,093	0.00%	27.55%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Van Kampen UIF – Mid Cap Growth Portfolio – class I
2007	0.25%	401,714	$11.268795	$4,526,833	0.00%	22.36%
2006	0.25%	265,862	9.209696	2,448,508	0.00%	9.00%
2005	0.25%	144,664	8.449046	1,222,273	0.00%	17.28%
2004	0.25%	137,920	7.204463	993,640	0.00%	21.29%
2003	0.25%	74,914	5.939719	444,968	0.00%	41.41%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2007	0.25%	617,432	28.522644	17,610,793	1.11%	-17.28%
2006	0.25%	709,670	34.480507	24,469,781	1.07%	37.70%
2005	0.25%	546,448	25.040093	13,683,109	1.19%	16.76%
2004	0.25%	352,704	21.445777	7,564,011	1.61%	36.05%
2003	0.25%	151,526	15.762653	2,388,452	0.00%	37.17%

W&R Target Funds, Inc. – Growth Portfolio
2007	0.25%	2,806	15.403902	43,223	0.00%	25.50%

W&R Target Funds, Inc. – Real Estate Securities Portfolio
2007	0.25%	3,926	12.480780	49,000	1.28%	-16.28%
2006	0.25%	594	14.907103	8,855	1.58%	29.76%

W&R Target Funds, Inc. – Science and Technology Portfolio
2007	0.25%	448	10.188127	4,564	0.00%	1.88	% 09/27/07

Wells Fargo AVT – Opportunity FundSM
2007	0.25%	358,194	14.277593	5,114,148	0.61%	6.37%
2006	0.25%	454,354	13.423088	6,098,834	0.00%	11.94%
2005	0.25%	470,806	11.991404	5,645,625	0.00%	7.62%
2004	0.25%	469,872	11.142802	5,235,691	0.00%	17.93%
2003	0.25%	169,629	9.449055	1,602,834	0.08%	36.66%

The BEST of AMERICA® America’s FUTURE Life SeriesSM
Reduced Fee Tier (0.40%)

AIM VIF – Basic Value Fund – Series I
2007	0.40%	16,380	17.397964	284,979	0.59%	1.14%
2006	0.40%	30,412	17.202471	523,162	0.42%	12.75%
2005	0.40%	44,502	15.256716	678,954	0.09%	5.32%
2004	0.40%	73,606	14.486704	1,066,308	0.00%	10.63%
2003	0.40%	82,900	13.095200	1,085,592	0.06%	33.09%

AIM VIF – Capital Appreciation Fund – Series I
2003	0.40%	13,547	13.224712	179,155	0.00%	34.82%

AIM VIF – Capital Development Fund – Series I
2007	0.40%	129,860	21.279639	2,763,374	0.00%	10.40%
2006	0.40%	137,464	19.275099	2,649,632	0.00%	16.06%
2005	0.40%	247,510	16.608430	4,110,753	0.00%	9.17%
2004	0.40%	59,864	15.213529	910,743	0.00%	15.04%

AIM VIF – International Growth Fund – Series I
2007	0.40%	475,710	20.410961	9,709,698	0.53%	14.26%
2006	0.40%	461,146	17.863705	8,237,776	0.97%	27.72%
2005	0.40%	457,728	13.986284	6,401,914	1.14%	17.46%
2004	0.40%	152,296	11.907437	1,813,455	1.36%	19.07	% 05/03/04

AllianceBernstein VPS – Growth and Income Portfolio – Class A
2007	0.40%	63,592	18.737498	1,191,555	1.44%	4.70%
2006	0.40%	395,572	17.896979	7,079,544	1.37%	16.82%
2005	0.40%	386,306	15.320186	5,918,280	1.48%	4.45%
2004	0.40%	309,918	14.667608	4,545,756	0.92%	11.02%
2003	0.40%	246,983	13.212012	3,263,142	0.51%	31.97%

AllianceBernstein VPS – International Value Portfolio – Class A
2007	0.40%	764,464	11.924192	9,115,616	1.13%	5.42%
2006	0.40%	453,968	11.311574	5,135,093	0.57%	13.12	% 05/01/06

American Century VP – Income & Growth Fund – Class I
2006	0.40%	280	14.724248	4,123	1.85%	16.62%
2005	0.40%	1,326	12.625722	16,742	1.94%	4.21%
2004	0.40%	177,026	12.115153	2,144,697	1.37%	12.54%
2003	0.40%	350,297	10.765053	3,770,966	1.28%	28.84%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

American Century VP – International Fund – Class I
2007	0.40%	3,154	$17.343787	$54,702	0.70%	17.58%
2006	0.40%	146,198	14.750278	2,156,461	1.58%	24.53%
2005	0.40%	243,536	11.844974	2,884,678	1.25%	12.80%
2004	0.40%	1,074,540	10.500552	11,283,263	0.56%	14.47%
2003	0.40%	2,984,336	9.173579	27,377,042	0.73%	24.01%

American Century VP – Ultra® Fund – Class I
2007	0.40%	9,950	12.990210	129,253	0.00%	20.53%
2006	0.40%	15,632	10.777532	168,474	0.00%	-3.66%
2005	0.40%	28,284	11.187064	316,415	0.00%	1.76%
2004	0.40%	102,910	10.993709	1,131,363	0.00%	10.23%
2003	0.40%	79,186	9.973091	789,729	0.00%	24.40%

American Century VP – Value Fund – Class I
2007	0.40%	199,154	18.202380	3,625,077	1.58%	-5.52%
2006	0.40%	250,854	19.265641	4,832,863	1.41%	18.18%
2005	0.40%	371,836	16.301854	6,061,616	0.83%	4.62%
2004	0.40%	572,678	15.582659	8,923,846	0.97%	13.88%
2003	0.40%	835,035	13.683795	11,426,448	1.04%	28.44%

American Century VP – VistaSM Fund – Class I
2007	0.40%	9,298	17.281076	160,679	0.00%	39.21%
2006	0.40%	9,374	12.413582	116,365	0.00%	8.57%
2005	0.40%	596	11.433293	6,814	0.00%	14.33	% 05/02/05

BlackRock International Index Portfolio – Class II
2006	0.40%	17,946	14.547195	261,064	5.83%	25.18%
2005	0.40%	220	11.621096	2,557	1.76%	16.21	% 05/02/05

BlackRock Large Cap Core V.I. Fund – Class II
2007	0.40%	15,428	14.219711	219,382	1.23%	7.69%
2006	0.40%	17,728	13.203975	234,080	0.79%	14.16%
2005	0.40%	73,626	11.566434	851,590	0.74%	15.66	% 05/02/05

Calvert Variable Series Inc. – Social Equity Portfolio
2006	0.40%	512	15.240875	7,803	0.00%	9.62%
2005	0.40%	428	13.903575	5,951	0.06%	4.13%
2004	0.40%	6,064	13.352495	80,970	0.08%	6.73%
2003	0.40%	1,076	12.510533	13,461	0.01%	21.69%

Credit Suisse Trust – Large Cap Value Portfolio
2003	0.40%	17,547	10.955988	192,245	0.76%	24.66%

Dreyfus IP – Mid Cap Stock Portfolio – Initial Shares
2007	0.40%	2,880	17.588091	50,654	0.45%	1.09%
2006	0.40%	6,714	17.398454	116,813	0.37%	7.32%
2005	0.40%	9,248	16.211755	149,926	0.02%	8.74%
2004	0.40%	25,166	14.909204	375,205	0.43%	14.02%
2003	0.40%	58,097	13.076217	759,689	1.02%	31.20%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2007	0.40%	207,618	15.357469	3,188,487	0.38%	-1.05%
2006	0.40%	418,714	15.520951	6,498,839	0.38%	13.96%
2005	0.40%	434,388	13.620186	5,916,445	0.00%	6.81%
2004	0.40%	164,998	12.752292	2,104,103	0.57%	21.40%
2003	0.40%	61,690	10.504526	648,024	0.27%	37.23%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	0.40%	3,158,044	14.346541	45,307,008	1.72%	4.83%
2006	0.40%	4,780,522	13.685152	65,422,170	1.64%	15.04%
2005	0.40%	3,928,314	11.896207	46,732,037	1.63%	4.27%
2004	0.40%	6,072,526	11.408542	69,278,668	1.82%	10.20%
2003	0.40%	9,284,780	10.352696	96,122,505	1.54%	27.85%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2007	0.40%	65,988	14.746966	973,123	1.56%	6.70%
2006	0.40%	265,322	13.820624	3,666,916	1.53%	16.01%
2005	0.40%	471,228	11.912967	5,613,724	0.02%	3.96%
2004	0.40%	504,718	11.458946	5,783,536	1.67%	4.63%
2003	0.40%	830,526	10.952239	9,096,119	1.18%	20.69%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Dreyfus VIF – International Value Portfolio – Initial Shares
2007	0.40%	180,206	$21.606848	$3,893,684	1.57%	3.74%
2006	0.40%	293,760	20.828757	6,118,656	1.25%	22.11%
2005	0.40%	369,294	17.057481	6,299,225	0.00%	11.44%
2004	0.40%	507,212	15.305834	7,763,303	1.23%	19.54%
2003	0.40%	146,661	12.803571	1,877,785	2.67%	35.81%

DWS Variable Series II – Dreman High Return Equity VIP – Class B
2007	0.40%	1,088	10.955918	11,920	0.92%	-2.58%

Federated IS – Quality Bond Fund II – Primary Shares
2007	0.40%	18,180	14.987597	272,475	5.83%	4.96%
2006	0.40%	68,922	14.279265	984,156	5.17%	3.74%
2005	0.40%	592,368	13.764550	8,153,679	3.55%	0.89%
2004	0.40%	1,333,708	13.642560	18,195,191	3.92%	3.21%
2003	0.40%	2,418,929	13.218733	31,975,177	3.30%	4.23%

Fidelity® VIP – Equity-Income Portfolio – Service Class
2007	0.40%	275,862	16.184435	4,464,671	1.67%	1.01%
2006	0.40%	520,282	16.022504	8,336,220	3.15%	19.60%
2005	0.40%	722,038	13.396579	9,672,839	1.56%	5.34%
2004	0.40%	1,784,684	12.717880	22,697,397	1.39%	10.94%
2003	0.40%	2,509,045	11.463982	28,763,647	1.66%	29.70%

Fidelity® VIP – Growth Portfolio – Service Class
2007	0.40%	190,114	15.988944	3,039,722	0.62%	26.36%
2006	0.40%	245,682	12.653389	3,108,710	0.28%	6.31%
2005	0.40%	510,730	11.902677	6,079,054	0.41%	5.25%
2004	0.40%	1,600,358	11.308717	18,097,996	0.16%	2.85%
2003	0.40%	2,979,457	10.995198	32,759,720	0.18%	32.25%

Fidelity® VIP – High Income Portfolio – Service Class
2006	0.40%	244	10.547905	2,574	7.58%	10.73%
2005	0.40%	2,824	9.525383	26,900	14.70%	2.11%
2004	0.40%	217,058	9.328110	2,024,741	8.03%	9.03%
2003	0.40%	504,057	8.555502	4,312,461	6.36%	26.46%

Fidelity® VIP – Overseas Portfolio – Service Class
2007	0.40%	205,152	17.708202	3,632,873	3.19%	16.74%
2006	0.40%	581,496	15.169405	8,820,948	0.84%	17.48%
2005	0.40%	700,420	12.912620	9,044,257	0.56%	18.50%
2004	0.40%	912,684	10.896942	9,945,465	0.98%	13.03%
2003	0.40%	746,827	9.640353	7,199,676	0.63%	42.63%

Fidelity® VIP II – Contrafund® Portfolio – Service Class
2007	0.40%	694,122	22.806621	15,830,577	0.89%	17.04%
2006	0.40%	967,474	19.486792	18,852,965	1.12%	11.15%
2005	0.40%	1,090,144	17.532748	19,113,220	0.19%	16.38%
2004	0.40%	1,506,264	15.064815	22,691,589	0.24%	14.88%
2003	0.40%	1,901,875	13.113640	24,940,504	0.30%	27.84%

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2007	0.40%	5,038	11.607727	58,480	3.80%	3.79%
2006	0.40%	880	11.183530	9,842	3.34%	3.88%
2005	0.40%	372	10.765329	4,005	2.69%	1.67%

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class
2005	0.40%	608	9.527944	5,793	0.84%	8.43%
2004	0.40%	20,800	8.787333	182,777	0.48%	6.63%
2003	0.40%	259,028	8.240791	2,134,596	0.59%	29.14%

Fidelity® VIP III – Mid Cap Portfolio – Service Class
2007	0.40%	51,988	26.511996	1,378,306	0.72%	15.02%
2006	0.40%	35,172	23.049221	810,687	0.23%	12.14%
2005	0.40%	3,976	20.553596	81,721	0.00%	17.73%

Fidelity® VIP III – Value Strategies Portfolio – Service Class
2006	0.40%	14	15.797724	221	0.49%	15.73%
2005	0.40%	2,310	13.649958	31,531	0.00%	2.15%
2004	0.40%	64,044	13.363171	855,831	0.00%	13.53%
2003	0.40%	59,064	11.770364	695,205	0.00%	57.16%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Franklin Templeton VIP – Foreign Securities Fund – Class 2
2007	0.40%	64,892	$22.480343	$1,458,794	1.86%	14.99%
2006	0.40%	494,684	19.549201	9,670,677	1.24%	20.96%
2005	0.40%	485,970	16.161499	7,854,004	1.12%	9.73%
2004	0.40%	397,492	14.728417	5,854,428	1.11%	18.06%
2003	0.40%	300,494	12.475864	3,748,922	1.96%	31.96%

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 2
2007	0.40%	62,522	12.847323	803,240	0.63%	-2.77%
2006	0.40%	62,174	13.213518	821,537	0.76%	16.52%
2005	0.40%	199,332	11.340582	2,260,541	0.00%	13.41	% 05/02/05

Gartmore GVIT – Small Cap Growth Fund: Class I – Intial Funding by Depositor
2006	0.40%	106,988	16.842189	1,801,912	0.00%	2.80%
2005	0.40%	123,110	16.384018	2,017,036	0.00%	7.66%
2004	0.40%	302,750	15.218321	4,607,347	0.00%	12.96%
2003	0.40%	315,046	13.471955	4,244,286	0.00%	33.73%

Goldman Sachs VIT Mid Cap Value Fund
2007	0.40%	707,562	21.165166	14,975,667	0.81%	2.79%
2006	0.40%	1,066,122	20.590810	21,952,316	0.98%	15.70%
2005	0.40%	1,114,814	17.796530	19,839,821	0.60%	12.38%
2004	0.40%	1,046,542	15.836525	16,573,589	0.74%	25.38%
2003	0.40%	599,528	12.630569	7,572,380	1.72%	27.88%

Janus Aspen Series – Balanced Portfolio – Service Shares
2007	0.40%	133,728	15.879713	2,123,562	2.47%	9.84%
2006	0.40%	165,700	14.456527	2,395,447	1.99%	9.98%
2005	0.40%	208,740	13.145265	2,743,943	2.04%	7.23%
2004	0.40%	285,628	12.258707	3,501,430	2.45%	7.86%
2003	0.40%	360,530	11.365300	4,097,532	2.34%	13.27%

Janus Aspen Series – Forty Portfolio – Service Shares
2007	0.40%	59,336	12.481327	740,592	0.19%	36.09%
2006	0.40%	228,352	9.171618	2,094,357	0.14%	8.68%
2005	0.40%	217,772	8.438947	1,837,766	0.01%	12.11%
2004	0.40%	878,196	7.527514	6,610,633	0.02%	17.50%
2003	0.40%	1,755,706	6.406568	11,248,050	0.25%	19.75%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2007	0.40%	2,106	5.091162	10,722	0.34%	21.21%
2006	0.40%	52	4.200294	218	0.00%	7.40%
2005	0.40%	8,530	3.910937	33,360	0.00%	11.11%
2004	0.40%	183,526	3.520024	646,016	0.00%	0.16%
2003	0.40%	524,317	3.514240	1,842,576	0.00%	45.89%

Janus Aspen Series – International Growth Portfolio – Service Shares
2007	0.40%	4,662	18.018848	84,004	0.44%	27.50%
2006	0.40%	43,784	14.131910	618,752	1.89%	46.05%
2005	0.40%	156,464	9.676381	1,514,005	1.05%	31.41%
2004	0.40%	1,087,636	7.363272	8,008,560	0.85%	18.21%
2003	0.40%	2,277,464	6.228826	14,185,927	1.02%	34.00%

JPMorgan Insurance Trust – Diversified Mid Cap Growth Portfolio 1
2007	0.40%	106,088	20.505746	2,175,414	0.00%	16.77%
2006	0.40%	83,526	17.561058	1,466,805	0.00%	10.95%
2005	0.40%	90,134	15.828526	1,426,688	0.00%	10.65%
2004	0.40%	99,214	14.304998	1,419,256	0.00%	12.17%
2003	0.40%	208,667	12.752960	2,661,122	0.00%	26.64%

JPMorgan Insurance Trust – Diversified Mid Cap Value Portfolio 1
2006	0.40%	2,838	19.163821	54,387	1.18%	16.26%
2005	0.40%	14,156	16.484146	233,350	0.60%	9.32%
2004	0.40%	35,252	15.079159	531,571	0.58%	14.94%
2003	0.40%	30,988	13.119525	406,548	0.57%	32.22%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Lincoln VIP – Baron Growth Opportunies Funds – Service Class
2007	0.40%	154,928	$19.168269	$2,969,702	0.00%	3.01%
2006	0.40%	206,184	18.608964	3,836,871	0.00%	15.06%
2005	0.40%	191,636	16.172933	3,099,316	0.00%	2.95%
2004	0.40%	171,058	15.709055	2,687,160	0.00%	25.14%
2003	0.40%	107,132	12.553439	1,344,875	0.00%	29.49%

Lord Abbett Series Fund, Inc. – Mid-Cap Value Portfolio – Class VC
2007	0.40%	14,806	12.608296	186,678	0.59%	0.18%
2006	0.40%	7,064	12.586028	88,908	0.89%	11.78%
2005	0.40%	1,690	11.259238	19,028	0.52%	12.59	% 05/02/05

MFS VIT – Research International Series – Service Class
2007	0.40%	772	10.552986	8,147	0.00%	5.53	% 05/01/07

Nationwide GVIT Strategic Value Fund – Class I
2003	0.40%	19,292	9.311693	179,641	0.04%	38.25%

Nationwide VIT – Federated High Income Bond Fund – Class I
2007	0.40%	205,334	15.518038	3,186,381	7.29%	2.72%
2006	0.40%	230,582	15.107048	3,483,413	7.41%	10.16%
2005	0.40%	224,370	13.713412	3,076,878	6.92%	1.97%
2004	0.40%	329,516	13.448117	4,431,370	7.58%	9.66%
2003	0.40%	767,382	12.263819	9,411,034	7.99%	21.78%

Nationwide VIT – Gartmore Emerging Markets Fund – Class I
2007	0.40%	273,120	35.835395	9,787,363	0.71%	44.99%
2006	0.40%	316,790	24.714946	7,829,448	0.71%	36.17%
2005	0.40%	150,756	18.149525	2,736,150	0.60%	32.11%
2004	0.40%	182,748	13.738334	2,510,653	1.04%	20.26%
2003	0.40%	183,203	11.423706	2,092,857	0.61%	64.60%

Nationwide VIT – Gartmore Global Utilities Fund – Class l
2006	0.40%	2,542	20.110980	51,122	2.84%	37.01%
2005	0.40%	2,742	14.678049	40,247	2.09%	5.96%
2004	0.40%	15,120	13.851870	209,440	1.64%	29.45%
2003	0.40%	13,251	10.700667	141,795	1.02%	23.56%

Nationwide VIT – Gartmore International Growth Fund – Class I
2006	0.40%	416	13.099372	5,449	0.84%	32.44%
2005	0.40%	4	9.891115	40	1.10%	29.69%
2004	0.40%	25,428	7.626680	193,931	0.85%	13.74%
2003	0.40%	52,743	6.705480	353,667	0.00%	35.08%

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I
2006	0.40%	24	15.509710	372	0.85%	25.38%
2005	0.40%	78	12.370181	965	1.11%	18.86%
2004	0.40%	1,704	10.407118	17,734	0.00%	15.20%
2003	0.40%	30,673	9.033664	277,090	0.00%	35.52%

Nationwide VIT – Global Financial Services Fund – Class I
2006	0.40%	5,096	19.464132	99,189	1.89%	19.84%
2005	0.40%	3,938	16.241486	63,959	2.00%	10.71%
2004	0.40%	59,974	14.670465	879,846	1.37%	20.51%
2003	0.40%	44,687	12.173639	544,003	1.08%	40.89%

Nationwide VIT – Global Health Sciences Fund – Class l
2007	0.40%	2,882	15.150267	43,663	0.07%	12.71%
2006	0.40%	18,258	13.442227	245,428	0.00%	2.30%
2005	0.40%	13,866	13.140144	182,201	0.00%	8.01%
2004	0.40%	57,244	12.165918	696,426	0.00%	7.43%
2003	0.40%	52,928	11.324625	599,390	0.00%	36.15%

Nationwide VIT – Global Technology and Communications Fund – Class I
2007	0.40%	80,076	4.120279	329,935	0.00%	19.61%
2006	0.40%	238,650	3.444715	822,081	0.00%	10.73%
2005	0.40%	232,710	3.111019	723,965	0.00%	-0.91%
2004	0.40%	481,400	3.139672	1,511,438	0.00%	3.90%
2003	0.40%	573,189	3.021924	1,732,134	0.00%	54.61%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Government Bond Fund – Class I
2007	0.40%	440,784	$16.208282	$7,144,351	4.48%	6.73%
2006	0.40%	445,662	15.186518	6,768,054	3.95%	2.93%
2005	0.40%	800,072	14.754249	11,804,462	3.71%	2.85%
2004	0.40%	2,350,974	14.345081	33,724,912	5.38%	2.85%
2003	0.40%	5,633,215	13.947593	78,569,790	3.25%	1.59%

Nationwide VIT – Growth Fund – Class I
2006	0.40%	4	6.904680	28	0.05%	5.75%
2005	0.40%	3,778	6.529541	24,669	0.08%	6.08%
2004	0.40%	16,686	6.155504	102,711	0.34%	7.72%
2003	0.40%	76,097	5.714099	434,826	0.02%	32.21%

Nationwide VIT – International Index Fund – Class II
2007	0.40%	55,246	10.107323	558,389	1.19%	1.07	% 05/01/07

Nationwide VIT – Investor Destinations Aggressive Fund – Class II
2007	0.40%	157,686	16.351146	2,578,347	2.03%	5.53%
2006	0.40%	171,634	15.493861	2,659,273	2.11%	16.40%
2005	0.40%	104,554	13.310555	1,391,672	2.02%	7.50%
2004	0.40%	63,674	12.381734	788,395	1.85%	13.57%
2003	0.40%	19,629	10.902206	213,999	1.57%	31.34%

Nationwide VIT – Investor Destinations Conservative Fund – Class II
2007	0.40%	106,108	12.809833	1,359,226	3.54%	4.96%
2006	0.40%	92,396	12.204705	1,127,666	3.23%	5.74%
2005	0.40%	49,050	11.542054	566,138	2.49%	2.90%
2004	0.40%	95,536	11.217265	1,071,653	2.49%	4.23%
2003	0.40%	12,703	10.761565	136,704	2.59%	7.48%

Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	0.40%	384,024	14.547724	5,586,675	2.71%	5.24%
2006	0.40%	490,632	13.823999	6,782,496	2.47%	10.91%
2005	0.40%	390,100	12.464210	4,862,288	2.39%	4.92%
2004	0.40%	264,480	11.879208	3,141,813	2.21%	9.10%
2003	0.40%	37,624	10.888513	409,669	2.05%	19.57%

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2007	0.40%	202,098	15.678888	3,168,672	2.31%	5.72%
2006	0.40%	268,984	14.829966	3,989,024	2.25%	14.08%
2005	0.40%	181,156	12.999118	2,354,868	2.19%	6.65%
2004	0.40%	142,944	12.189084	1,742,356	2.01%	11.65%
2003	0.40%	56,878	10.917690	620,976	1.61%	26.14%

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2007	0.40%	1,104,372	13.758509	15,194,512	3.18%	5.43%
2006	0.40%	820,496	13.049356	10,706,944	2.84%	7.99%
2005	0.40%	521,412	12.083751	6,300,613	2.78%	4.07%
2004	0.40%	210,474	11.611205	2,443,857	2.38%	6.73%
2003	0.40%	13,568	10.878938	147,605	2.33%	13.24%

Nationwide VIT – J.P. Morgan Balanced Fund – Class I
2006	0.40%	608	12.170646	7,400	2.25%	11.80%
2005	0.40%	39,454	10.885904	429,492	1.98%	2.13%
2004	0.40%	241,606	10.658428	2,575,140	1.94%	8.06%
2003	0.40%	533,567	9.863609	5,262,896	1.76%	17.94%

Nationwide VIT – Mid Cap Growth Fund – Class I
2006	0.40%	94	13.633719	1,282	0.00%	9.47%
2005	0.40%	468	12.454266	5,829	0.00%	9.30%
2004	0.40%	114,718	11.394076	1,307,106	0.00%	14.88%
2003	0.40%	335,334	9.918443	3,325,991	0.00%	39.58%

Nationwide VIT – Mid Cap Index Fund – Class I
2007	0.40%	374,168	22.779636	8,523,411	1.35%	7.13%
2006	0.40%	660,842	21.263963	14,052,120	1.14%	9.45%
2005	0.40%	746,512	19.427688	14,503,002	1.04%	11.65%
2004	0.40%	1,048,696	17.400194	18,247,514	0.56%	15.27%
2003	0.40%	1,017,996	15.095175	15,366,828	0.50%	34.11%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Money Market Fund – Class I
2005	0.40%	1,872	$12.182168	$22,805	2.61%	2.26%
2004	0.40%	165,086	11.913109	1,966,688	0.80%	0.41%
2003	0.40%	541,898	11.864684	6,429,449	0.63%	0.22%

Nationwide VIT – Money Market Fund – Class V
2007	0.40%	3,398,038	11.242166	38,201,307	4.74%	4.44%
2006	0.40%	4,048,114	10.763797	43,573,077	4.63%	4.20%
2005	0.40%	5,136,552	10.330316	53,062,205	2.74%	2.34%
2004	0.40%	7,815,054	10.093995	78,885,116	0.91%	0.49%
2003	0.40%	11,999,723	10.045042	120,537,722	0.70%	0.30%

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I
2007	0.40%	28,166	18.410147	518,540	0.00%	9.31%

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I
2007	0.40%	25,628	22.768858	583,520	1.13%	-7.27%
2006	0.40%	104,786	24.553275	2,572,839	0.43%	16.83%
2005	0.40%	395,632	21.016857	8,314,941	0.07%	2.66%
2004	0.40%	1,039,852	20.471824	21,287,667	0.00%	16.83%
2003	0.40%	1,315,269	17.522719	23,047,089	0.00%	56.23%

Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	0.40%	227,380	22.796223	5,183,405	0.09%	1.72%
2006	0.40%	428,830	22.410227	9,610,178	0.10%	11.59%
2005	0.40%	832,540	20.082219	16,719,251	0.00%	11.87%
2004	0.40%	1,815,822	17.951460	32,596,656	0.00%	18.55%
2003	0.40%	2,515,752	15.142892	38,095,761	0.00%	40.45%

Nationwide VIT – Nationwide Fund – Class I
2007	0.40%	1,370	13.797367	18,902	1.03%	7.75%
2006	0.40%	31,470	12.805324	402,984	1.09%	13.18%
2005	0.40%	28,310	11.314587	320,316	1.00%	7.01%
2004	0.40%	119,314	10.573030	1,261,511	1.30%	9.31%
2003	0.40%	331,958	9.672247	3,210,780	0.59%	27.00%

Nationwide VIT – Nationwide Leaders Fund – Class I
2006	0.40%	54	15.818643	854	0.70%	15.58%
2005	0.40%	212	13.685866	2,901	1.29%	9.87%
2004	0.40%	996	12.456136	12,406	0.48%	18.32%
2003	0.40%	2,091	10.527571	22,013	0.15%	24.88%

Nationwide VIT – U.S. Growth Leaders Fund – Class I
2006	0.40%	118	15.415524	1,819	0.27%	-0.69%
2005	0.40%	816	15.521877	12,666	0.00%	11.52%
2004	0.40%	3,866	13.918876	53,810	0.00%	11.96%
2003	0.40%	28,684	12.431976	356,599	0.00%	51.53%

Nationwide VIT – Van Kampen Comstock Value Fund – Class I
2006	0.40%	2	13.317925	27	1.73%	15.44%
2005	0.40%	262	11.536276	3,023	1.61%	3.83%
2004	0.40%	28,772	11.110531	319,672	1.39%	17.03%
2003	0.40%	50,453	9.493770	478,989	1.34%	30.91%

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I
2007	0.40%	44,644	15.463091	690,334	4.18%	4.20%
2006	0.40%	34,566	14.839152	512,930	4.07%	4.42%
2005	0.40%	89,110	14.210938	1,266,337	3.99%	1.77%
2004	0.40%	307,698	13.963330	4,296,489	4.55%	6.11%
2003	0.40%	469,752	13.159481	6,181,693	5.42%	11.67%

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2007	0.40%	1,998	15.016171	30,002	0.00%	0.11%
2006	0.40%	7,818	14.999423	117,265	0.00%	4.83%
2005	0.40%	20,788	14.307871	297,432	0.00%	2.49%
2004	0.40%	44,406	13.960609	619,935	0.00%	11.43%
2003	0.40%	35,320	12.528578	442,509	0.00%	24.56%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2006	0.40%	74	$14.282531	$1,057	0.70%	12.93%
2005	0.40%	80,808	12.647762	1,022,040	0.15%	7.96%
2004	0.40%	290,396	11.715274	3,402,069	0.12%	15.35%
2003	0.40%	406,038	10.156098	4,123,762	0.89%	31.24%

Neuberger Berman AMT – Mid-Cap Growth Portfolio – I Class Shares
2007	0.40%	3,494	19.674042	68,741	0.00%	22.04%
2006	0.40%	97,186	16.121456	1,566,780	0.00%	14.24%
2005	0.40%	127,004	14.112212	1,792,307	0.00%	13.29%
2004	0.40%	322,438	12.456893	4,016,576	0.00%	15.84%
2003	0.40%	895,379	10.753194	9,628,184	0.00%	27.56%

Neuberger Berman AMT – Partners Portfolio – Class I
2007	0.40%	596	16.713743	9,961	0.62%	8.90%
2006	0.40%	414	15.348160	6,354	0.68%	11.79%
2005	0.40%	211,116	13.728969	2,898,405	0.98%	17.58%
2004	0.40%	244,546	11.676716	2,855,494	0.01%	18.50%
2003	0.40%	271,980	9.853739	2,680,020	0.00%	34.55%

Neuberger Berman AMT – Regency Portfolio – Class I
2007	0.40%	48,338	10.543396	509,647	0.46%	2.89%
2006	0.40%	34,570	10.247505	354,256	0.44%	2.48	% 05/01/06

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2007	0.40%	364,698	16.850466	6,145,331	0.22%	13.69%
2006	0.40%	1,040,592	14.821276	15,422,901	0.38%	7.52%
2005	0.40%	1,425,776	13.784845	19,654,101	0.91%	4.68%
2004	0.40%	4,419,620	13.168552	58,199,996	0.31%	6.51%
2003	0.40%	4,490,131	12.363752	55,514,866	0.38%	30.42%

Oppenheimer VAF – Global Securities Fund – Non-Service Shares
2007	0.40%	792,482	15.541185	12,316,109	1.33%	5.89%
2006	0.40%	898,758	14.676391	13,190,524	1.07%	17.22%
2005	0.40%	810,028	12.520042	10,141,585	1.00%	13.85%
2004	0.40%	1,770,284	10.996730	19,467,335	1.15%	18.69%
2003	0.40%	1,588,406	9.265284	14,717,033	0.73%	42.45%

Oppenheimer VAF – Main Street® – Non-Service Shares
2006	0.40%	3,524	11.856561	41,783	1.10%	14.57%
2005	0.40%	5,684	10.349023	58,824	1.37%	5.55%
2004	0.40%	606,518	9.804476	5,946,591	0.83%	9.02%
2003	0.40%	805,623	8.993106	7,245,053	0.90%	26.21%

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares
2006	0.40%	986	13.200215	13,015	0.00%	2.55%
2005	0.40%	5,300	12.872483	68,224	0.00%	11.88%
2004	0.40%	916,804	11.505640	10,548,417	0.00%	19.30%
2003	0.40%	1,747,033	9.644393	16,849,073	0.00%	25.09%

PIMCO VIT – All Asset Portfolio – Administrative Shares
2007	0.40%	2,462	13.325057	32,806	8.25%	7.89%
2006	0.40%	2,542	12.350260	31,394	4.03%	4.24%
2005	0.40%	58,972	11.847635	698,679	4.94%	5.81%
2004	0.40%	13,676	11.197507	153,137	6.86%	11.98	% 05/03/04

PIMCO VIT – Low Duration Portfolio – Administrative Shares
2007	0.40%	189,584	11.728722	2,223,578	4.75%	6.94%
2006	0.40%	995,170	10.967285	10,914,313	4.19%	3.55%
2005	0.40%	1,106,776	10.591594	11,722,522	2.71%	0.60%
2004	0.40%	1,548,394	10.528355	16,302,042	1.29%	1.43%
2003	0.40%	427,929	10.379703	4,441,776	1.22%	1.94%

PIMCO VIT – Real Return Portfolio – Administrative Shares
2007	0.40%	1,489,604	13.692856	20,396,933	4.64%	10.20%
2006	0.40%	1,442,470	12.425357	17,923,205	4.26%	0.34%
2005	0.40%	640,224	12.383232	7,928,042	2.85%	1.67%
2004	0.40%	907,634	12.180321	11,055,273	1.03%	8.45%
2003	0.40%	604,652	11.230805	6,790,729	2.35%	8.42%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

PIMCO VIT – Total Return Portfolio – Administrative Shares
2007	0.40%	1,905,050	$12.898203	$24,571,722	4.81%	8.31%
2006	0.40%	3,150,134	11.909077	37,515,188	4.42%	3.43%
2005	0.40%	2,531,932	11.513866	29,152,326	3.47%	2.02%
2004	0.40%	3,142,992	11.286156	35,472,298	1.92%	4.46%
2003	0.40%	2,117,582	10.804064	22,878,491	2.71%	4.62%

Pioneer VCT – Pioneer High Yield Portfolio – Class I Shares
2007	0.40%	179,670	17.066645	3,066,364	5.36%	5.50%
2006	0.40%	280,054	16.177661	4,530,619	5.53%	8.07%
2005	0.40%	252,932	14.969736	3,786,325	5.49%	1.54%
2004	0.40%	473,190	14.742883	6,976,185	5.59%	7.63%
2003	0.40%	105,483	13.697677	1,444,872	5.84%	32.26%

Royce Capital Fund – Micro-Cap Portfolio
2007	0.40%	383,860	23.631757	9,071,286	1.50%	3.56%
2006	0.40%	767,354	22.819241	17,510,436	0.17%	20.59%
2005	0.40%	830,676	18.923254	15,719,093	0.60%	11.17%
2004	0.40%	1,033,530	17.022607	17,593,375	0.00%	13.39%
2003	0.40%	548,859	15.012271	8,239,620	0.00%	48.57%

T. Rowe Price Equity Income Portfolio – II
2007	0.40%	834,360	18.033915	15,046,777	1.51%	2.62%
2006	0.40%	1,391,756	17.574134	24,458,906	1.35%	18.18%
2005	0.40%	1,649,340	14.871262	24,527,767	1.39%	3.28%
2004	0.40%	1,661,986	14.398668	23,930,385	1.46%	14.16%
2003	0.40%	1,166,336	12.612824	14,710,791	1.80%	24.67%

T. Rowe Price Mid-Cap Growth Portfolio – II
2007	0.40%	34,870	23.360091	814,566	0.00%	16.75%
2006	0.40%	256,586	20.007898	5,133,747	0.00%	5.96%
2005	0.40%	453,782	18.882872	8,568,707	0.00%	13.98%
2004	0.40%	754,450	16.566668	12,498,723	0.00%	17.58%
2003	0.40%	513,748	14.089414	7,238,408	0.00%	37.54%

T. Rowe Price New America Growth Portfolio
2007	0.40%	536,034	13.607980	7,294,340	0.00%	13.32%
2006	0.40%	551,676	12.008095	6,624,578	0.04%	6.90%
2005	0.40%	584,706	11.232593	6,567,765	0.00%	4.06%
2004	0.40%	19,964	10.794628	215,504	0.00%	7.95	% 05/03/04

T. Rowe Price Personal Strategy Balanced Portfolio
2007	0.40%	340	10.847653	3,688	1.34%	7.18%

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares
2006	0.40%	90	10.406467	937	0.11%	8.77%
2005	0.40%	734	9.567773	7,023	0.00%	3.20%
2004	0.40%	21,434	9.270823	198,711	0.40%	5.79%
2003	0.40%	114,903	8.763701	1,006,976	0.11%	25.50%

Turner GVIT Growth Focus Fund – Class I
2003	0.40%	48,390	3.293722	159,383	0.00%	50.36%

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class
2005	0.40%	596	17.488050	10,423	0.71%	31.47%
2004	0.40%	53,740	13.301843	714,841	0.53%	25.39%
2003	0.40%	69,877	10.608507	741,291	0.11%	53.57%

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class
2007	0.40%	6,820	38.218809	260,652	0.11%	44.77%
2005	0.40%	52	21.290146	1,107	0.31%	51.07%
2004	0.40%	153,946	14.093195	2,169,591	0.31%	23.73%
2003	0.40%	111,979	11.413041	1,278,021	0.41%	44.50%

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2007	0.40%	68,018	21.088867	1,434,423	7.13%	6.10%
2006	0.40%	81,282	19.875581	1,615,527	10.28%	10.37%
2005	0.40%	83,166	18.008789	1,497,719	7.14%	11.80%
2004	0.40%	122,976	16.107486	1,980,834	7.52%	9.62%
2003	0.40%	200,179	14.693571	2,941,344	0.00%	27.35%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Van Kampen UIF – Mid Cap Growth Portfolio – class I
2007	0.40%	44,500	$11.139857	$495,724	0.00%	22.17%
2006	0.40%	44,880	9.118070	409,219	0.00%	8.84%
2005	0.40%	49,068	8.377513	411,068	0.00%	17.10%
2004	0.40%	30,098	7.154160	215,326	0.00%	21.11%
2003	0.40%	142,586	5.907110	842,271	0.00%	41.20%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2007	0.40%	172,122	29.190018	5,024,244	1.11%	-17.40%
2006	0.40%	290,660	35.340571	10,272,090	1.07%	37.50%
2005	0.40%	377,610	25.703042	9,705,726	1.19%	16.59%
2004	0.40%	716,826	22.046498	15,803,503	1.61%	35.85%
2003	0.40%	698,195	16.228488	11,330,649	0.00%	36.96%

W&R Target Funds, Inc. – Growth Portfolio
2007	0.40%	24	15.342459	368	0.00%	25.31%
2006	0.40%	1,882	12.243877	23,043	0.00%	4.62%

W&R Target Funds, Inc. – Real Estate Securities Portfolio
2007	0.40%	2,396	12.430983	29,785	1.28%	-16.40%
2006	0.40%	2,546	14.870055	37,859	1.58%	29.57%

Wells Fargo AVT – Opportunity FundSM
2006	0.40%	126	13.289662	1,674	0.00%	11.77%
2005	0.40%	110,270	11.889981	1,311,108	0.00%	7.45%
2004	0.40%	898,190	11.065086	9,938,550	0.00%	17.75%
2003	0.40%	1,423,338	9.397220	13,375,420	0.08%	36.46%

Contract Owners’ Equity Total By Year
2007				$4,818,135,017

2006				$4,464,442,368

2005				$3,947,899,004

2004				$3,677,896,359

2003				$3,032,894,218

*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or cost of insurance charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-4 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/S/ KPMG LLP
Columbus, Ohio
March 18, 2008

NATIONWIDE LIFE INSURANCE COMPANY HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	PRSRT STD U.S. POSTAGE PAID NATIONWIDE

Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company